Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2011	Jan. 31, 2012 Common Shares	Jan. 31, 2012 Series A Common Shares
Entity Registrant Name	TELEPHONE & DATA SYSTEMS INC /DE/
Entity Central Index Key	0001051512
Document Type	10-K
Document Period End Date	Dec 31, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float		$ 1,870,029,239
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Trading Symbol	TDS
Entity Common Stock, Shares Outstanding			101,340,000	7,119,000

Consolidated Statement Of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Consolidated Statement of Operations
Operating revenues	$ 5,180,471		$ 4,986,829		$ 5,019,943
Operating expenses
Cost of services and products (excluding Depreciation, amortization and accretion expense reported below)	2,041,142		1,911,554		1,870,663
Selling, general and administrative expense	2,011,861		2,011,772		1,964,431
Depreciation, amortization and accretion expense	765,776		755,649		744,247
Loss on impairment of intangible assets					14,000
(Gain) loss on asset disposals and exchanges, net	(810)		11,763		18,758
Total operating expenses	4,817,969		4,690,738		4,612,099
Operating income (loss)	362,502		296,091		407,844
Investment and other income (expense)
Equity in earnings of unconsolidated entities	82,538		98,074		90,732
Interest and dividend income	9,145		10,508		11,121
Gain on investment	24,103
Interest expense	(118,201)		(116,810)		(126,209)
Other, net	3,658		(2,089)		2,000
Total investment and other income (expense)	1,243		(10,317)		(22,356)
Income before income taxes	363,745		285,774		385,488
Income tax expense	113,503		95,188		135,539
Net income	250,242		190,586		249,949
Less: Net income attributable to noncontrolling interests, net of tax	(49,676)		(45,737)		(58,602)
Net income attributable to TDS shareholders	200,566		144,849		191,347
Preferred dividend requirement	(50)		(50)		(51)
Net income available to common	$ 200,516		$ 144,799		$ 191,296
Basic weighted average shares outstanding	108,562	[1]	110,016	[1]	114,354	[1]
Basic earnings per share attributable to TDS shareholders	$ 1.85	[1]	$ 1.32	[1]	$ 1.67	[1]
Diluted weighted average shares outstanding	109,100	[1]	110,489	[1]	114,572	[1]
Diluted earnings per share attributable to TDS shareholders	$ 1.83	[1]	$ 1.31	[1]	$ 1.67	[1]
Dividends per share	$ 0.47	[2]	$ 0.45	[2]	$ 0.43	[2]

[1]	On January 13, 2012, TDS shareholders approved a Share Consolidation Amendment to the Restated Certificate of Incorporation of TDS. Shares outstanding at December 31, 2011, as well as average basic and diluted shares outstanding used to calculate earnings per share as of the beginning of all periods presented, have been retroactively restated to reflect the impact of the increased shares outstanding as a result of the Share Consolidation Amendment. See Note 21—Subsequent Events for additional information.
[2]	Dividends per share reflects the amount paid per share outstanding at the date the dividend was declared and has not been retroactively adjusted to reflect the impact of the Share Consolidation Amendment.

Consolidated Statement Of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statement of Comprehensive Income
Net income	$ 250,242	$ 190,586	$ 249,949
Net change in accumulated other comprehensive income
Net unrealized gain (loss) on equity investments	138	84	(302)
Net change related to retirement plan	(5,784)	(582)	10,983
Comprehensive income	244,596	190,088	260,630
Less: Comprehensive income attributable to noncontrolling interests	(49,676)	(45,737)	(58,602)
Comprehensive income attributable to TDS shareholders	$ 194,920	$ 144,351	$ 202,028

Consolidated Statement Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities
Net income	$ 250,242	$ 190,586	$ 249,949
Add (deduct) adjustments to reconcile net income to net cash flows from operating activities
Depreciation, amortization and accretion expense	765,776	755,649	744,247
Bad debts expense	68,611	83,098	115,989
Stock-based compensation expense	36,837	35,128	32,486
Deferred income taxes, net	202,547	76,391	36,014
Equity in earnings of unconsolidated entities	(82,538)	(98,074)	(90,732)
Distributions from unconsolidated entities	92,231	100,845	91,587
Loss on impairment of intangible assets			14,000
(Gain) loss on asset disposals and exchanges, net	(810)	11,763	18,758
Gain on investment	(24,103)
Noncash interest expense	18,849	9,733	4,412
Other operating activities	1,067	383	(71)
Changes in assets and liabilities from operations
Accounts receivable	(95,426)	(79,182)	(115,087)
Inventory	(13,382)	40,657	(34,566)
Accounts payable	29,291	(47,759)	23,098
Customer deposits and deferred revenues	35,457	6,478	(8,763)
Accrued taxes	(27,871)	(95,284)	61,630
Accrued interest	3,351	(7,680)	(2,009)
Other assets and liabilities	(4,418)	93,475	(43,588)
Cash flows from operating activities	1,255,711	1,076,207	1,097,354
Cash flows from investing activities
Cash used for additions to property, plant and equipment	(971,759)	(739,222)	(657,817)
Cash paid for acquisitions and licenses	(105,508)	(81,691)	(29,276)
Cash paid for investments	(180,920)	(493,750)	(109,230)
Cash received for investments	393,246	106,255	23,660
Other investing activities	(1,148)	370	4,565
Cash flows from investing activities	(866,089)	(1,208,038)	(768,098)
Cash flows from financing activities
Repayment of short-term debt	(32,671)
Repayment of long-term debt	(614,639)	(220,249)	(143,078)
Issuance of long-term debt	643,700	225,648
TDS Common Shares and Special Common Shares reissued for benefit plans, net of tax payments	32	309	819
U.S. Cellular Common Shares reissued for benefit plans, net of tax payments	1,935	509	(82)
Repurchase of TDS Common and Special Common Shares	(21,500)	(68,053)	(178,536)
Repurchase of U.S. Cellular Common Shares	(62,294)	(52,827)	(33,585)
Dividends paid	(48,670)	(47,202)	(46,798)
Payment of debt issuance costs	(21,657)	(12,533)	(10,079)
Distributions to noncontrolling interests	(16,236)	(19,630)	(17,533)
Payments to acquire additional interest in subsidiaries		(9,248)	(285)
Other financing activities	3,970	2,321	1,692
Cash flows from financing activities	(168,030)	(200,955)	(427,465)
Net increase (decrease) in cash and cash equivalents	221,592	(332,786)	(98,209)
Cash and cash equivalents
Beginning of period	341,683	674,469	772,678
End of period	$ 563,275	$ 341,683	$ 674,469

Consolidated Balance Sheet (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Current assets
Cash and cash equivalents	$ 563,275		$ 341,683
Short-term investments	246,273		402,882
Accounts receivable
Due from customers, less allowances of $25,738 and $28,859, respectively	393,978		378,976
Other, less allowances of $5,333 and $6,148, respectively	148,599		133,970
Inventory	130,044		116,330
Net deferred income tax asset	40,898		37,079
Prepaid expenses	80,628		76,935
Income taxes receivable	85,636		64,985
Other current assets	16,349		17,384
Total current assets	1,705,680		1,570,224
Assets held for sale	49,647
Investments
Licenses	1,494,014		1,460,126
Goodwill	797,077		728,455
Other intangible assets, net of accumulated amortization of $131,101 and $119,555, respectively	50,734		30,810
Investments in unconsolidated entities	173,710		197,922
Long-term investments	45,138		102,185
Other investments	3,072		8,988
Total investments	2,563,745		2,528,486
Property, plant and equipment
In service and under construction	10,197,596		9,351,341
Less: Accumulated depreciation	6,413,061		5,833,557
Property, plant and equipment, net	3,784,535		3,517,784
Other assets and deferred charges	97,398		79,623
Total assets	8,201,005		7,696,117
Current liabilities
Current portion of long-term debt	1,509		1,711
Accounts payable	364,746		317,904
Customer deposits and deferred revenues	207,633		171,781
Accrued interest	7,456		4,308
Accrued taxes	41,069		46,110
Accrued compensation	107,719		99,020
Other current liabilities	144,001		144,938
Total current liabilities	874,133		785,772
Liabilities held for sale	1,051
Deferred liabilities and credits
Net deferred income tax liability	808,713		589,092
Other deferred liabilities and credits	383,567		354,798
Long-term debt	1,529,857		1,499,862
Commitments and contingencies
Noncontrolling interests with redemption features	1,005		855
TDS shareholders' equity
Series A Common, Special Common and Common Shares	1,326	[1]	1,270	[1]
Capital in excess of par value	2,268,711	[1]	2,107,929	[1]
Special Common and Common Treasury shares at cost:	(750,921)	[1]	(738,695)	[1]
Accumulated other comprehensive loss	(8,854)		(3,208)
Retained earnings	2,451,899	[1]	2,450,599	[1]
Total TDS shareholders' equity	3,962,161		3,817,895
Preferred shares	830		830
Noncontrolling interests	639,688		647,013
Total equity	4,602,679		4,465,738
Total liabilities and equity	$ 8,201,005		$ 7,696,117

[1]	The December 31, 2011 amounts reflect the impact of the Share Consolidation Amendment to the Restated Certificate of Incorporation of TDS, as approved by the TDS shareholders on January 13, 2012. See Note 21—Subsequent Events for additional information.

Consolidated Balance Sheet Parenthetical (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Current assets
Due from customers, less allowances of $25,738 and $28,859, respectively	$ 25,738		$ 28,859
Other, less allowances of $5,333 and $6,148, respectively	5,333		6,148
Investments
Other intangible assets, net of accumulated amortization of $131,101 and $119,555, respectively	131,101		119,555
TDS shareholders' equity
Shares authorized	290,000,000	[1]	290,000,000	[1]
Shares issued	132,621,000	[1]	127,045,000	[1]
Shares outstanding	108,456,000	[1]	103,936,000	[1]
Par value	1,326	[1]	1,270	[1]
Treasury Shares	24,165,000	[1]	23,109,000	[1]
Series A Common Shares
TDS shareholders' equity
Shares authorized	25,000,000	[1]	25,000,000	[1]
Shares issued	7,119,000	[1]	6,510,000	[1]
Shares outstanding	7,119,000	[1]	6,510,000	[1]
Par value per share	$ 0.01	[1]	$ 0.01	[1]
Par value	71	[1]	65	[1]
Special Common Shares
TDS shareholders' equity
Shares authorized			165,000,000	[1]
Shares issued			63,442,000	[1]
Shares outstanding			47,531,000	[1]
Par value per share			$ 0.01	[1]
Par value			634	[1]
Treasury Shares			15,911,000	[1]
Common Shares
TDS shareholders' equity
Shares authorized	265,000,000	[1]	100,000,000	[1]
Shares issued	125,502,000	[1]	57,093,000	[1]
Shares outstanding	101,337,000	[1]	49,895,000	[1]
Par value per share	$ 0.01	[1]	$ 0.01	[1]
Par value	$ 1,255	[1]	$ 571	[1]
Treasury Shares	24,165,000	[1]	7,198,000	[1]

[1]	The December 31, 2011 amounts reflect the impact of the Share Consolidation Amendment to the Restated Certificate of Incorporation of TDS, as approved by the TDS shareholders on January 13, 2012. See Note 21—Subsequent Events for additional information.

Consolidated Statement of Changes in Equity (USD $) In Thousands, unless otherwise specified		Total	Series A Common , Special Common and Common Shares	Capital in Excess of Par Value	Special Common and Common Treasury Shares	Accumulated Other Comprehensive Income (Loss)	Retained Earnings	Total TDS Shareholders' Equity	Preferred Shares	Noncontrolling Interests
Beginning balance at Dec. 31, 2008		$ 4,412,089	$ 1,270	$ 2,066,597	$ (513,108)	$ (13,391)	$ 2,222,067	$ 3,763,435	$ 852	$ 647,802
Add (deduct)
Net income attributable to TDS shareholders		191,347					191,347	191,347
Net income attributable to noncontrolling interests classified as equity		58,464								58,464
Net unrealized gain (loss) on equity investments		(302)				(302)		(302)
Net change related to retirement plan		10,983				10,983		10,983
Common, Special Common and Series A Common Shares dividends		(46,747)					(46,747)	(46,747)
Preferred dividend requirement		(51)					(51)	(51)
Repurchase of shares		(176,625)			(176,601)		(4)	(176,605)	(20)
Dividend reinvestment plan		1,530		1	1,243		286	1,530
Incentive and compensation plans		1,435		(44)	6,817		(5,338)	1,435
Adjust investment in subsidiaries for repurchases, issuances, other compensation plans and noncontrolling interest purchases		(18,467)		7,705				7,705		(26,172)
Stock-based compensation awards	[1]	16,124		16,124				16,124
Tax windfall (shortfall) from stock awards	[2]	(1,576)		(1,576)				(1,576)
Distributions to noncontrolling interests		(17,533)								(17,533)
Ending balance at Dec. 31, 2009		4,430,671	1,270	2,088,807	(681,649)	(2,710)	2,361,560	3,767,278	832	662,561
Add (deduct)
Net income attributable to TDS shareholders		144,849					144,849	144,849
Net income attributable to noncontrolling interests classified as equity		45,644								45,644
Net unrealized gain (loss) on equity investments		84				84		84
Net change related to retirement plan		(582)				(582)		(582)
Common, Special Common and Series A Common Shares dividends		(47,152)					(47,152)	(47,152)
Preferred dividend requirement		(50)					(50)	(50)
Repurchase of shares		(68,056)			(68,053)		(1)	(68,054)	(2)
Dividend reinvestment plan		4,067		1,858	5,492		(3,283)	4,067
Incentive and compensation plans		742		551	5,515		(5,324)	742
Adjust investment in subsidiaries for repurchases, issuances, other compensation plans and noncontrolling interest purchases		(41,699)		(137)				(137)		(41,562)
Stock-based compensation awards	[1]	17,084		17,084				17,084
Tax windfall (shortfall) from stock awards	[2]	(234)		(234)				(234)
Distributions to noncontrolling interests		(19,630)								(19,630)
Ending balance at Dec. 31, 2010		4,465,738	1,270	2,107,929	(738,695)	(3,208)	2,450,599	3,817,895	830	647,013
Add (deduct)
Net income attributable to TDS shareholders		200,566					200,566	200,566
Net income attributable to noncontrolling interests classified as equity		49,505								49,505
Net unrealized gain (loss) on equity investments		138				138		138
Net change related to retirement plan		(5,784)				(5,784)		(5,784)
Common, Special Common and Series A Common Shares dividends		(48,620)					(48,620)	(48,620)
Preferred dividend requirement		(50)					(50)	(50)
Repurchase of shares		(21,500)			(21,500)			(21,500)
Dividend reinvestment plan		3,672		1,087	5,260		(2,675)	3,672
Incentive and compensation plans		476		279	4,014		(3,817)	476
Adjust investment in subsidiaries for repurchases, issuances, other compensation plans and noncontrolling interest purchases		(41,533)		(572)				(572)		(40,961)
Stock-based compensation awards	[1]	16,654		16,654				16,654
Tax windfall (shortfall) from stock awards	[2]	(697)		(697)				(697)
Distributions to noncontrolling interests		(16,236)								(16,236)
Impact of Share Consolidation	[3]	17	(56)	(144,031)			144,104	17
Other		(367)								(367)
Ending balance at Dec. 31, 2011		$ 4,602,679	$ 1,326	$ 2,268,711	$ (750,921)	$ (8,854)	$ 2,451,899	$ 3,962,161	$ 830	$ 639,688

[1]	Reflects TDS Corporate and TDS Telecom's current year stock-based compensation awards impact on Capital in excess of par value. U.S. Cellular’s amounts are included in Adjust investment in subsidiaries for repurchases, issuances and other compensation plans.
[2]	Reflects tax windfalls/(shortfalls) associated with the exercise of options and the vesting of restricted stock awards of TDS Common Shares and TDS Special Common Shares. U.S. Cellular’s tax windfalls/(shortfalls) associated with the exercise of options and vesting of restricted stock awards of U.S. Cellular are included in Adjust investment in subsidiaries for repurchases, issuances, and other compensation plans.
[3]	Reflects the impact of the Share Consolidation Amendment to the Restated Certificate of Incorporation of TDS, as approved by the TDS shareholders on January 13, 2012. See Note 21—Subsequent Events for additional information.

Summary Of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Disclosure Text Block
Summary of Significant Accounting Policies Disclosure

Nature of Operations

Telephone and Data Systems, Inc. (“TDS”) is a diversified telecommunications company providing high-quality telecommunications services to approximately 5.9 million wireless customers and 1.1 million wireline equivalent access lines at December 31, 2011. TDS conducts substantially all of its wireless operations through its 84%-owned subsidiary, United States Cellular Corporation (“U.S. Cellular”) and its majority-owned subsidiary, Airadigm Communications, Inc. (“Airadigm”), and provides wireline services through its incumbent local exchange carrier (“ILEC”) and competitive local exchange carrier (“CLEC”) operations under its wholly-owned subsidiary, TDS Telecommunications Corporation (“TDS Telecom”). TDS conducts printing and distribution services through its majority-owned subsidiary, Suttle-Straus, Inc. (“Suttle-Straus”), which represents a small portion of TDS' operations.

TDS has three reportable segments: (i) U.S. Cellular's wireless operations; (ii) TDS Telecom's ILEC wireline operations and (iii) TDS Telecom's CLEC wireline operations. TDS does not have any foreign operations. See Note 18—Business Segment Information, for summary financial information on each business segment.

Principles of Consolidation

The accounting policies of TDS conform to accounting principles generally accepted in the United States of America (“GAAP”) as set forth in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”). Unless otherwise specified, references to accounting provisions and GAAP in these notes refer to the requirements of the FASB ASC. The consolidated financial statements include the accounts of TDS, its majority-owned subsidiaries, general partnerships in which it has a majority partnership interest and variable interest entities (“VIEs”) in which TDS is the primary beneficiary. Both VIE and primary beneficiary represent terms defined by GAAP. Prior to January 1, 2010, the primary beneficiary of a VIE was the entity that recognized a majority of a VIE's expected gains or losses, as determined based on a quantitative model.  Effective January 1, 2010, new provisions under GAAP related to accounting for VIEs provide for a more qualitative assessment in determining the primary beneficiary of a VIE. The revised consolidation guidance related to VIEs effective January 1, 2010 did not change TDS' consolidated reporting entities.

All material intercompany accounts and transactions have been eliminated.

Reclassifications

Certain prior year amounts have been reclassified to conform to the 2011 financial statement presentation. These reclassifications did not affect consolidated net income attributable to TDS shareholders, cash flows, assets, liabilities or equity for the years presented.

Business Combinations

TDS accounts for business combinations at fair value in accordance with the acquisition method. This method requires that the acquirer recognize 100% of the acquiree's assets and liabilities at their fair values on the acquisition date for all acquisitions, whether full or partial. In addition, transaction costs related to acquisitions are expensed.

Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (a) the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and (b) the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates. Significant estimates are involved in accounting for Goodwill and indefinite-lived intangible assets, Depreciation, amortization and accretion, allowance for doubtful accounts, loyalty reward points, and income taxes.

Cash and Cash Equivalents

Cash and cash equivalents include cash and short-term, highly liquid investments with original maturities of three months or less.

Short-Term and Long-Term Investments

At December 31, 2011 and 2010, TDS had $246.3 million and $402.9 million in Short-term investments and $45.1 million and $102.2 million in Long-term investments, respectively. Short-term and Long-term investments consist of certificates of deposit (short-term only), U.S. treasuries and corporate notes, all of which are designated as held-to-maturity investments, and are recorded at amortized cost in the Consolidated Balance Sheet. The corporate notes are guaranteed by the Federal Deposit Insurance Corporation. For these investments, TDS' objective is to earn a higher rate of return on funds that are not anticipated to be required to meet liquidity needs in the near term, while maintaining a low level of investment risk. See Note 4—Fair Value Measurements for additional details on Short-term and Long-term investments.

Accounts Receivable and Allowance for Doubtful Accounts

U.S. Cellular's accounts receivable primarily consist of amounts owed by customers pursuant to service contracts and for equipment sales, by agents for sales of equipment to them and by other wireless carriers whose customers have used U.S. Cellular's wireless systems.

TDS Telecom's accounts receivable primarily consist of amounts owed by customers for services provided, by connecting companies for interstate and intrastate long-distance traffic on its network, and by interstate and intrastate revenue pools that distribute access charges.

The allowance for doubtful accounts is the best estimate of the amount of probable credit losses related to existing accounts receivable. The allowance is estimated based on historical experience and other factors that could affect collectability. Accounts receivable balances are reviewed on either an aggregate or individual basis for collectability depending on the type of receivable. When it is probable that an account balance will not be collected, the account balance is charged against the allowance for doubtful accounts. TDS does not have any off-balance sheet credit exposure related to its customers.

The changes in the allowance for doubtful accounts during the years ended December 31, 2011, 2010 and 2009 were as follows:

Year Ended December 31,	2011	2010	2009
(Dollars in thousands)
Beginning balance	$35,007	$37,623	$19,202
Additions, net of recoveries	68,611	83,098	115,989
Deductions	(72,545)	(85,714)	(97,568)
Ending balance	$31,073	$35,007	$37,623

Inventory

Inventory primarily consists of wireless devices stated at the lower of cost or market, with cost determined using the first-in, first-out method and market determined by replacement costs or estimated net realizable value. TDS Telecom's materials and supplies are stated at average cost.

Fair Value Measurements

Under the provisions of GAAP, fair value is a market-based measurement and not an entity-specific measurement, based on an exchange transaction in which the entity sells an asset or transfers a liability (exit price). The provisions also establish a fair value hierarchy that contains three levels for inputs used in fair value measurements. Level 1 inputs include quoted market prices for identical assets or liabilities in active markets. Level 2 inputs include quoted market prices for similar assets and liabilities in active markets or quoted market prices for identical assets and liabilities in inactive markets. Level 3 inputs are unobservable.

Licenses

Licenses consist of costs incurred in acquiring Federal Communications Commission (“FCC”) licenses to provide wireless service. These costs include amounts paid to license applicants and owners of interests in entities awarded licenses and all direct and incremental costs related to acquiring the licenses.

TDS has determined that wireless licenses are indefinite-lived intangible assets and, therefore, not subject to amortization based on the following factors:

  Radio spectrum is not a depleting asset.

  The ability to use radio spectrum is not limited to any one technology.

  TDS and its subsidiaries are licensed to use radio spectrum through the FCC licensing process, which enables licensees to utilize specified portions of the spectrum for the provision of wireless service.

  TDS and its subsidiaries are required to renew their FCC licenses every ten years or, in some cases, every fifteen years. To date, all of TDS' license renewal applications have been granted by the FCC. Generally, license renewal applications filed by licensees otherwise in compliance with FCC regulations are routinely granted. If, however, a license renewal application is challenged either by a competing applicant for the license or by a petition to deny the renewal application, the license will be renewed if the licensee can demonstrate its entitlement to a “renewal expectancy.” Licensees are entitled to such an expectancy if they can demonstrate to the FCC that they have provided “substantial service” during their license term and have “substantially complied” with FCC rules and policies. TDS believes that it is probable that future license renewal applications will be granted.

Goodwill

TDS has goodwill as a result of its acquisitions of wireless businesses, the acquisition of operating telephone companies, Hosted and Managed Services companies and, prior to 2009, step acquisitions related to U.S. Cellular's repurchase of its common shares. Such goodwill represents the excess of the total purchase price over the fair value of net assets acquired in these transactions.

Goodwill and Licenses Impairment Assessment

Goodwill and licenses must be assessed for impairment annually or more frequently if events or changes in circumstances indicate that such assets might be impaired. TDS performs its annual impairment assessment of goodwill and licenses as of November 1 of each year.

The impairment test for goodwill is a two-step process. The first step compares the fair value of the reporting unit to its carrying value. If the carrying amount exceeds the fair value, the second step of the test is performed to measure the amount of impairment loss, if any. The second step compares the implied fair value of reporting unit goodwill with the carrying amount of that goodwill. To calculate the implied fair value of goodwill in this second step, an enterprise allocates the fair value of the reporting unit to all of the assets and liabilities of that reporting unit (including any unrecognized intangible assets) as if the reporting unit had been acquired in a business combination and the fair value was the price paid to acquire the reporting unit. The excess of the fair value of the reporting unit over the amount assigned to the assets and liabilities of the reporting unit is the implied fair value of goodwill. If the carrying amount of goodwill exceeds the implied fair value of goodwill, an impairment loss is recognized for that difference.

The impairment test for an indefinite-lived intangible asset other than goodwill consists of comparing the fair value of the intangible asset to its carrying amount. If the carrying amount exceeds the fair value, an impairment loss is recognized for the difference.

Quoted market prices in active markets are the best evidence of fair value of an intangible asset or reporting unit and are used when available. If quoted market prices are not available, the estimate of fair value is based on the best information available, including prices for similar assets and the use of other valuation techniques. Other valuation techniques include present value analysis, multiples of earnings or revenues, or similar performance measures. The use of these techniques involve assumptions by management about factors that are uncertain including future cash flows, the appropriate discount rate, and other inputs. Different assumptions for these inputs could create materially different results.

U.S. Cellular tests goodwill for impairment at the level of reporting referred to as a reporting unit. For purposes of its impairment testing of goodwill in 2011 and 2010, U.S. Cellular identified five reporting units. The five reporting units represent five geographic groupings of FCC licenses, representing five geographic service areas.

A discounted cash flow approach was used to value each reporting unit for purposes of the goodwill impairment review by using value drivers and risks specific to the current industry and economic markets. The cash flow estimates incorporated assumptions that market participants would use in their estimates of fair value. Key assumptions made in this process were the discount rate, estimated expected revenue growth rate, projected capital expenditures and the terminal growth rate.

U.S. Cellular tests licenses for impairment at the level of reporting referred to as a unit of accounting. For purposes of its 2011 impairment testing of licenses, U.S. Cellular separated its FCC licenses into twelve units of accounting based on geographic service areas. Seven of these twelve units of accounting represented geographic groupings of licenses which, because they were not being utilized and, therefore, were not expected to generate cash flows from operating activities in the foreseeable future, were considered separate units of accounting for purposes of impairment testing. For purposes of its 2010 impairment testing of licenses, U.S. Cellular separated its FCC licenses into eighteen units of accounting based on geographic service areas. Thirteen of these eighteen units of accounting represented geographic groupings of licenses which, because they were not being utilized and, therefore, were not expected to generate cash flows from operating activities in the foreseeable future, were considered separate units of accounting for purposes of impairment testing. The change in units of accounting between 2011 and 2010 reflects additional network build-out.

U.S. Cellular estimates the fair value of built licenses for purposes of impairment testing using the build-out method. The build-out method estimates the fair value of licenses by calculating future cash flows from a hypothetical start-up wireless company and assuming that the only assets available upon formation are the underlying licenses. To apply this method, a hypothetical build-out of the company's wireless network, infrastructure, and related costs are projected based on market participant information. Calculated cash flows, along with a terminal value, are discounted to the present and summed to determine the estimated fair value.

For units of accounting which consist of unbuilt licenses, U.S. Cellular prepares estimates of fair value by reference to prices paid in recent auctions and market transactions where available. If such information is not available, the fair value of the unbuilt licenses is assumed to change by the same percentage, and in the same direction, that the fair value of built licenses measured using the build-out method changed during the period.

TDS Telecom has recorded goodwill as a result of the acquisition of operating telephone companies and other service businesses and has assigned this goodwill to its ILEC reporting unit. For the purposes of impairment testing, the publicly-traded guideline company method and the recent transaction method were utilized. The publicly-traded guideline company method develops an indication of value by calculating market pricing multiples for selected publicly-traded companies. The recent transaction method calculates market pricing multiples based upon recent actual acquisitions of similar businesses. In both methods, the developed multiples are applied to the appropriate financial measure of TDS Telecom's ILEC reporting unit to determine the reporting unit's fair value.

Investments in Unconsolidated Entities

Investments in unconsolidated entities consist of amounts invested in wireless and wireline entities in which TDS holds a noncontrolling interest. TDS follows the equity method of accounting for such investments in which its ownership interest equals or exceeds 20% for corporations and equals or exceeds 3% for partnerships and limited liability companies. The cost method of accounting is followed for such investments in which TDS' ownership interest is less than 20% for corporations and is less than 3% for partnerships and limited liability companies, and for investments for which TDS does not have the ability to exercise significant influence.

For its equity method investments for which financial information is readily available, TDS records its equity in the earnings of the entity in the current period. For its equity method investments for which financial information is not readily available, TDS records its equity in the earnings of the entity on a one quarter lag basis.

Property, Plant and Equipment

Property, plant and equipment is stated at the original cost of construction or purchase including capitalized costs of certain taxes, payroll-related expenses, interest and estimated costs to remove the assets.

Expenditures that enhance the productive capacity of assets in service or extend their useful lives are capitalized and depreciated. Expenditures for maintenance and repairs of assets in service are charged to Cost of services and products or Selling, general and administrative expense, as applicable. Retirements and disposals of assets are recorded by removing the original cost of the asset (along with the related accumulated depreciation) from plant in service and charging it, together with removal cost less any salvage realized, to (Gain) loss on asset disposals and exchanges, net.

Costs of developing new information systems are capitalized and amortized over their expected economic useful lives.

Depreciation

Depreciation is provided using the straight-line method over the estimated useful life of the assets. TDS depreciates leasehold improvement assets associated with leased properties over periods ranging from one to thirty years; such periods approximate the shorter of the assets' economic lives or the specific lease terms.

Useful lives of specific assets are reviewed throughout the year to determine if changes in technology or other business changes would warrant accelerating the depreciation of those specific assets. U.S. Cellular and TDS Telecom did not materially change the useful lives of their property, plant and equipment in 2011, 2010 or 2009.

Impairment of Long-lived Assets

TDS reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the assets might be impaired. The impairment test for tangible long-lived assets is a two-step process. The first step compares the carrying value of the asset (or asset group) with the estimated undiscounted cash flows over the remaining asset (or asset group) life. If the carrying value of the asset (or asset group) is greater than the undiscounted cash flows, the second step of the test is performed to measure the amount of impairment loss. The second step compares the carrying value of the asset to its estimated fair value. If the carrying value exceeds the estimated fair value (less cost to sell), an impairment loss is recognized for the difference.

Quoted market prices in active markets are the best evidence of fair value of a tangible long-lived asset and are used when available. If quoted market prices are not available, the estimate of fair value is based on the best information available, including prices for similar assets and the use of other valuation techniques. A present value analysis of cash flow scenarios is often the best available valuation technique. The use of this technique involves assumptions by management about factors that are uncertain including future cash flows, the appropriate discount rate, and other inputs. Different assumptions for these inputs could create materially different results.

Agent Liabilities

U.S. Cellular has relationships with agents, which are independent businesses that obtain customers for U.S. Cellular. At December 31, 2011 and 2010, U.S. Cellular had accrued $75.3 million and $71.3 million, respectively, for amounts due to agents. This amount is included in Other current liabilities in the Consolidated Balance Sheet.

Other Assets and Deferred Charges

Other assets and deferred charges include legal and other charges related to various borrowing instruments, and are amortized over the respective term of each instrument. The amounts for deferred charges included in the Consolidated Balance Sheet at December 31, 2011 and 2010 are shown net of accumulated amortization of $25.2 million and $26.0 million, respectively.

Asset Retirement Obligations

U.S. Cellular operates cell sites, retail stores and office spaces in its operating markets. A majority of these sites, stores and office spaces are leased. Most of these leases contain terms which require or may require U.S. Cellular to return the leased property to its original condition at the lease expiration date.

TDS Telecom owns poles, wires, and cables and certain buildings and leases data center and office space and property used for housing central office switching equipment and fiber cable. These assets and leases often have removal or remediation requirements associated with them. For example, TDS Telecom's poles, wires, and cables are often located on property that is not owned by TDS Telecom and are often subject to the provisions of easements, permits, or leasing arrangements. Pursuant to the terms of the permits, easements, or leasing arrangements, TDS Telecom is often required to remove these assets and return the property to its original condition at some defined date in the future.

TDS accounts for asset retirement obligations related to the provisions of the arrangements described above by recording the fair value of a liability for legal obligations associated with an asset retirement in the period in which the obligations are incurred. At the time the liability is incurred, TDS records a liability equal to the net present value of the estimated cost of the asset retirement obligation and increases the carrying amount of the related long-lived asset by an equal amount. The liability is accreted to its present value over a period ending with the estimated settlement date of the respective asset retirement obligation. The carrying amount of the long-lived asset is depreciated over the useful life of the asset. Upon settlement of the obligation, any difference between the cost to retire the asset and the recorded liability (including accretion of discount) is recognized in the Consolidated Statement of Operations.

Treasury Shares

Common Shares and Special Common Shares repurchased by TDS are recorded at cost as treasury shares and result in a reduction of equity. Treasury shares are reissued as part of TDS' stock-based compensation programs. When treasury shares are reissued, TDS determines the cost using the first-in, first-out cost method. The difference between the cost of the treasury shares and reissuance price is included in Capital in excess of par value or Retained earnings. On January 13, 2012, TDS shareholders approved a Share Consolidation Amendment to the Restated Certificate of Incorporate of TDS whereby each Special Common Share was reclassified as one Common Share on a one-for-one basis and each Common Share was reclassified as 1.087 Common Shares. See Note 21—Subsequent Events for additional information.

Revenue Recognition

U.S. Cellular

Revenues from wireless operations consist primarily of:

  Charges for access, airtime, roaming, long distance, data and other value added services provided to U.S. Cellular's retail customers and to end users through third-party resellers;
  Charges to carriers whose customers use U.S. Cellular's systems when roaming;
  Sales of equipment and accessories;
  Amounts received from the Universal Service Fund (“USF”) in states where U.S. Cellular has been designated an Eligible Telecommunications Carrier (“ETC”); and
  Redemptions of loyalty reward points for products or services.

Revenues related to wireless services and other value added services are recognized as services are rendered. Revenues billed in advance or in arrears of the services being provided are estimated and deferred or accrued, as appropriate.

Revenues from sales of equipment and accessories are recognized when title and risk of loss passes to the agent or end-user customer.

In October 2009, the FASB issued Accounting Standards Update No. 2009-13, Multiple Deliverable Revenue Arrangements—a consensus of FASB Emerging Issues Task Force ("ASU 2009-13"). ASU 2009-13 provides for less restrictive separation criteria that must be met for a deliverable to be considered a separate unit of accounting. Additionally, under this Standard, there is a hierarchy for determining the selling price of a unit of accounting and consideration must be allocated using a relative-selling price method. U.S. Cellular was required to adopt the provisions of ASU 2009-13 on January 1, 2011, however elected to adopt the provisions as of October 1, 2010 on a retroactive basis to January 1, 2010. The adoption of ASU 2009-13 on October 1, 2010 had no impact on any previously reported financial statement amounts for 2010 interim periods.

U.S. Cellular allocates revenue to each element of these service offerings accounted for under ASU 2009-13 using the relative selling price method. Under this method, arrangement consideration, which consists of the amounts billed to the customer net of any cash-based discounts, are allocated to each element on the basis of their relative selling price, on a stand-alone basis. Such stand-alone selling price is determined in accordance with the following hierarchy:

  U.S. Cellular-specific objective evidence of stand-alone selling price, if available; otherwise
  Third-party evidence of selling price, if it is determinable; otherwise
  A best estimate of stand-alone selling price.

U.S. Cellular estimates stand-alone selling prices of the elements of its service offerings as follows:

  Wireless services – Based on the actual selling price U.S. Cellular offers when such plan is sold on a stand-alone basis, or if the plan is not sold on a stand-alone basis, U.S. Cellular's estimate of the price of such plan based on similar plans that are sold on a stand-alone basis.
  Wireless devices – Based on the selling price of the respective wireless device when it is sold on a stand-alone basis.
  Phone Replacement – Based on U.S. Cellular's estimate of the price of this service if it were sold on a stand-alone basis, which was calculated by estimating the cost of this program plus a reasonable margin.
  Loyalty reward points – By estimating the retail price of the products and services for which points may be redeemed and dividing such amount by the number of loyalty points required to receive such products and services. This is calculated on a weighted average basis and requires U.S. Cellular to estimate the percentage of loyalty points that will be redeemed for each product or service.

U.S. Cellular follows the deferred revenue method of accounting for its loyalty reward program. Under this method, revenue allocated to loyalty reward points is fully deferred as U.S. Cellular does not have sufficient historical data in which to estimate any portion of loyalty reward points that will not be redeemed. Revenue is recognized at the time of customer redemption or when such points have been depleted via a maintenance charge. U.S. Cellular periodically reviews and will revise the redemption and depletion rates as appropriate based on history and related future expectations.

The adoption of ASU 2009-13 required U.S. Cellular to defer the recognition of revenue related to amounts billed to customers that are attributed to loyalty reward points, and therefore impacted the timing of revenue recognition related to such service offerings. As of December 31, 2011 and 2010, $38.9 million and $7.1 million of revenue are deferred, respectively, related to loyalty reward points outstanding as of these dates. These amounts are recorded in Customer deposits and deferred revenues (a current liability account) in the Consolidated Balance Sheet, as customers may redeem their reward points within the current period.

Cash-based discounts and incentives, including discounts to customers who pay their bills through the use of on-line bill payment methods, are recognized as a reduction of Operating revenues concurrently with the associated revenue, and are allocated to the various products and services in the bundled offering based on their respective relative selling price.

In order to provide better control over wireless device quality, U.S. Cellular sells wireless devices to agents. U.S. Cellular pays rebates to agents at the time an agent activates a new customer or retains an existing customer in a transaction involving a wireless device. U.S. Cellular accounts for these rebates by reducing revenues at the time of the wireless device sale to the agent rather than at the time the agent activates a new customer or retains a current customer. Similarly, U.S. Cellular offers certain wireless device sales rebates and incentives to its retail customers and records the revenue net of the corresponding rebate or incentive. The total potential rebates and incentives are reduced by U.S. Cellular's estimate of rebates that will not be redeemed by customers based on historical experience of such redemptions.

Activation fees charged with the sale of service only, where U.S. Cellular does not also sell a wireless device to the customer, are deferred and recognized over the average customer life. U.S. Cellular defers recognition of a portion of commission expenses related to these activations in the amount of deferred activation fee revenues. This method of accounting provides for matching of revenues and direct incremental costs associated with such activations within each reporting period. GAAP requires that activation fees charged with the sale of equipment and service to be allocated to the equipment and service based upon the relative selling prices of each item. This generally results in the recognition of the activation fee as additional wireless device revenue at the time of sale.

ETC revenues recognized in the reporting period represent the amounts which U.S. Cellular is entitled to receive for such period, as determined and approved in connection with U.S. Cellular's designation as an ETC in various states.

TDS Telecom

Revenue from wireline operations consist primarily of charges for:

  The provision of local telephone exchange service;
  Compensation for carrying interstate and intrastate long-distance voice and data traffic on TDS Telecom's local telephone networks, including compensation from Universal Service Funds;
  Leasing, selling, installing and maintaining customer premise equipment;
  Providing broadband services;
  Providing hosted voice over internet protocol (“VoIP”) solutions and other hosted services to business;
  Reselling long-distance services;
  Providing Hosted and Managed Services; and
  Selling digital broadcast satellite and terrestrial video service.

Revenues are recognized as services are rendered. Activation fees charged are deferred and recognized over the average customer's service period.

TDS Telecom offers some products and services that are provided by third-party vendors, primarily satellite television service. TDS records satellite television service revenue on a net basis.

TDS Telecom offers discounts and incentives to customers who receive certain groupings of products and services (bundled arrangements).  These discounts are recognized concurrently with the associated revenue and are allocated to the various products and services in the bundled offering based on their relative selling prices.

Discounts and cash incentives offered by TDS Telecom that are given directly to customers are recorded in the financial statements as a reduction of Operating revenues.

TDS Telecom's ILECs participate in revenue pools with other telephone companies for interstate revenue and for certain intrastate revenue. Such pools are funded by long distance revenue and/or access charges within state jurisdictions and by access charges in the interstate market. Revenues earned through the various pooling processes are recorded based on estimates following the National Exchange Carrier Association's rules as approved by the FCC.

Amounts Collected from Customers and Remitted to Governmental Authorities

TDS records amounts collected from customers and remitted to governmental authorities net within a tax liability account if the tax is assessed upon the customer and TDS merely acts as an agent in collecting the tax on behalf of the imposing governmental authority. If the tax is assessed upon TDS, then amounts collected from customers as recovery of the tax are recorded in Operating revenues and amounts remitted to governmental authorities are recorded in Selling, general and administrative expenses in the Consolidated Statement of Operations. The amounts recorded gross in revenues that are billed to customers and remitted to governmental authorities totaled $141.3 million, $154.0 million and $124.3 million for 2011, 2010 and 2009, respectively.

Advertising Costs

TDS expenses advertising costs as incurred. Advertising costs totaled $267.7 million, $273.0 million and $265.2 million in 2011, 2010 and 2009, respectively.

Income Taxes

TDS files a consolidated federal income tax return. Deferred taxes are computed using the liability method, whereby deferred tax assets are recognized for future deductible temporary differences and operating loss carryforwards, and deferred tax liabilities are recognized for future taxable temporary differences. Both deferred tax assets and liabilities are measured using the tax rates anticipated to be in effect when the temporary differences reverse. Temporary differences are the differences between the reported amounts of assets and liabilities and their tax bases. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment. Deferred tax assets are reduced by a valuation allowance when it is more likely than not that some portion or all of the deferred tax assets will not be realized. TDS evaluates income tax uncertainties, assesses the probability of the ultimate settlement with the applicable taxing authority and records an amount based on that assessment.

Stock-Based Compensation

TDS has established long-term incentive plans, dividend reinvestment plans, a Non-Employee Director compensation plan, and previously had an employee stock purchase plan before this was terminated in the fourth quarter of 2011. See Note 17—Stock-based Compensation for additional information. These plans are considered compensatory plans; therefore, recognition of compensation costs for grants made under these plans is required. The dividend reinvestment plan of TDS is not considered a compensatory plan and, therefore, recognition of compensation costs for grants made under this plan is not required.

TDS values its share-based payment transactions using a Black-Scholes valuation model. Stock-based compensation cost recognized during the period is based on the portion of the share-based payment awards that are ultimately expected to vest. Accordingly, stock-based compensation cost recognized has been reduced for estimated forfeitures. Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Pre-vesting forfeitures and expected life are estimated based on historical experience related to similar awards, giving consideration to the contractual terms of the stock-based awards, vesting schedules and expectations of future employee behavior. TDS believes that its historical experience provides the best estimates of future pre-vesting forfeitures and future expected life. The expected volatility assumption is based on the historical volatility of TDS' common stock over a period commensurate with the expected life. The dividend yield assumption is equal to the dividends declared in the most recent year as a percentage of the share price on the date of grant. The risk-free interest rate assumption is determined using the implied yield for zero-coupon U.S. government issues with a remaining term that approximates the expected life of the stock options.

Compensation cost for stock option awards is recognized over the respective requisite service period of the awards, which is generally the vesting period, on a straight-line basis for each separate vesting portion of the awards as if the awards were, in-substance, multiple awards (graded vesting attribution method).

Operating Leases

TDS is a party to various lease agreements for office space, retail sites, cell sites and equipment that are accounted for as operating leases. Certain leases have renewal options and/or fixed rental increases. Renewal options that are reasonably assured of exercise are included in determining the lease term. TDS accounts for certain operating leases that contain rent abatements, lease incentives and/or fixed rental increases by recognizing lease revenue and expense on a straight-line basis over the lease term.

Recent Accounting Pronouncements

On May 12, 2011, the FASB issued Accounting Standards Update (“ASU”) 2011-04, Fair Value Measurement (Topic 820):  Amendments to Achieve Common Fair Value Measurement and Disclosure.  Although TDS does not currently have any financial assets or liabilities that are required to be recorded at fair value in its Consolidated Balance Sheet in accordance with GAAP, certain assets and liabilities are disclosed at fair value (see Note 4—Fair Value Measurements).  Under ASU 2011-04, for these instruments, TDS will be required to disclose, in a tabular format, the level within the fair value hierarchy that each of these assets and liabilities are measured.  TDS is required to adopt the provisions of ASU 2011-04 effective January 1, 2012.  Early adoption is prohibited.  The adoption of ASU 2011-04 is not expected to have a significant impact on TDS' financial position or results of operations.

On June 16, 2011, the FASB issued ASU 2011-05, Comprehensive Income (Topic 220):  Presentation of Comprehensive Income.  ASU 2011-05 amends how Other Comprehensive Income (“OCI”) is presented in the financial statements.  Under this standard, the Statement of Operations and OCI can be presented either continuously in a Statement of Comprehensive Income or in two separate but consecutive statements.  ASU 2011-05 also required entities to present reclassification adjustments by component in both the statement where net income is presented and the statement where OCI is presented. On December 23, 2011, the FASB issued ASU 2011-12, Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05. ASU 2011-12 defers the effective date pertaining to reclassification adjustments out of accumulated other comprehensive income in ASU 2011-05. TDS is required to adopt the revised provisions of ASU 2011-05 effective January 1, 2012. TDS currently provides this information in two separate statements.  The adoption of ASU 2011-05 is not expected to have an impact on TDS' financial position or results of operations.

On September 15, 2011, the FASB issued ASU 2011-08, Intangibles—Goodwill and Other (Topic 350): Testing Goodwill for Impairment. ASU 2011-08 is intended to reduce the cost and complexity of the annual goodwill impairment test by providing entities an option to perform a “qualitative” assessment to determine whether further impairment testing is necessary. TDS is required to adopt the provisions of ASU 2011-08 effective January 1, 2012. Early adoption is permitted. The adoption of ASU 2011-08 is not expected to have a significant impact on TDS' financial position or results of operations.

Revision of Prior Period Amounts	12 Months Ended
Dec. 31, 2011
Disclosure Text Block
Revision of Prior Period Amounts

NOTE 2 REVISION OF PRIOR PERIOD AMOUNTS

In preparing its Consolidated Statement of Cash Flows for the year ended December 31, 2011, TDS discovered certain errors related to the classification of outstanding checks with the right of offset, and related to the classification of Accounts payable for Additions to property, plant and equipment as non-cash investing activities for purposes of preparing the Consolidated Statement of Cash Flows. These errors resulted in the misstatement of Cash and cash equivalents and Accounts payable as of December 31, 2010 and each quarterly period in 2011, and the misstatement of Cash flows from operating activities and Cash flows from investing activities for the years ended December 31, 2010 and 2009 and each of the quarterly periods in 2011 and 2010. In accordance with SEC Staff Accounting Bulletin Nos. 99 and 108 (“SAB 99” and “SAB 108”), TDS evaluated these errors and determined that they were immaterial to each of the reporting periods affected and, therefore, amendment of previously filed reports was not required. However, in order to provide consistency in the Consolidated Statement of Cash Flows and as permitted by SAB 108, revisions for these immaterial amounts to previously reported annual amounts are reflected in the financial information herein and will be reflected in future filings containing such financial information as permitted by SAB 108.

In accordance with SAB 108, the Consolidated Balance Sheet and the Consolidated Statement of Cash Flows have been revised as follows:

Consolidated Balance Sheet — December 31, 2010
	As previously
(Dollars in thousands)	reported (1)	Adjustment	Revised

Cash and cash equivalents	$368,134	$(26,451)	$341,683
Total current assets	1,596,675	(26,451)	1,570,224
Total assets	7,722,568	(26,451)	7,696,117
Accounts payable	344,355	(26,451)	317,904
Total current liabilities	812,223	(26,451)	785,772
Total liabilities and equity	7,722,568	(26,451)	7,696,117

Consolidated Statement of Cash Flows — Year Ended December 31, 2010

	As previously
(Dollars in thousands)	reported (1)	Adjustment	Revised

Change in Accounts payable	$(4,016)	$(43,743)	$(47,759)
Change in Other assets and liabilities	95,470	(1,995)	93,475
Cash flows from operating activities	1,121,945	(45,738)	1,076,207
Cash used for additions to property, plant and equipment	(755,032)	15,810	(739,222)
Cash flows used in investing activities	(1,223,848)	15,810	(1,208,038)
Net increase (decrease) in cash
and cash equivalents	(302,858)	(29,928)	(332,786)

Consolidated Statement of Cash Flows — Year Ended December 31, 2009

	As previously
(Dollars in thousands)	reported (1)	Adjustment	Revised

Change in Accounts payable	$29,646	$(6,548)	$23,098
Change in Other assets and liabilities	(44,896)	1,308	(43,588)
Cash flows from operating activities	1,102,594	(5,240)	1,097,354
Cash used for additions to property, plant and equipment	(671,165)	13,348	(657,817)
Cash flows used in investing activities	(781,446)	13,348	(768,098)
Net increase (decrease) in cash
and cash equivalents	(106,317)	8,108	(98,209)

  In Current Report on Form 8-K filed on November 16, 2011.

Noncontrolling Interests	12 Months Ended
Dec. 31, 2011
Disclosure Text Block
Noncontrolling Interests

NOTE 3 NONCONTROLLING INTERESTS

Impact of Changes in TDS Ownership

The following schedule discloses the effects of net income attributable to TDS shareholders and changes in TDS' ownership interest in U.S. Cellular on TDS' equity for 2011, 2010 and 2009:

Year Ended December 31,	2011	2010	2009

(Dollars in thousands)
Net income attributable to TDS shareholders	$200,566	$144,849	$191,347
Transfer (to) from the noncontrolling interests
Change in TDS' Capital in excess of par value from
U.S. Cellular's issuance of U.S. Cellular shares	(8,555)	(7,180)	(4,709)
Change in TDS' Capital in excess of par value from
U.S. Cellular's repurchase of U.S. Cellular shares	(7,723)	(2,964)	182
Purchase of ownership in subsidiary from noncontrolling interest	—	(3,510)	(105)
Net transfers (to) from noncontrolling interests	(16,278)	(13,654)	(4,632)
Change from net income attributable to TDS shareholders and
transfers (to) from noncontrolling interests	$184,288	$131,195	$186,715

Mandatorily Redeemable Noncontrolling Interests in Finite-Lived Subsidiaries

TDS' consolidated financial statements include certain noncontrolling interests that meet the GAAP definition of mandatorily redeemable financial instruments. These mandatorily redeemable noncontrolling interests represent interests held by third parties in consolidated partnerships and limited liability companies (“LLCs”), where the terms of the underlying partnership or LLC agreement provide for a defined termination date at which time the assets of the subsidiary are to be sold, the liabilities are to be extinguished and the remaining net proceeds are to be distributed to the noncontrolling interest holders and TDS in accordance with the respective partnership and LLC agreements. The termination dates of these mandatorily redeemable noncontrolling interests range from 2085 to 2107.

The settlement value or estimate of cash that would be due and payable to settle these noncontrolling interests, assuming an orderly liquidation of the finite-lived consolidated partnerships and LLCs on December 31, 2011, net of estimated liquidation costs, is $165.7 million.  This amount excludes redemption amounts recorded in Noncontrolling interests with redemption features in the Consolidated Balance Sheet.  The estimate of settlement value was based on certain factors and assumptions which are subjective in nature. Changes in those factors and assumptions could result in a materially larger or smaller settlement amount. TDS currently has no plans or intentions relating to the liquidation of any of the related partnerships or LLCs prior to their scheduled termination dates. The corresponding carrying value of the mandatorily redeemable noncontrolling interests in finite-lived consolidated partnerships and LLCs at December 31, 2011 was $61.7 million, and is included in Noncontrolling interests in the Consolidated Balance Sheet. The excess of the aggregate settlement value over the aggregate carrying value of these mandatorily redeemable noncontrolling interests is primarily due to the unrecognized appreciation of the noncontrolling interest holders' share of the underlying net assets in the consolidated partnerships and LLCs. Neither the noncontrolling interest holders' share, nor TDS' share, of the appreciation of the underlying net assets of these subsidiaries is reflected in the consolidated financial statements.

Fair Value Measurements	12 Months Ended
Dec. 31, 2011
Disclosure Text Block
Fair Value Measurements

NOTE 4 FAIR VALUE MEASUREMENTS

As of December 31, 2011 and 2010, TDS did not have any financial assets or liabilities that were required to be recorded at fair value in its Consolidated Balance Sheet in accordance with GAAP. However, TDS has applied the provisions of fair value accounting for purposes of computing the fair value of financial instruments for disclosure purposes as displayed below.

	December 31,		December 31,
	2011		2010
	Book Value	Fair Value	Book Value	Fair Value
(Dollars in thousands)
Cash and cash equivalents (1)	$563,275	$563,275	$341,683	$341,683
Short-term investments (2)(3)
Certificates of deposit	27,444	27,444	97,270	97,270
Government-backed securities (4)	218,829	218,829	305,612	305,612
Long-term investments (2)(5)
Government-backed securities (4)	45,138	45,310	102,185	102,325
Long-term debt (6)	1,525,648	1,586,858	1,495,461	1,482,181

  In preparing its Consolidated Statement of Cash Flows for the year ended December 31, 2011, TDS discovered certain errors related to the classification of outstanding checks with the right of offset. This error resulted in the misstatement of Cash for the year ended December 31, 2010. The amounts herein have been revised to reflect the proper amounts. See Note 2 — Revision of Prior Period Amounts for additional information.

  Designated as held-to-maturity investments and are recorded at amortized cost in the Consolidated Balance Sheet.

  Maturities are less than twelve months from the respective balance sheet dates.

  Includes U.S. treasuries and corporate notes guaranteed under the Federal Deposit Insurance Corporation's Temporary Liquidity Guarantee Program.

  Maturities range between 15 and 21 months from the balance sheet date.

  Excludes capital lease obligations and current portion of Long-term debt.

The fair values of Cash and cash equivalents and Short-term investments approximate their book values due to the short-term nature of these financial instruments. The fair values of Long-term investments were estimated using quoted market prices for the individual issuances. The fair value of long-term debt, excluding capital lease obligations and the current portion of such long-term debt, was estimated using market prices for TDS' 7.0% Senior Notes, 6.875% Senior Notes and 6.625% Senior Notes, and U.S. Cellular's 6.95% Senior Notes at December 31, 2011, and TDS' 7.6% Series A Notes, 6.875% Senior Notes, and 6.625% Senior Notes, and U.S. Cellular's 7.5% Senior Notes at December 31, 2010, and discounted cash flow analysis for remaining debt at December 31, 2011 and 2010.

Income Taxes	12 Months Ended
Dec. 31, 2011
Disclosure Text Block
Income Taxes

NOTE 5 INCOME TAXES

TDS' Income taxes receivable at December 31, 2011 and 2010 were as follows:

December 31,	2011	2010
(Dollars in thousands)
Federal income taxes receivable	$77,238	$56,109
State income taxes receivable	8,398	8,876
	$85,636	$64,985

Income tax expense is summarized as follows:

Year Ended December 31,	2011	2010	2009
(Dollars in thousands)
Current
Federal	$(94,627)	$24,329	$92,303
State	5,583	(5,532)	7,222
Deferred
Federal	214,722	67,466	28,451
State	(12,175)	8,925	7,563
	$113,503	$95,188	$135,539

A reconciliation of TDS' income tax expense computed at the statutory rate to the reported income tax expense, and the statutory federal income tax expense rate to TDS' effective income tax expense rate is as follows:

Year Ended December 31,	2011		2010		2009
	Amount	Rate	Amount	Rate	Amount	Rate
(Dollars in millions)
Statutory federal income tax expense and rate	$127.3	35.0%	$100.0	35.0%	$134.9	35.0%
State income taxes, net of federal benefit (1)	(20.3)	(5.6)	2.7	1.0	5.8	1.5
Effect of noncontrolling interests	(3.0)	(0.8)	(4.0)	(1.4)	(4.0)	(1.0)
Correction of deferred taxes (2)	5.4	1.5	—	—	—	—
Other differences, net	4.1	1.1	(3.5)	(1.3)	(1.2)	(0.3)
Total income tax expense and rate	$113.5	31.2%	$95.2	33.3%	$135.5	35.2%

  Net state income tax benefit is a result of changes in the valuation allowance. These changes primarily relate to the ability to utilize net operating losses as a result of state income tax law changes.

  TDS recorded an immaterial adjustment to correct deferred tax balances related to a difference in the tax basis in certain partnership investments for errors occurring prior to 2009.

TDS' current Net deferred income tax asset totaled $40.9 million and $37.1 million at December 31, 2011 and 2010, respectively, and primarily represents the deferred tax effects of accrued liabilities and the allowance for doubtful accounts on customer receivables.

TDS' noncurrent deferred income tax assets and liabilities at December 31, 2011 and 2010 and the temporary differences that gave rise to them were as follows:

December 31,	2011	2010
(Dollars in thousands)
Noncurrent deferred tax assets
Net operating loss ("NOL") carryforwards	$103,709	$80,109
Stock-based compensation	46,410	40,777
Other	51,457	63,016
	201,576	183,902
Less valuation allowance	(48,714)	(69,579)
Total noncurrent deferred tax assets	152,862	114,323
Noncurrent deferred tax liabilities
Property, plant and equipment	608,669	426,305
Licenses/intangibles	224,817	194,943
Partnership investments	123,898	74,634
Other	4,191	7,533
Total noncurrent deferred tax liabilities	961,575	703,415
Net noncurrent deferred income tax liability	$808,713	$589,092

At December 31, 2011, TDS and certain subsidiaries had $1,664.6 million of state NOL carryforwards (generating an $89.0 million deferred tax asset) available to offset future taxable income primarily of the individual subsidiaries that generated the losses. The state NOL carryforwards expire between 2012 and 2031. Certain subsidiaries had federal NOL carryforwards (generating a $14.7 million deferred tax asset) available to offset future taxable income. The federal NOL carryforwards expire between 2012 and 2031. A valuation allowance was established for certain state NOL carryforwards and federal NOL carryforwards since it is more likely than not that a portion of such carryforwards will expire before they can be utilized.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2011	2010	2009
(Dollars in thousands)
Unrecognized tax benefits balance at January 1,	$34,002	$45,034	$39,234
Additions for tax positions of current year	4,369	5,271	5,349
Additions for tax positions of prior years	171	179	4,362
Reductions for tax positions of prior years	(1,973)	(3,517)	(3,855)
Reductions for settlements of tax positions	(976)	(12,549)	—
Reductions for lapses in statutes of limitations	(6,752)	(416)	(56)
Unrecognized tax benefits balance at December 31,	$28,841	$34,002	$45,034

Unrecognized tax benefits are included in Accrued taxes and Other deferred liabilities and credits in the Consolidated Balance Sheet. If these benefits were recognized, they would have reduced income tax expense in 2011, 2010 and 2009 by $18.2 million, $22.2 million and $27.7 million, respectively, net of the federal benefit from state income taxes.

As of December 31, 2011, TDS believes it is reasonably possible that unrecognized tax benefits could decrease by approximately $9.1 million in the next twelve months. The nature of the uncertainty primarily relates to state income tax positions and their resolution or the expiration of statutes of limitation.

TDS recognizes accrued interest and penalties related to unrecognized tax benefits in Income tax expense. The amounts charged to Income tax expense related to interest and penalties resulted in a benefit in 2011 of $2.5 million, and expense in 2010 and 2009 of $1.8 million and $2.9 million, respectively. Net accrued interest and penalties were $15.0 million and $18.2 million at December 31, 2011 and 2010, respectively.

A summary of TDS' deferred tax asset valuation allowance is as follows:

	2011 (1)	2010	2009
(Dollars in thousands)
Balance at January 1,	$71,014	$63,870	$78,760
Charged to costs and expenses	(28,511)	(293)	(13,762)
Charged to other accounts	7,183	7,437	(1,128)
Balance at December 31,	$49,686	$71,014	$63,870

  As of December 31, 2011, the valuation allowance reduced current deferred tax assets by $1.0 million and noncurrent deferred tax assets by $48.7 million.

TDS and its subsidiaries file federal and state income tax returns. TDS remains subject to federal income tax audits for the tax years after 2007. With only a few exceptions, TDS is no longer subject to state income tax audits for years prior to 2007.

Variable Interest Entities	12 Months Ended
Dec. 31, 2011
Disclosure Text Block
Variable Interest Entities

NOTE 6 VARIABLE INTEREST ENTITIES (VIEs)

Consolidated VIEs

TDS holds a variable interest in the entities listed below. TDS' capital contributions and advances made to these VIEs totaled $35.5 million and $1.2 million in the years ended December 31, 2011 and 2010, respectively.

As of December 31, 2011, TDS consolidates the following VIEs under GAAP:

  Aquinas Wireless L.P. (“Aquinas Wireless”);
  King Street Wireless L.P. (“King Street Wireless”) and King Street Wireless, Inc., the general partner of King Street Wireless;
  Barat Wireless L.P. (“Barat Wireless”) and Barat Wireless, Inc., the general partner of Barat Wireless;
  Carroll Wireless L.P. (“Carroll Wireless”) and Carroll PCS, Inc., the general partner of Carroll Wireless; and
  Airadigm Communications, Inc.

From time to time, the FCC conducts auctions through which additional spectrum is made available for the provision of wireless services. U.S. Cellular, TDS' subsidiary, participated in spectrum auctions indirectly through its interests in Aquinas Wireless, King Street Wireless, Barat Wireless and Carroll Wireless, collectively, the “limited partnerships.” Each limited partnership participated in and was awarded spectrum licenses in one of four separate spectrum auctions (FCC Auctions 78, 73, 66 and 58). Each limited partnership qualified as a “designated entity” and thereby was eligible for bidding credits with respect to licenses purchased in accordance with the rules defined by the FCC for each auction. In most cases, the bidding credits resulted in a 25% discount from the gross winning bid.

The power to direct the activities of Aquinas Wireless, King Street Wireless, Barat Wireless and Carroll Wireless that most significantly impact their economic performance is shared. Specifically, the general partner of each of these VIEs has the exclusive right to manage, operate and control the limited partnerships and make all decisions to carry on the business of the partnerships; however, the general partner of each partnership needs consent of the limited partner, a TDS subsidiary, to sell or lease certain licenses, to make certain large expenditures, admit other partners or liquidate the limited partnerships. Although the power to direct the activities of the VIEs is shared, TDS has a disproportionate level of exposure to the variability associated with the economic performance of the VIEs, indicating that TDS is the primary beneficiary of the VIEs in accordance with GAAP. Accordingly, these VIEs are consolidated.

TDS has a variable interest in Airadigm as a result of a secured loan to Airadigm and the equity interest it holds in Airadigm. TDS has the power to direct the activities that most significantly impact Airadigm's economic performance and the obligation to absorb losses or the right to receive benefits that could potentially be significant to Airadigm, indicating that TDS is the primary beneficiary of Airadigm in accordance with GAAP. In addition, TDS has a majority voting interest in Airadigm. Accordingly, Airadigm is consolidated. See Note 8—Acquisitions, Divestitures and Exchanges for additional information about Airadigm.

The following table presents the classification of the consolidated VIEs' assets and liabilities in TDS' Consolidated Balance Sheet.

December 31,	2011	2010
(Dollars in thousands)
Assets
Cash	$13,299	$1,673
Other current assets	3,719	323
Intangible assets	501,829	487,962
Property, plant and equipment	27,642	1,548
Other assets and deferred charges	3,612	—
Total assets	$550,101	$491,506

Liabilities
Current liabilities	$5,944	$95
Deferred liabilities and credits	5,481	—
Total liabilities	$11,425	$95

Other Related Matters

TDS may agree to make additional capital contributions and/or advances to the VIEs discussed above and/or to their general partners to provide additional funding for the development of licenses granted in the various auctions.  TDS may finance such amounts with a combination of cash on hand, borrowings under its revolving credit agreement and/or long-term debt.  There is no assurance that TDS will be able to obtain additional financing on commercially reasonable terms or at all to provide such financial support.

The limited partnership agreements also provide the general partner with a put option whereby the general partner may require the limited partner, a subsidiary of U.S. Cellular, to purchase its interest in the limited partnership. The general partner's put options related to its interests in Carroll Wireless, Barat Wireless, King Street Wireless and Aquinas Wireless will become exercisable in 2013, 2017, 2019 and 2020, respectively. The put option price is determined pursuant to a formula that takes into consideration fixed interest rates and the market value of U.S. Cellular's Common Shares. Upon exercise of the put option, the general partner is required to repay borrowings due to U.S. Cellular. If the general partner does not elect to exercise its put option, the general partner may trigger an appraisal process in which the limited partner (a subsidiary of U.S. Cellular) may have the right, but not the obligation, to purchase the general partner's interest in the limited partnership at a price and on other terms and conditions specified in the limited partnership agreement. In accordance with requirements under GAAP, TDS is required to calculate a theoretical redemption value for all of the put options assuming they are exercisable at the end of each reporting period, even though such exercise is not contractually permitted. Pursuant to GAAP, this theoretical redemption value, net of amounts payable to U.S. Cellular for loans (and accrued interest thereon) made by U.S. Cellular to the general partners, was $1.0 million and $0.9 million at December 31, 2011 and 2010, respectively, and is recorded as Noncontrolling interests with redemption features in TDS' Consolidated Balance Sheet. Also in accordance with GAAP, changes in the redemption value of the put options, net of interest accrued on the loans, are recorded as a component of Net income attributable to noncontrolling interests, net of tax, in TDS' Consolidated Statements of Operations.

Aquinas Wireless, King Street Wireless, Barat Wireless and Carroll Wireless are in the process of developing long-term business plans. These entities were formed to participate in FCC auctions of wireless spectrum and to fund, establish, and provide wireless service with respect to any FCC licenses won in the auctions. As such, these entities have risks similar to those described in the “Risk Factors” in TDS' Annual Report on Form 10-K.

Earnings Per Share	12 Months Ended
Dec. 31, 2011
Disclosure Text Block
Earnings per Share

NOTE 7 EARNINGS PER SHARE

Basic earnings per share attributable to TDS shareholders is computed by dividing Net income available to common shareholders of TDS by the weighted average number of common shares outstanding during the period. Diluted earnings per share attributable to TDS shareholders is computed by dividing Net income available to common shareholders of TDS by the weighted average number of common shares, both adjusted to include the effects of potentially dilutive securities. Potentially dilutive securities primarily include incremental shares issuable upon exercise of outstanding stock options and the vesting of restricted stock units.

On January 13, 2012, TDS shareholders approved a Share Consolidation Amendment to the Restated Certificate of Incorporation of TDS whereby (a) each Special Common Share was reclassified as a Common Share on a one-for-one basis, (b) each Common Share was reclassified as 1.087 Common Shares, and (c) each Series A Common Share was reclassified as 1.087 Series A Common Shares. Shares outstanding at December 31, 2011, as well as the weighted average number of shares used in basic and diluted earnings per share as of the beginning of all periods presented, have been retroactively restated to reflect the impact of the increased shares outstanding as a result of the Share Consolidation. See Note 21—Subsequent Events for additional information.

The amounts used in computing earnings per share and the effects of potentially dilutive securities on income and the weighted average number of Common and Series A Common Shares are as follows:

Year Ended December 31,	2011	2010	2009
(Dollars and shares in thousands, except earnings per share)
Basic earnings per share attributable to TDS shareholders
Net income available to common shareholders
of TDS used in basic earnings per share	$200,516	$144,799	$191,296

Adjustments to compute diluted earnings
Noncontrolling interest adjustment (1)	(795)	(512)	(442)
Preferred dividend adjustment (2)	49	49	49
Net income available to common shareholders of TDS
used in diluted earnings per share	$199,770	$144,336	$190,903

Weighted average number of shares used in
basic earnings per share
Common Shares	101,471	102,947	107,318
Series A Common Shares	7,091	7,069	7,036
Total	108,562	110,016	114,354

Effects of dilutive securities:
Stock options	265	230	39
Restricted stock units	213	195	135
Preferred shares	60	48	44
Weighted average number of shares used in
diluted earnings per share	109,100	110,489	114,572

Basic earnings per share attributable to TDS shareholders	$1.85	$1.32	$1.67

Diluted earnings per share attributable to TDS shareholders	$1.83	$1.31	$1.67

  The noncontrolling interest adjustment reflects the additional noncontrolling share of U.S. Cellular's income computed as if all of U.S. Cellular's issuable securities were outstanding.

  The preferred dividend adjustment reflects the dividend reduction related to preferred securities that were dilutive, and therefore treated as if converted for shares.

Certain Common Shares issuable upon the exercise of stock options, vesting of restricted stock units or conversion of convertible preferred shares were not included in average diluted shares outstanding for the calculation of Diluted earnings per share because their effects were antidilutive. The number of such Common Shares excluded is shown in the table below.

(Shares in thousands)	2011	2010	2009

Stock options	3,779	4,076	4,876

Restricted stock units	149	88	105

Convertible preferred shares	—	—	—

Acquisitions Divestures And Exchanges	12 Months Ended
Dec. 31, 2011
Disclosure Text Block
Acquisitions, Divestures and Exchanges

NOTE 8 ACQUISITIONS, DIVESTITURES AND EXCHANGES

TDS assesses its existing wireless and wireline interests on an ongoing basis with a goal of improving the competitiveness of its operations and maximizing its long-term return on capital. As part of this strategy, TDS reviews attractive opportunities to acquire additional wireless operating markets and wireless spectrum; and telecommunications companies and related service businesses. In addition, TDS may seek to divest outright or include in exchanges for other interests those interests that are not strategic to its long-term success.

On May 9, 2011, U.S. Cellular paid $24.6 million in cash to purchase the remaining ownership interest in a wireless business in which it previously held a 49% noncontrolling interest, pursuant to certain required terms of the partnership agreement.  Prior to this acquisition, the partnership had been accounted for under the equity method of accounting.  In connection with the acquisition, a $13.4 million gain was recorded to adjust the carrying value of this 49% investment to its fair value of $25.7 million based on an income approach valuation method.  The gain was recorded in Gain on investment in the Consolidated Statement of Operations.  On November 11, 2011, U.S. Cellular entered into an agreement to sell substantially all of the assets of this wireless business for $50.0 million in cash net of working capital adjustments. The closing of this agreement is pending FCC approval which is expected to occur in the first half of 2012. As a result, $49.6 million of assets and $1.1 million of liabilities have been classified in the Consolidated Balance Sheet as “held for sale”.  Included in Assets held for sale are $4.2 million of Current assets, $36.5 million of Investments (primarily licenses) and $8.9 million of Property, plant and equipment.  Liabilities held for sale primarily includes Current liabilities.  For the period since acquisition, this business generated revenues of $20.7 million and operating income of $14.8 million.

On July 1, 2011, TDS paid $95.0 million in cash, plus a subsequent working capital adjustment of $0.9 million, to purchase 100% of the outstanding shares of OneNeck IT Services Corporation (“OneNeck”).  OneNeck is a provider of hosted application management and managed IT hosting services to middle market businesses. The acquisition of OneNeck is expected to complement TDS' existing hosted and managed services and is included in the TDS Telecom ILEC segment for reporting purposes.

On September 23, 2011, pursuant to a plan of reorganization in the United States Bankruptcy Court for the Western District of Wisconsin, TDS acquired 63% of Airadigm and a note for $15.5 million in satisfaction of loans made by TDS to Airadigm and interests in Airadigm acquired by TDS from third-parties. Airadigm is a Wisconsin-based wireless service provider. The noncontrolling interest was valued at $0.4 million based on an income approach valuation method.  TDS recognized a gain of $12.7 million as a result of the transaction which was recorded in Gain on investment in the Consolidated Statement of Operations for year ended December 31, 2011.  Pursuant to the plan of reorganization, at the acquisition date Airadigm owed $32.7 million to the FCC. This obligation was paid in September 2011. Airadigm operates independently from U.S. Cellular and at this time there are no plans to combine the operations of these subsidiaries.  Airadigm's financial results are included in “Non-Reportable segment” for reporting purposes.

On September 30, 2011, U.S. Cellular completed an exchange whereby U.S. Cellular received eighteen 700 MHz spectrum licenses covering portions of Idaho, Illinois, Indiana, Kansas, Nebraska, Oregon and Washington in exchange for two PCS spectrum licenses covering portions of Illinois and Indiana.  The exchange of licenses will provide U.S. Cellular with additional spectrum to meet anticipated future capacity and coverage requirements in several of its markets.  No cash, customers, network assets, other assets or liabilities were included in the exchange.  As a result of this transaction, TDS recognized a gain of $11.8 million, representing the difference between the fair value of the licenses received, calculated using a market approach valuation method, and the carrying value of the licenses surrendered.  This gain was recorded in (Gain) loss on asset disposals and exchanges, net in the Consolidated Statement of Operations for the year ended December 31, 2011.  The Indiana PCS spectrum included in the exchange was originally awarded to Carroll Wireless in FCC Auction 58 and was purchased by U.S. Cellular prior to the exchange.  Carroll Wireless is a variable interest entity which TDS consolidates; see Note 6—Variable Interest Entities for additional information.

Acquisitions and exchanges did not have a material impact on TDS' consolidated financial statements for the periods presented, and pro forma results, assuming acquisitions and exchanges had occurred at the beginning of each period presented, would not be materially different from the results reported.

TDS' acquisitions in 2011 and 2010 and the allocation of the purchase price for these acquisitions were as follows:

		Allocation of Purchase Price
	Purchase price (1)	Goodwill (2)	Licenses	Intangible assets subject to amortization (3)	Net tangible assets (liabilities)
(Dollars in thousands)

2011
U.S. Cellular licenses	$4,406	$—	$4,406	$—	$—
U.S. Cellular business (4)(5)	24,572	—	15,592	2,252	6,728
TDS Telecom ILEC business	95,865	68,107	—	28,300	(542)
Non-Reportable segment business	983	515	15,220	3,194	(17,946)
Total	$125,826	$68,622	$35,218	$33,746	$(11,760)

2010
U.S. Cellular licenses	$17,101	$—	$17,101	$—	$—
TDS Telecom ILEC businesses	65,709	15,156	—	14,832	35,721
Total	$82,810	$15,156	$17,101	$14,832	$35,721

  Cash amounts paid for acquisitions may differ from the purchase price due to cash acquired in the transactions and the timing and amounts of cash payments related to the respective transactions.

  $0.7 million and $9.8 million of the goodwill was amortizable for income tax purposes in 2011 and 2010, respectively.

  The weighted average amortization period for Intangible assets subject to amortization acquired in 2011 was 8 years.

  Includes only the acquired interest and does not include amounts attributable to U.S. Cellular's pre-existing noncontrolling interest described above in this Note 8.

  Licenses, Intangible assets subject to amortization and a portion of Net tangible assets (liabilities) are included in amounts reported as Assets held for sale in the Consolidated Balance Sheet.

Licenses And Goodwill	12 Months Ended
Dec. 31, 2011
Disclosure Text Block
Goodwill and Intangible Assets Disclosure

NOTE 9 LICENSES AND GOODWILL

Changes in TDS' licenses and goodwill are presented below. See Note 8—Acquisitions, Divestitures and Exchanges for information regarding transactions which affected licenses and goodwill during the periods.

Licenses

	U.S.		Non-Reportable
(Dollars in thousands)	Cellular (1)	TDS Telecom	segment (2)	Total

Balance December 31, 2010	$1,457,326	$2,800	$—	$1,460,126
Acquisitions (3)	4,406	—	15,220	19,626
Exchanges	11,842	—	—	11,842
Other	2,420	—	—	2,420
Balance December 31, 2011	$1,475,994	$2,800	$15,220	$1,494,014

Balance December 31, 2009	$1,440,225	$2,800	$—	$1,443,025
Acquisitions	17,101	—	—	17,101
Balance December 31, 2010	$1,457,326	$2,800	$—	$1,460,126

Goodwill

	U.S.	TDS	Non-Reportable
(Dollars in thousands)	Cellular (1)	Telecom (4)	segment (2)	Total

Assigned value at time of acquisition	$622,681	$465,312	$3,802	$1,091,795
Accumulated impairment losses in prior periods	(333,900)	(29,440)	—	(363,340)
Balance December 31, 2010	288,781	435,872	3,802	728,455
Acquisitions	—	68,107	515	68,622
Balance December 31, 2011	$288,781	$503,979	$4,317	$797,077

Assigned value at time of acquisition	$617,222	$450,156	$3,802	$1,071,180
Accumulated impairment losses in prior periods	(333,900)	(29,440)	—	(363,340)
Balance December 31, 2009	283,322	420,716	3,802	707,840
Acquisitions	—	15,156	—	15,156
Other (5)	5,459	—	—	5,459
Balance December 31, 2010	$288,781	$435,872	$3,802	$728,455

  Prior to January 1, 2009, TDS accounted for U.S. Cellular's share repurchases as step acquisitions, allocating a portion of the share repurchase value to TDS licenses and goodwill, as required by GAAP in effect at that time. Consequently, U.S. Cellular's licenses, goodwill and accumulated impairment losses reported on a stand-alone basis do not match the TDS consolidated licenses, goodwill and accumulated impairment losses related to U.S. Cellular.

  ''Non-Reportable segment'' consists of amounts related to Suttle-Straus and Airadigm. See Note 8 — Acquisitions, Divestitures and Exchanges for additional information related to Airadigm.

  Does not include amounts reported as Assets held for sale in the Consolidated Balance Sheet.

  Remaining goodwill at TDS Telecom is attributed to the ILEC business segment.

  Amount reclassified from Investments in unconsolidated entities to Goodwill in 2010.

See Note 1—Summary of Significant Accounting Policies and Recent Accounting Pronouncements for a description of accounting policies related to licenses and goodwill.

Impairment Assessments

TDS performs its annual impairment assessment of its licenses and goodwill in the fourth quarter of each year. No impairment of goodwill or licenses resulted from the assessments performed in 2011 or 2010. In 2009, the assessment resulted in no impairment of goodwill and an impairment loss of $14.0 million on licenses. The entire impairment loss related to licenses in developed operating markets (built licenses).

Investments In Unconsolidated Entities	12 Months Ended
Dec. 31, 2011
Disclosure Text Block
Investments in Unconsolidated Entities

NOTE 10 INVESTMENTS IN UNCONSOLIDATED ENTITIES

Investments in unconsolidated entities consist of amounts invested in wireless and wireline entities which are accounted for using either the equity or cost method as shown in the following table:

December 31,	2011	2010
(Dollars in thousands)
Equity method investments:
Capital contributions, loans and advances	$25,067	$34,171
Cumulative share of income	958,635	889,039
Cumulative share of distributions	(825,261)	(740,557)
	158,441	182,653
Cost method investments	15,269	15,269
Total investments in unconsolidated entities	$173,710	$197,922

Equity in earnings of unconsolidated entities totaled $82.5 million, $98.1 million and $90.7 million in 2011, 2010 and 2009, respectively; of those amounts, TDS' investment in the Los Angeles SMSA Limited Partnership (“LA Partnership”) contributed $55.3 million, $64.8 million and $64.7 million in 2011, 2010 and 2009, respectively. TDS held a 5.5% ownership interest in the LA Partnership throughout and at the end of each of these years.

The following tables, which are based on information provided in part by third parties, summarize the combined assets, liabilities and equity, and the combined results of operations of TDS' equity method investments:

December 31,	2011	2010
(Dollars in thousands)
Assets
Current	$435,732	$424,965
Due from affiliates	199,167	396,201
Property and other	1,988,331	2,015,959
	$2,623,230	$2,837,125
Liabilities and Equity
Current liabilities	$304,742	$278,837
Deferred credits	82,371	73,496
Long-term liabilities	36,056	38,225
Long-term capital lease obligations	234	43,657
Partners’ capital and stockholders’ equity	2,199,827	2,402,910
	$2,623,230	$2,837,125

Year Ended December 31,	2011	2010	2009
(Dollars in thousands)
Results of Operations
Revenues	$5,540,220	$4,971,525	$4,815,258
Operating expenses	4,301,758	3,567,131	3,437,201
Operating income	1,238,462	1,404,394	1,378,057
Other income (expense)	960	36,168	41,802
Net income	$1,239,422	$1,440,562	$1,419,859

Property Plant And Equipment	12 Months Ended
Dec. 31, 2011
Disclosure Text Block
Property, Plant and Equipment

NOTE 11 PROPERTY, PLANT AND EQUIPMENT

U.S. Cellular's Property, plant and equipment in service and under construction, and related accumulated depreciation and amortization, as of December 31, 2011 and 2010 were as follows:

	Useful Lives
December 31,	(Years)	2011	2010
(Dollars in thousands)
Land	N/A	$30,807	$26,791
Buildings	20	330,925	317,474
Leasehold and land improvements	1-30	1,129,818	1,048,278
Cell site equipment	6-25	2,874,397	2,676,878
Switching equipment	1-8	1,113,780	991,934
Office furniture and equipment	3-5	570,776	520,756
Other operating assets and equipment	5-25	127,253	120,586
System development	3-7	545,193	471,334
Work in process	N/A	285,500	166,506
		7,008,449	6,340,537
Accumulated depreciation and amortization		(4,218,147)	(3,766,015)
		$2,790,302	$2,574,522

U.S. Cellular's depreciation and amortization expense related to Property, plant and equipment totaled $565.1 million, $559.0 million and $551.7 million in 2011, 2010 and 2009, respectively.

TDS Telecom's Property, plant and equipment in service and under construction, and related accumulated depreciation, as of December 31, 2011 and 2010 were as follows:

	Useful Lives
December 31,	(Years)	2011	2010
(Dollars in thousands)
Land	N/A	$9,004	$9,603
Buildings	30	135,883	98,664
Cable and wire	15-20	1,410,706	1,375,204
Network electronic equipment	5-12	1,065,504	1,041,891
Office furniture and equipment	5-10	74,547	71,748
Other equipment	10-15	114,788	94,859
System development	3-7	165,812	157,824
Work in process	N/A	88,924	64,834
		3,065,168	2,914,627
Accumulated depreciation and amortization		(2,128,411)	(2,004,676)
		$936,757	$909,951

The provision for TDS Telecom's ILEC companies' depreciation as a percentage of depreciable property was 5.7% in 2011, 5.8% in 2010 and 5.8% in 2009. TDS Telecom's depreciation and amortization expense related to Property, plant and equipment totaled $168.2 million, $165.9 million and $161.4 million in 2011, 2010 and 2009, respectively.

Corporate and other Property, plant and equipment in service and under construction, and related accumulated depreciation, as of December 31, 2011 and 2010 were as follows:

December 31,	2011	2010
(Dollars in thousands)
Property, plant and equipment	$123,979	$96,177
Accumulated depreciation and amortization	(66,503)	(62,866)
Total	$57,476	$33,311

Corporate and other fixed assets consist of assets at the TDS corporate offices, Suttle-Straus and Airadigm. Corporate and other depreciation and amortization expense related to Property, plant and equipment totaled $8.3 million, $7.3 million and $7.8 million in 2011, 2010 and 2009, respectively.

In 2011, 2010 and 2009, (Gain) loss on asset disposals and exchanges, net included charges of $11.0 million, $11.8 million and $18.8 million, respectively, related to disposals of assets, trade-ins of older assets for replacement assets and other retirements of assets from service.

Asset Retirement Obligation	12 Months Ended
Dec. 31, 2011
Disclosure Text Block
Asset Retirement Obligation

NOTE 12 ASSET RETIREMENT OBLIGATIONS

Asset retirement obligations are included in Other deferred liabilities and credits in the Consolidated Balance Sheet.

In 2011 and 2010, U.S. Cellular and TDS Telecom performed a review of the assumptions and estimated costs related to asset retirement obligations. The results of the reviews (identified as “Revisions in estimated cash outflows”) and other changes in asset retirement obligations during 2011 and 2010 are shown in the table below.

			Non-
	U.S.	TDS	Reportable	TDS
(Dollars in thousands)	Cellular	Telecom	Segment	Consolidated

2011
Beginning Balance	$128,709	$61,036	$—	$189,745
Additional liabilities accrued	2,105	559	—	2,664
Revisions in estimated cash outflows	5,888	—	—	5,888
Acquisitions of assets	—	140	3,751	3,891
Disposition of assets	(1,323)	(929)	—	(2,252)
Accretion expense	8,023	4,403	55	12,481
Ending Balance	$143,402	$65,209	$3,806	$212,417

2010
Beginning Balance	$118,742	$55,343	$—	$174,085
Additional liabilities accrued	4,757	1,931	—	6,688
Revisions in estimated cash outflows	(1,382)	—	—	(1,382)
Acquisitions of assets	—	63	—	63
Disposition of assets	(2,086)	(324)	—	(2,410)
Accretion expense	8,678	4,023	—	12,701
Ending Balance	$128,709	$61,036	$—	$189,745

Debt	12 Months Ended
Dec. 31, 2011
Disclosure Text Block
Debt

NOTE 13 DEBT

Revolving Credit Facilities

At December 31, 2011, TDS and U.S. Cellular had revolving credit facilities available for general corporate purposes. Amounts under the revolving credit facilities may be borrowed, repaid and reborrowed from time to time from and after December 17, 2010 until maturity in December 2015. Neither TDS nor U.S. Cellular borrowed under their current or previous revolving credit facilities in 2011, 2010 or 2009 except for letters of credit.

TDS' and U.S. Cellular's interest cost on their revolving credit facilities is subject to increase if their current credit ratings from Standard & Poor's Rating Services, Moody's Investors Service or Fitch Ratings are lowered, and is subject to decrease if the ratings are raised. The credit facilities would not cease to be available nor would the maturity date accelerate solely as a result of a downgrade in TDS' or U.S. Cellular's credit rating. However, a downgrade in TDS' or U.S. Cellular's credit rating could adversely affect their ability to renew the credit facilities or obtain access to other credit facilities in the future.

The maturity date of any borrowings under the TDS and U.S. Cellular revolving credit facilities would accelerate in the event of a change in control.

The following table summarizes the terms of such revolving credit facilities as of December 31, 2011:

(Dollars in millions)	TDS	U.S. Cellular
Maximum borrowing capacity	$400.0	$300.0
Letters of credit outstanding	$0.2	$0.2
Amount borrowed	$—	$—
Amount available for use	$399.8	$299.8
Fees on borrowing capacity, rate	0.38%	0.41%
Borrowing rate: One-month London Interbank Offered Rate ("LIBOR") plus contractual spread (1)	0.50%	0.50%
LIBOR	0.30%	0.30%
Contractual spread	0.20%	0.20%
Range of commitment fees (2)
Low	0.20%	0.20%
High	0.45%	0.45%
Fees recognized
2011	$1.5	$1.2
2010	$4.8	$3.8
2009	$7.0	$5.9
Agreement date	December 2010	December 2010
Maturity date	December 2015	December 2015

  Borrowings under the revolving credit facilities bear interest at LIBOR plus a contractual spread based on TDS' credit rating or, at TDS' or U.S. Cellular's option, respectively, an alternate “Base Rate” as defined in the revolving credit agreement. TDS may select a borrowing period of either one, two, three or six months (or other period of twelve months or less if requested by TDS and approved by the lenders). If TDS or U.S. Cellular provides notice of intent to borrow less than three business days in advance of a borrowing, interest on borrowing is at the Base Rate plus the contractual spread.

  The revolving credit facilities have commitment fees based on the senior unsecured debt ratings assigned to TDS and U.S. Cellular by certain ratings agencies.

The continued availability of the revolving credit facilities requires TDS and U.S. Cellular to comply with certain negative and affirmative covenants, maintain certain financial ratios and make representations regarding certain matters at the time of each borrowing. TDS and U.S. Cellular believe they were in compliance as of December 31, 2011 with all covenants and other requirements set forth in the revolving credit facilities.

In connection with U.S. Cellular's revolving credit facility, TDS and U.S. Cellular entered into a subordination agreement dated December 17, 2010 together with the administrative agent for the lenders under U.S. Cellular's revolving credit agreement. Pursuant to this subordination agreement, (a) any consolidated funded indebtedness from U.S. Cellular to TDS will be unsecured and (b) any (i) consolidated funded indebtedness from U.S. Cellular to TDS (other than “refinancing indebtedness” as defined in the subordination agreement) in excess of $105,000,000, and (ii) refinancing indebtedness in excess of $250,000,000, will be subordinated and made junior in right of payment to the prior payment in full of obligations to the lenders under U.S. Cellular's revolving credit agreement. As of December 31, 2011, U.S. Cellular had no outstanding consolidated funded indebtedness or refinancing indebtedness that was subordinated to the revolving credit agreement pursuant to the subordination agreement.

At December 31, 2011, TDS has recorded $8.6 million of issuance costs related to the revolving credit facilities which is included in Other assets and deferred charges in the Consolidated Balance Sheet.

Long-Term Debt

Long-term debt at December 31, 2011 and 2010 was as follows:

December 31,				2011	2010
(Dollars in thousands)	Issuance date	Maturity date	Call date (1)
TDS:
Unsecured Senior Notes (2)(3)
6.625%	March 2005	March 2045	March 2010	$116,250	$116,250
6.875%	November 2010	November 2059	November 2015	225,000	225,000
7.0%	March 2011	March 2060	March 2016	300,000	—
Series A Notes
7.6% (4)(5)	December 2001	December 2041	December 2006	—	282,500
Purchase contracts averaging 6.0%		Through 2021		1,097	1,097
Total Parent				642,347	624,847
Subsidiaries:
U.S. Cellular -
Unsecured Senior Notes (2)(3)
6.7%	December 2003 and June 2004	December 2033	December 2003	544,000	544,000
Less: 6.7% Unamortized discount				(9,889)	(10,343)
				534,111	533,657
6.95%	May 2011	May 2060	May 2016	342,000	—
7.5% (6)	June 2004	June 2034	June 2009	—	330,000
Obligation on capital leases				4,336	4,385
TDS Telecom -
Rural Utilities Service ("RUS") and other notes				1,976	2,283
Non-Reportable Segment -
Long-term notes, 4.4% to 6.9%		Through 2016		6,478	6,008
Obligation on capital leases				118	393
Total Subsidiaries				889,019	876,726
Total long-term debt				1,531,366	1,501,573
Less: Current portion of long-term debt				1,509	1,711
Total long-term debt, excluding current portion				$1,529,857	$1,499,862

  TDS may redeem callable notes, in whole or in part at any time after the respective call date, at a redemption price equal to 100% of the principal amount redeemed plus accrued and unpaid interest. U.S. Cellular may redeem the 6.95% Senior Notes, in whole or in part at any time after the call date, at a redemption price equal to 100% of the principal amount redeemed plus accrued and unpaid interest. U.S. Cellular may redeem the 6.7% Senior Notes, in whole or in part, at any time prior to maturity at a redemption price equal to the greater of (a) 100% of the principal amount of such notes, plus accrued and unpaid interest, or (b) the sum of the present values of the remaining scheduled payments of principal and interest thereon discounted to the redemption date on a semi-annual basis at the Treasury Rate plus 30 basis points.

  Interest on the notes is payable quarterly on Senior Notes outstanding at December 31, 2011, with the exception of U.S. Cellular's 6.7% note where interest is payable semi-annually.

  Capitalized debt issuance costs totaled $7.6 million, $9.7 million, and $11.0 million for the TDS 6.875% and 7.0% Senior Notes and the U.S. Cellular 6.95% Senior Notes, respectively. These amounts will be amortized over the life of the respective notes. Such issuance costs are included in Other assets and deferred charges.

  On December 27, 2010, TDS used the net proceeds from the issuance of the 6.875% Senior Notes to redeem $217.5 million of its unsecured 7.6% Series A Notes at a redemption price equal to 100% of the principal amount plus accrued and unpaid interest to the redemption date. As a result, $282.5 million of such unsecured 7.6% Series A Notes remained outstanding on December 31, 2010. This redemption required TDS to write-off to interest expense $5.6 million of previously capitalized debt issuance costs related to the 7.6% Series A Notes in 2010. Remaining issuance costs were included in Other assets and deferred charges at December 31, 2010.

  On May 2, 2011, TDS used substantially all of the net proceeds from the issuance of the 7.0% Senior Notes to redeem $282.5 million of its unsecured 7.6% Series A Notes at a redemption price equal to 100% of the principal amount plus accrued and unpaid interest to the redemption date. This represented the entire outstanding amount of the 7.6% Series A Notes. This redemption required TDS to write-off to interest expense $7.2 million of previously capitalized debt issuance costs related to the 7.6% Series A Notes in 2011.

  On June 20, 2011, U.S. Cellular used substantially all of the net proceeds from the issuance of the 6.95% Senior Notes to redeem $330 million (the entire outstanding amount) of its unsecured 7.5% Senior Notes at a redemption price equal to 100% of the principal amount plus accrued and unpaid interest to the redemption date. This redemption required U.S. Cellular to write-off to interest expense $8.2 million of previously capitalized debt issuance costs related to the 7.5% Senior Notes in 2011.

The annual requirements for principal payments on long-term debt are approximately $1.5 million, $1.2 million, $1.5 million, $2.2 million and $3.1 million for the years 2012 through 2016, respectively.

The covenants associated with TDS and its subsidiaries' long-term debt obligations, among other things, restrict TDS' ability, subject to certain exclusions, to incur additional liens, enter into sale and leaseback transactions, and sell, consolidate or merge assets.

TDS' long-term debt indentures do not contain any provisions resulting in acceleration of the maturities of outstanding debt in the event of a change in TDS' credit rating. However, a downgrade in TDS' credit rating could adversely affect its ability to obtain long-term debt financing in the future.

Employee Benefits Plans	12 Months Ended
Dec. 31, 2011
Disclosure Text Block
Employee Benefit Plans

NOTE 14 EMPLOYEE BENEFIT PLANS

Defined Contribution Plans

TDS sponsors a qualified noncontributory defined contribution pension plan. The plan provides benefits for the employees of TDS Corporate, TDS Telecom and U.S. Cellular. Under this plan, pension costs are calculated separately for each participant and are funded annually. Total pension costs were $17.5 million, $17.5 million and $18.8 million in 2011, 2010 and 2009, respectively. In addition, TDS sponsors a defined contribution retirement savings plan (“401(k)”) plan. Total costs incurred from TDS' contributions to the 401(k) plan were $22.1 million, $21.6 million and $20.9 million in 2011, 2010 and 2009, respectively.

TDS also sponsors an unfunded nonqualified deferred supplemental executive retirement plan for certain employees to offset the reduction of benefits caused by the limitation on annual employee compensation under the tax laws.

Other Post-Retirement Benefits

TDS sponsors a defined benefit post-retirement plan that provides medical benefits and that covers most of the employees of TDS Corporate, TDS Telecom and the subsidiaries of TDS Telecom. The plan is contributory, with retiree contributions adjusted annually. The plan anticipates future cost sharing changes that reflect TDS' intent to increase retiree contributions as a portion of total cost.

The following amounts are included in Accumulated other comprehensive loss, in the Consolidated Balance Sheet before affecting such amounts for income taxes:

December 31,	2011	2010
(Dollars in thousands)
Net prior service costs	$26,173	$29,988
Net actuarial loss	(39,117)	(31,426)
	$(12,944)	$(1,438)

The estimated net actuarial loss and prior service cost gain for the postretirement benefit plans that will be amortized from Accumulated other comprehensive loss into net periodic benefit cost during 2012 are $2.5 million and $(3.7) million, respectively.

The following amounts are included in Comprehensive income in the Consolidated Statement of Comprehensive Income:

Year Ended December 31, 2011	Before-Tax	Deferred Income Tax Benefit (Expense)	Net-of-Tax
(Dollars in thousands)
Net actuarial gains (losses)	$(9,625)	$4,787	$(4,838)
Amortization of prior service costs	(3,815)	1,897	(1,918)
Amortization of actuarial losses	1,934	(962)	972
Total gains (losses) recognized
in Comprehensive income	$(11,506)	$5,722	$(5,784)

Year Ended December 31, 2010	Before-Tax	Deferred Income Tax Benefit (Expense)	Net-of-Tax
(Dollars in thousands)
Net actuarial gains (losses)	$1,180	$260	$1,440
Amortization of prior service costs	(3,815)	(840)	(4,655)
Amortization of actuarial losses	2,158	475	2,633
Total gains (losses) recognized
in Comprehensive income	$(477)	$(105)	$(582)

The following table reconciles the beginning and ending balances of the benefit obligation and the fair value of plan assets for the other post-retirement benefit plans.

December 31,	2011	2010
(Dollars in thousands)
Change in benefit obligation
Benefit obligation at beginning of year	$44,270	$42,698
Service cost	1,116	1,175
Interest cost	2,368	2,325
Actuarial (gain) loss	5,158	748
Prescription drug subsidy	263	238
Benefits paid	(3,062)	(2,914)
Benefit obligation at end of year	50,113	44,270
Change in plan assets
Fair value of plan assets at beginning of year	45,023	42,407
Actual return (loss) on plan assets	(971)	5,323
Employer contribution	277	207
Benefits paid	(3,062)	(2,914)
Fair value of plan assets at end of year	41,267	45,023
Funded status	$(8,846)	$753

The funded status identified above is recorded as a component of Other deferred liabilities and credits in TDS' Consolidated Balance Sheet.

The following table sets forth by level within the fair value hierarchy the plans' assets at fair value, as of December 31, 2011 and 2010. See Note 1—Summary of Significant Accounting Policies and Recent Accounting Pronouncements for definitions of the levels in the fair value hierarchy.

December 31, 2011
(Dollars in thousands)	Level 1	Level 2	Level 3	Total
Mutual funds
Bond	$10,098	$—	$—	$10,098
International equity	7,304	—	—	7,304
Money market	2,031	—	—	2,031
US large cap	18,100	—	—	18,100
US small cap	3,723	—	—	3,723
Other	—	—	11	11
Total plan assets at fair value	$41,256	$—	$11	$41,267

December 31, 2010
(Dollars in thousands)	Level 1	Level 2	Level 3	Total
Mutual funds
Bond	$11,552	$—	$—	$11,552
International equity	8,701	—	—	8,701
Money market	2,090	—	—	2,090
US large cap	18,619	—	—	18,619
US small cap	4,030	—	—	4,030
Other	—	—	31	31
Total plan assets at fair value	$44,992	$—	$31	$45,023

A financial instrument's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. A financial instrument's level within the fair value hierarchy is not representative of its expected performance or its overall risk profile, and therefore Level 3 assets are not necessarily higher risk than Level 2 assets or Level 1 assets.

Mutual funds are valued based on the closing price reported on the active market on which the individual securities are traded. The investment strategy for each type of mutual fund is identified below:

Bond - The funds seek to achieve a maximum total return, consistent with preservation of capital and prudent investment management by investing in a wide spectrum of fixed income instruments including bonds, debt securities and other similar instruments issued by government and private-sector entities.

International equity - The funds seek to provide long-term capital appreciation by investing in the stocks of companies located outside the United States that are considered to have the potential for above-average capital appreciation.

Money market - The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity by investing in a diversified portfolio of high-quality, dollar-denominated short-term debt securities.

US large cap - The funds seek to track the performance of several benchmark indices that measure the investment return of large-capitalization stocks. The funds attempt to replicate the indices by investing substantially all of their assets in the stocks that make up the various indices in approximately the same proportion as the weighting in the indices.

US small cap - The fund seeks to track the performance of a benchmark index that measures the investment return of small-capitalization stocks. The fund attempts to replicate the index by investing substantially all of its assets in the stocks that make up the index in approximately the same proportion as the weighting in the index.

The following table summarizes how plan assets are invested.

		Allocation of Plan Assets
		At December 31,
Investment	Target Asset
Category	Allocation	2011	2010
U.S. equities	50%	52.9%	50.3%
International equities	20%	17.7%	19.4%
Debt securities	30%	29.4%	30.3%

The post-retirement benefit fund engages multiple asset managers to ensure proper diversification of the investment portfolio within each asset category. The investment objective is to meet or exceed the rate of return of a performance index comprised of 50% Dow Jones U.S. Total Stock Market Index, 20% FTSE All World (excluding U.S.) Stock Index, and 30% Barclays Capital Aggregate Bond Index. The three-year and five-year average rates of return for TDS' post-retirement benefit fund are 12.45% and 2.12%, respectively.

The post-retirement benefit fund does not hold any debt or equity securities issued by TDS, U.S. Cellular or any related parties.

TDS is not required to set aside current funds for its future retiree health and life insurance benefits. The decision to contribute to the plan assets is based upon several factors, including the funded status of the plan, market conditions, alternative investment opportunities, tax benefits and other circumstances. In accordance with applicable income tax regulations, total accumulated contributions to fund the costs of future retiree medical benefits are restricted to an amount not to exceed 25% of the total accumulated contributions to the trust. An additional contribution equal to a reasonable amortization of the past service cost may be made without regard to the 25% limitation. TDS has not determined whether it will make a contribution to the plan in 2012.

Net periodic benefit cost recorded in the Consolidated Statement of Operations includes the following components:

Year Ended December 31,	2011	2010	2009
(Dollars in thousands)
Service cost	$1,116	$1,175	$2,140
Interest cost on accumulated post-retirement benefit obligation	2,368	2,325	3,616
Expected return on plan assets	(3,496)	(3,395)	(2,800)
Amortization of prior service costs (1)	(3,815)	(3,815)	(801)
Amortization of actuarial losses (2)	1,934	2,158	1,806
Net post-retirement cost	$(1,893)	$(1,552)	$3,961

  Based on straight-line amortization over the average time remaining before active employees become fully eligible for plan benefits.

  Based on straight-line amortization over the average time remaining before active employees retire.

The following assumptions were used to determine benefit obligations and net periodic benefit cost:

December 31,	2011	2010
Benefit obligations
Discount rate	4.70%	5.50%

Net periodic benefit cost
Discount rate	5.50%	5.60%
Expected return on plan assets	8.00%	8.25%

The discount rate for 2011 was determined using a hypothetical Aa spot yield curve represented by a series of annualized individual spot discount rates from six months to 99 years. The spot rate curve was derived from a direct calculation of the implied forward rate curve based on the included bond cash flows. The discount rate for 2010 was determined using a hypothetical Aa spot yield curve represented by a series of annualized individual discount rates from six months to thirty years. Each discount rate in the curve was derived by using a hypothetical zero coupon bond from an equal weighting of the bonds in distinct maturity groups. Only those bonds with yields to maturity in the top half of each maturity group were used to construct the yield curve. This yield curve, when populated with projected cash flows that represent the expected timing and amount of TDS plan benefit payments, produces a single effective interest discount rate that is used to measure the plan's liabilities.

The measurement date for actuarial determination was December 31, 2011. For measurement purposes, the annual rate of increase in the per capita cost of covered health care benefits was assumed for 2011 to be 7.9% for plan participants aged 65 and above, and 8.0% for participants under age 65. For all participants the 2011 annual rate of increase is expected to decrease to 5.0% by 2020. The 2010 expected rate of increase was 8.0% for plan participants aged 65 and above, and 7.5% for participants under age 65, decreasing to 5.0% for all participants by 2020.

A 1% increase or decrease in assumed health care cost trend rates would have the following effects:

	One Percent
	Increase	Decrease
(Dollars in thousands)
Effect on total service and interest cost components	$25	$(24)
Effect on post-retirement benefit obligation	$488	$(466)

The following estimated future benefit payments, which reflect expected future service, are expected to be paid:

Estimated Future
Post-Retirement
Year	Benefit Payments
(Dollars in thousands)
2012	$2,455
2013	2,445
2014	2,441
2015	2,374
2016	2,398
2017-2021	16,096

Commitments And Contingencies	12 Months Ended
Dec. 31, 2011
Disclosure Text Block
Commitments and Contingencies

NOTE 15 COMMITMENTS AND CONTINGENCIES

Lease Commitments

TDS and its subsidiaries have leases for certain plant facilities, office space, retail store sites, cell sites and data-processing equipment which are accounted for as operating leases. Certain leases have renewal options and/or fixed rental increases. Renewal options that are reasonably assured of exercise are included in determining the lease term. Any rent abatements or lease incentives, in addition to fixed rental increases, are included in the calculation of rent expense and calculated on a straight-line basis over the defined lease term.

TDS accounts for certain lease agreements as capital leases. The short- and long-term portions of capital lease obligations totaled $0.2 million and $4.2 million, respectively, as of December 31, 2011 and $0.4 million and $4.4 million, respectively, as of December 31, 2010. The short- and long-term portions of capital lease obligations are included in Current portion of long-term debt and Long-term debt in the Consolidated Balance Sheet.

As of December 31, 2011, future minimum rental payments required under operating and capital leases and rental receipts expected under operating leases that have noncancellable lease terms in excess of one year were as follows:

	Operating Leases	Operating Leases	Capital Leases
	Future Minimum	Future Minimum	Future Minimum
	Rental Payments	Rental Receipts	Rental Payments
(Dollars in thousands)
2012	$164,882	$37,278	$666
2013	143,959	30,797	564
2014	116,968	25,078	573
2015	93,553	16,456	582
2016	74,264	6,839	594
Thereafter	784,023	5,894	5,305
Total	$1,377,649	$122,342	8,284
Less: Interest expense			(3,830)
Present value of minimum lease payments			4,454
Less: Current portion of obligations under capital leases			(245)
Long-term portion of obligations under capital leases			$4,209

For 2011, 2010 and 2009, rent expense for noncancellable long-term leases was $187.4 million, $178.1 million and $169.0 million, respectively; and rent expense under cancellable short-term leases was $9.0 million, $10.9 million and $11.5 million, respectively.

Rent revenue totaled $39.2 million, $35.4 million and $31.8 million in 2011, 2010 and 2009, respectively.

Indemnifications

TDS enters into agreements in the normal course of business that provide for indemnification of counterparties. These agreements include certain asset sales and financings with other parties. The terms of the indemnification vary by agreement. The events or circumstances that would require TDS to perform under these indemnities are transaction specific; however, these agreements may require TDS to indemnify the counterparty for costs and losses incurred from litigation or claims arising from the underlying transaction. TDS is unable to estimate the maximum potential liability for these types of indemnifications as the amounts are dependent on the outcome of future events, the nature and likelihood of which cannot be determined at this time. Historically, TDS has not made any significant indemnification payments under such agreements.

Legal Proceedings

TDS is involved or may be involved from time to time in legal proceedings before the FCC, other regulatory authorities, and/or various state and federal courts. If TDS believes that a loss arising from such legal proceedings is probable and can be reasonably estimated, an amount is accrued in the financial statements for the estimated loss. If only a range of loss can be determined, the best estimate within that range is accrued; if none of the estimates within that range is better than another, the low end of the range is accrued. The assessment of the expected outcomes of legal proceedings is a highly subjective process that requires judgments about future events. The legal proceedings are reviewed at least quarterly to determine the adequacy of accruals and related financial statement disclosures. Although TDS does not believe that the amount of any contingent loss in excess of the amounts accrued would be material, the ultimate outcomes of legal proceedings could differ materially from amounts accrued in the financial statements.

TDS has accrued $1.9 million and $7.8 million with respect to legal proceedings and unasserted claims as of December 31, 2011 and 2010, respectively. TDS has not accrued any amount for legal proceedings if it cannot estimate the amount of the possible loss or range of loss.

Common Stockholders Equity	12 Months Ended
Dec. 31, 2011
Disclosure Text Block
Common Stockholders' Equity

NOTE 16 COMMON STOCKHOLDERS' EQUITY

Tax-Deferred Savings Plan

TDS has reserved 45,000 Common Shares and 45,000 Special Common Shares at December 31, 2011, for issuance under the TDS Tax-Deferred Savings Plan, a qualified profit-sharing plan pursuant to Sections 401(a) and 401(k) of the Internal Revenue Code. Participating employees have the option of investing their contributions and TDS' contributions in a TDS Common Share fund, a TDS Special Common Share fund, a U.S. Cellular Common Share fund or certain unaffiliated funds. Following the Share Consolidation Amendment, which became effective on January 24, 2012, TDS has reserved 90,000 Common Shares for issuance under the Tax-Deferred Savings Plan. See Note 21—Subsequent Events for additional information.

Common Stock

As of December 31, 2011, the holders of Common Shares and Special Common Shares were entitled to one vote per share. The holders of Common Shares had full voting rights; the holders of Special Common Shares had limited voting rights. Other than the election of directors, the Special Common Shares had no votes except as otherwise required by law. The holders of Series A Common Shares were entitled to ten votes per share. TDS shareholders approved a Share Consolidation Amendment and a Vote Amendment to the Restated Certificate of Incorporation of TDS effective January 24, 2012. Pursuant to the Share Consolidation Amendment, among other things, each Special Common Share was reclassified into one Common Share and there are no longer any Special Common Shares authorized, issued or outstanding. Pursuant to the Vote Amendment, the voting power of the Series A Common Shares and the Common Shares, are fixed at 56.7% and 43.3%, respectively, of the total voting power in matters other than the election of directors subject to adjustment due to changes in the number of outstanding Series A Common Shares. The Series A Common Shares continue to have ten votes per share in such matters and the vote per share of the Common Shares floats and is determined each time there is a vote on matters other than the election of directors. See Note 21—Subsequent Events for additional information.

As of December 31, 2011, Series A Common Shares were convertible, on a share for share basis, into Common Shares or Special Common Shares. TDS had reserved 6,549,000 Common Shares and 6,730,000 Special Common Shares at December 31, 2011, for possible issuance upon such conversion. Following the Share Consolidation Amendment, which became effective on January 24, 2012, Series A Common Shares are convertible on a share for share basis into Common Shares only and 7,119,000 Common Shares were reserved for possible issuance upon conversion of Series A Common Shares. See Note 21—Subsequent Events for additional information.

The following table summarizes the number of Common, Special Common and Series A Common Shares issued and repurchased.

	Common Shares	Special Common Shares	Common Treasury Shares	Special Common Treasury Shares	Series A Common Shares
(Shares in thousands)
Balance December 31, 2008	57,082	63,442	5,435	9,352	6,461
Repurchase of shares	—	—	1,854	4,520	—
Dividend reinvestment, incentive and compensation plans	—	—	(12)	(155)	31
Balance December 31, 2009	57,082	63,442	7,277	13,717	6,492
Repurchase of shares	—	—	—	2,394	—
Conversion of Series A Common Shares	11	—	—	—	(11)
Dividend reinvestment, incentive and compensation plans	—	—	(79)	(200)	29
Balance December 31, 2010	57,093	63,442	7,198	15,911	6,510
Repurchase of shares	—	—	—	748	—
Dividend reinvestment, incentive and compensation plans	—	—	(86)	(226)	39
Reclassification as a result of Share Consolidation Amendment (1)	68,409	(63,442)	17,053	(16,433)	570
Balance December 31, 2011	125,502	—	24,165	—	7,119

  Reflects the impact of the Share Consolidation Amendment to the Restated Certificate of Incorporation of TDS, as approved by the TDS shareholders on January 13, 2012. See Note 21—Subsequent Events for additional information.

Share Repurchase Programs

On November 19, 2009, the Board of Directors of TDS authorized a $250 million stock repurchase program for both TDS Common and Special Common Shares from time to time pursuant to open market purchases, block transactions, private purchases or otherwise, depending on market conditions. This authorization will expire on November 19, 2012.

As a result of the Share Consolidation Amendment that became effective on January 24, 2012, Special Common Shares ceased to be authorized, issued or outstanding. Accordingly, the foregoing share repurchase authorization no longer applies to Special Common Shares, but continues to apply to Common Shares until its expiration date.

On November 17, 2009, the Board of Directors of U.S. Cellular authorized the repurchase of up to 1,300,000 Common Shares on an annual basis beginning in 2009 and continuing each year thereafter, on a cumulative basis. These purchases will be made pursuant to open market purchases, block purchases, private purchases, or otherwise, depending on market prices and other conditions. This authorization does not have an expiration date.

Share repurchases made under these authorizations and prior authorizations, were as follows:

	Number of	Average Cost
Year Ended December 31,	Shares	Per Share	Amount (1)
(Dollars amounts and shares in thousands)
2011
U.S. Cellular Common Shares	1,276	$48.82	$62,294

TDS Common Shares	—	—	—
TDS Special Common Shares	748	28.73	21,500

2010
U.S. Cellular Common Shares	1,235	$42.76	$52,827

TDS Common Shares	—	—	—
TDS Special Common Shares	2,394	28.42	68,053

2009
U.S. Cellular Common Shares	887	$37.86	$33,585

TDS Common Shares	1,854	29.71	55,103
TDS Special Common Shares	4,520	26.88	121,497

  Amounts reported in the Consolidated Statement of Cash Flows may differ from these amounts due to repurchases and subsequent cash settlements occurring in different years.

Accumulated Other Comprehensive Loss

The changes in the cumulative balance of Accumulated other comprehensive loss were as follows:

	Year Ended
	December 31,
	2011	2010
(Dollars in thousands)
Equity method investments
Balance, beginning of period	$390	$306
Add (deduct):
Net unrealized gain (loss) on equity investments	138	84
Balance, end of period	$528	$390

Retirement plan
Balance, beginning of period	$(3,598)	$(3,016)
Add (deduct):
Net actuarial gains (losses)	(9,625)	1,180
Amortization of prior service costs	(3,815)	(3,815)
Amortization of actuarial losses	1,934	2,158
	(11,506)	(477)
Deferred income tax benefit (expense)	5,722	(105)
Net change in retirement plan	(5,784)	(582)
Balance, end of period	$(9,382)	$(3,598)

Accumulated other comprehensive income (loss)
Balance, beginning of period	$(3,208)	$(2,710)
Add (deduct):
Net unrealized gain (loss) on equity investments	138	84
Net change in retirement plan	(5,784)	(582)
Balance, end of period	$(8,854)	$(3,208)

Stock Based Compensation	12 Months Ended
Dec. 31, 2011
Disclosure Text Block
Stock Based Compensation

NOTE 17 STOCK-BASED COMPENSATION

TDS Consolidated

The following table summarizes stock-based compensation expense recognized during 2011, 2010 and 2009:

Year Ended December 31,	2011	2010	2009
(Dollars in thousands)
Stock option awards	$20,443	$18,623	$17,075
Restricted stock unit awards	14,905	14,781	13,823
Deferred compensation matching stock unit awards	124	269	281
Employee stock purchase plans	485	566	471
Awards under Non-employee Director compensation plan	880	889	836
Total stock-based compensation, before income taxes	36,837	35,128	32,486
Income tax benefit	(13,862)	(13,288)	(12,228)
Total stock-based compensation expense, net of income taxes	$22,975	$21,840	$20,258

At December 31, 2011, unrecognized compensation cost for all stock-based compensation awards was $37.8 million and is expected to be recognized over a weighted average period of 1.8 years.

The following table provides a summary of the stock-based compensation expense included in the Consolidated Statement of Operations for the years ended:

December 31,	2011	2010	2009
(Dollars in thousands)
Selling, general and administrative expense	$33,949	$32,838	$30,036
Cost of services and products	2,888	2,290	2,450
Total stock-based compensation	$36,837	$35,128	$32,486

TDS' tax benefits realized from the exercise of stock options and other awards totaled $6.5 million in 2011.

TDS (excluding U.S. Cellular)

The information in this section relates to stock-based compensation plans using the equity instruments of TDS. Participants in these plans are employees of TDS Corporate and TDS Telecom and Non-employee Directors of TDS, although U.S. Cellular employees were eligible to participate in the TDS Employee Stock Purchase Plan before it was terminated in 2011. Information related to plans using the equity instruments of U.S. Cellular are shown in the U.S. Cellular section following the TDS section.

Under the TDS 2004 Long-Term Incentive Plan, TDS granted fixed and performance based incentive and non-qualified stock options, restricted stock, restricted stock units, and deferred compensation stock unit awards to key employees. On January 13, 2012, TDS shareholders approved Amendments to the Restated Certificate of Incorporation of TDS which included both; a Share Consolidation Amendment, and adoption of the TDS 2011 Long-Term Incentive Plan, which replaced the TDS 2004 Long-Term Incentive Plan for grants going forward. Under the TDS 2011 Long-Term Incentive Plan, TDS may grant fixed and performance based incentive and non-qualified stock options, restricted stock, restricted stock units, and deferred compensation stock unit awards to key employees. See Note 21—Subsequent Events for additional information.

As a result of the effectiveness of the Share Consolidation Amendment on January 24, 2012, there are no longer any Special Common Shares authorized or outstanding. As a result, outstanding awards under the TDS 2004 Long-Term Incentive Plan were adjusted to reflect the reclassification, and such awards will be settled only in Common Shares. Such adjustment was made consistent with the share consolidation.

TDS had reserved 1,955,000 Common Shares and 8,999,000 Special Common Shares at December 31, 2011 for equity awards granted and to be granted under the TDS 2004 Long-Term Incentive Plan. At December 31, 2011 the only types of awards outstanding are fixed non-qualified stock option awards, restricted stock unit awards, and deferred compensation stock unit awards. As of December 31, 2011, there were no shares reserved under any employee stock purchase plan, since this plan was terminated in the fourth quarter of 2011. The maximum number of TDS Common Shares and TDS Special Common Shares that could have been issued to employees under all stock-based compensation plans in effect at December 31, 2011 was 1,955,000 and 8,999,000 shares, respectively. Following the Share Consolidation Amendment and the adoption of the TDS 2011 Long-Term Incentive Plan, TDS had reserved 6,000,000 Common Shares under the TDS 2011 Long-Term Incentive Plan and 8,055,000 under the TDS 2004 Long-Term Incentive Plan. Although 8,055,000 are reserved under the TDS 2004 Long-Term Incentive Plan, only up to 7,895,000 Common Shares are expected to be issued under the TDS 2004 Long-Term Incentive Plan. Any shares reserved for the TDS 2004 Long-Term Incentive Plan that are not required to satisfy outstanding rewards under the 2004 Long-Term Incentive Plan are not available for further issuance, except for 100,000 Common Shares reserved for issuance for annual bonus deferrals and related employer match awards for calendar years commencing prior to January 1, 2013.

TDS has also created a Non-Employee Directors' compensation plan under which it has reserved 55,000 TDS Special Common Shares as of December 31, 2011 for issuance as compensation to members of the Board of Directors who are not employees of TDS. Following the Share Consolidation Amendment TDS has reserved 55,000 Common Shares for issuance under this plan.

TDS uses treasury stock to satisfy requirements for shares issued pursuant to its various stock-based compensation plans.

Long-Term Incentive Plan—Stock Options—Stock options granted to key employees are exercisable over a specified period not in excess of ten years. Stock options generally vest over periods up to three years from the date of grant. Stock options outstanding at December 31, 2011 expire between 2012 and 2021. However, vested stock options typically expire 30 days after the effective date of an employee's termination of employment for reasons other than retirement. Employees who leave at the age of retirement have 90 days (or one year if they satisfy certain requirements) within which to exercise their vested stock options. The exercise price of options equals the market value of TDS common stock on the date of grant.

TDS estimated the fair value of stock options granted in 2011, 2010 and 2009 using the Black-Scholes valuation model and the assumptions shown in the table below:

	2011	2010	2009
Expected life	5.5 Years	5.3 Years	5.1 Years
Expected annual volatility rate	37.6%	37.8%	43.0%
Dividend yield	1.6%	1.7%	1.6%
Risk-free interest rate	2.1%	2.1%	2.5%
Estimated annual forfeiture rate	3.0%	3.0%	1.9%

The fair value of options is recognized as compensation cost using an accelerated attribution method over the requisite service periods of the awards, which is generally the vesting period.

Until the time of the effectiveness of the Share Consolidation Amendment on January 24, 2012, any employee with stock options granted prior to the date of the TDS Special Common Share dividend on May 13, 2005, received one Common Share and one Special Common Share per tandem option exercised. Each tandem option was exercisable at its original exercise price. As a result of the Share Consolidation Amendment each Special Common Share was reclassified as a Common Share on a one-for-one basis and each Common Share was reclassified as 1.087 Common Shares. Consequently, each tandem option was adjusted to reflect the reclassification into 2.087 Common Shares upon exercise and the exercise price of the award was also adjusted to 1/2.087 of the original exercise price of the award.

Any employee with TDS stock options granted after May 13, 2005 was entitled to receive one Special Common Share per option exercised. As a result of the Share Consolidation Amendment each Special Common option was reclassified into one Common Share option. The reclassification did not change the exercise price of these awards.

A summary of TDS stock options (total and portion exercisable) and changes during the three years ended December 31, 2011, is presented in the tables and narrative below. The December 31, 2011 amounts in the tables below reflect the impact of the Share Consolidation Amendment to the Restated Certificate of Incorporation of TDS:

					Weighted
					Average
		Weighted	Weighted		Remaining
	Number of	Average	Average	Aggregate	Contractual
	Tandem	Exercise	Grant Date	Intrinsic	Life
Tandem Options	Options	Price	Fair Value	Value	(in years)
Outstanding at December 31, 2008	987,000	$81.03
(987,000 exercisable)		81.03
Exercised	(6,000)	49.84		$50,000
Forfeited	—	—
Expired	(80,000)	75.44
Outstanding at December 31, 2009	901,000	$81.73
(901,000 exercisable)		81.73
Exercised	(2,000)	45.53		$46,000
Forfeited	—	—
Expired	(248,000)	113.56
Outstanding at December 31, 2010	651,000	$69.60
(651,000 exercisable)		69.60
Exercised	(2,000)	53.77		$30,000
Forfeited	—	—
Expired	(78,000)	99.23
Impact of Share Consolidation	(571,000)	65.64		$158,000	2.1
Outstanding at December 31, 2011	—

					Weighted
					Average
		Weighted	Weighted		Remaining
		Average	Average	Aggregate	Contractual
	Number of	Exercise	Grant Date	Intrinsic	Life
Special Common Share Options	Options	Prices	Fair Value	Value	(in years)
Outstanding at December 31, 2008	2,614,000	$44.77
(1,428,000 exercisable)		52.59
Granted	1,399,000	26.95	$9.60
Exercised	—	—		$—
Forfeited	(68,000)	31.19
Expired	(85,000)	48.81
Outstanding at December 31, 2009	3,860,000	$38.46
(1,732,000 exercisable)		48.91
Granted	1,387,000	26.66	$8.37
Exercised	(5,000)	26.95		$17,000
Forfeited	(105,000)	29.64
Expired	(29,000)	45.16
Outstanding at December 31, 2010	5,108,000	$35.41
(2,506,000 exercisable)		43.14
Granted	1,034,000	29.94	$9.59
Exercised	(5,000)	26.95		$19,000
Forfeited	(34,000)	28.12
Expired	(79,000)	35.00
Impact of Share Consolidation	(6,024,000)	$34.38		$—	7.3
Outstanding at December 31, 2011	—

					Weighted
					Average
		Weighted	Weighted		Remaining
		Average	Average	Aggregate	Contractual
	Number of	Exercise	Grant Date	Intrinsic	Life
Common Share Options	Options	Prices	Fair Value	Value	(in years)
Outstanding at December 31, 2010	—	$—
Impact of Share Consolidation
Reclassification of Tandem Options	1,192,000	31.45
Reclassification of Special Common Options	6,024,000	34.38
Outstanding at December 31, 2011	7,216,000	$33.89		$373,000	6.5
(4,865,000 exercisable)		$36.67		$373,000	5.4

The aggregate intrinsic value in the tables above represents the total pre-tax intrinsic value (the difference between TDS' closing stock prices and the exercise price, multiplied by the number of in-the-money options) that was received by the option holders upon exercise or that would have been received by option holders had all options been exercised on December 31, 2011.

Long-Term Incentive Plan—Restricted Stock Units—TDS also grants restricted stock unit awards to key employees. As of December 31, 2011, each restricted stock unit outstanding was convertible into one Special Common Share upon the vesting of such restricted stock units. As a result of the Share Consolidation Amendment each outstanding restricted stock unit was reclassified and became convertible into one Common Share Award. The restricted stock unit awards currently outstanding were granted in 2010 and 2011 and will vest in December 2012 and 2013, respectively.

TDS estimates the fair value of restricted stock units by reducing the grant-date price of the Company's shares by the present value of the dividends expected to be paid on the underlying shares during the requisite service period, discounted at the appropriate risk-free interest rate, since employees are not entitled to dividends declared on the underlying shares while the restricted stock or RSU is unvested. The fair value is then recognized as compensation cost on a straight-line basis over the requisite service periods of the awards, which is generally the vesting period.

A summary of TDS nonvested restricted stock units and changes during the year ended December 31, 2011 is presented in the table below. The December 31, 2011 amounts in the tables below reflect the impact of the Share Consolidation Amendment to the Restated Certificate of Incorporation of TDS.

Special Common Restricted Stock Units	Number	Weighted Average Grant Date Fair Value
Nonvested at December 31, 2010	334,000	$26.28
Granted	236,000	28.73
Vested	(179,000)	26.95
Forfeited	(2,000)	26.92
Impact of Share Consolidation	(389,000)	27.45
Nonvested at December 31, 2011	—	$—

Common Restricted Stock Units	Number	Weighted Average Grant Date Fair Value
Nonvested at December 31, 2010	—	$—
Impact of Share Consolidation	389,000	27.45
Nonvested at December 31, 2011	389,000	$27.45

The total fair values as of the respective vesting dates of restricted stock units vested during 2011, 2010 and 2009 were $4.1 million, $4.2 million and $2.6 million, respectively. The weighted average grant date fair value of restricted stock units granted in 2011, 2010 and 2009 was $28.73, $25.53 and $26.95, respectively.

Long-Term Incentive Plan—Deferred Compensation Stock Units—Certain TDS employees may elect to defer receipt of all or a portion of their annual bonuses and to receive a company matching contribution on the amount deferred. All bonus compensation that is deferred by employees electing to participate is immediately vested and is deemed to be invested in TDS Common Share units or TDS Special Common Share units. The amount of TDS' matching contribution depends on the portion of the annual bonus that is deferred. Participants receive a 25% stock unit match for amounts deferred up to 50% of their total annual bonus and a 33% match for amounts that exceed 50% of their total annual bonus; such matching contributions also are deemed to be invested in TDS Common Share units or TDS Special Common Share units.

The total fair values of deferred compensation stock units that vested during 2011, 2010 and 2009 were $0.1 million, $0.1 million and $0.1 million, respectively. The weighted average grant date fair value of deferred compensation stock units granted in 2011, 2010 and 2009 was $28.15, $28.72 and $23.35, respectively. As of December 31, 2011, there were 186,000 vested but unissued deferred compensation stock units valued at $4.8 million.

Employee Stock Purchase Plan—The TDS 2009 Employee Stock Purchase Plan became effective January 1, 2009. All remaining shares reserved under this plan were issued and the plan was terminated in the fourth quarter of 2011, in advance of its original termination date of December 31, 2013. Under this plan, eligible employees of TDS and its subsidiaries could purchase a limited number of TDS Special Common Shares on a quarterly basis.

Under these plans, the per share cost to each participant was 85% of the market value of the Special Common Shares as of the issuance date. The employee stock purchase plans were considered compensatory plans; therefore recognition of compensation costs for stock issued under these plans was required. Compensation cost was measured as the difference between the cost of the shares to the plan participants and the fair market value of the shares on the date of issuance.

Compensation of Non-Employee Directors—TDS issued 19,000, 19,000 and 15,000 Special Common Shares under its Non-Employee Director plan in 2011, 2010 and 2009, respectively.

Dividend Reinvestment Plans (“DRIP”)—TDS had reserved 282,000 Common Shares and 242,000 Special Common Shares at December 31, 2011, for issuance under Automatic Dividend Reinvestment and Stock Purchase Plans and 70,000 Series A Common Shares for issuance under the Series A Common Share Automatic Dividend Reinvestment Plan. These plans enabled holders of TDS' Common Shares, Special Common Shares and Preferred Shares to reinvest cash dividends in Common Shares and Special Common Shares and holders of Series A Common Shares to reinvest cash dividends in Series A Common Shares. The purchase price of the shares is 95% of the market value, based on the average of the daily high and low sales prices for TDS' Common Shares and Special Common Shares on the New York Stock Exchange for the ten trading days preceding the date on which the purchase is made. These plans are considered non-compensatory plans, therefore no compensation expense is recognized for stock issued under these plans.

As a result of the Share Consolidation Amendment, the Special Common Share DRIP was terminated since there are no longer any Special Common Shares authorized or outstanding. Participants in the DRIP automatically had all shares appropriately adjusted to reflect the reclassification.

U.S. Cellular

The information in this section relates to stock-based compensation plans using the equity instruments of U.S. Cellular. Participants in these plans are employees of U.S. Cellular and Non-employee Directors of U.S. Cellular. Information related to plans using the equity instruments of TDS are shown in the previous section.

U.S. Cellular has established the following stock-based compensation plans: a long-term incentive plan and a Non-Employee Director compensation plan, and had an employee stock purchase plan that was terminated in the fourth quarter of 2011. Also, U.S. Cellular employees were eligible to participate in the TDS employee stock purchase plan before it was terminated in the fourth quarter of 2011.

Under the U.S. Cellular 2005 Long-Term Incentive Plan, U.S. Cellular may grant fixed and performance based incentive and non-qualified stock options, restricted stock, restricted stock units, and deferred compensation stock unit awards to key employees. At December 31, 2011, the only types of awards outstanding are fixed non-qualified stock option awards, restricted stock unit awards, and deferred compensation stock unit awards.

At December 31, 2011, U.S. Cellular had reserved 5,836,000 Common Shares for equity awards granted and to be granted under the 2005 Long-Term Incentive Plan. No Common Shares were reserved for issuance to employees under any employee stock purchase plan since this plan was terminated in the fourth quarter of 2011. The maximum number of U.S. Cellular Common Shares that may be issued to employees under all stock-based compensation plans in effect at December 31, 2011, was 5,836,000.

U.S. Cellular also has established a Non-Employee Director compensation plan under which it has reserved 32,000 Common Shares for issuance as compensation to members of the Board of Directors who are not employees of U.S. Cellular or TDS.

U.S. Cellular uses treasury stock to satisfy requirements for Common Shares issued pursuant to its various stock-based compensation plans.

Long-Term Incentive Plan—Stock Options—Stock options granted to key employees are exercisable over a specified period not in excess of ten years. Stock options generally vest over a period of three years from the date of grant. Stock options outstanding at December 31, 2011 expire between 2012 and 2021. However, vested stock options typically expire 30 days after the effective date of an employee's termination of employment for reasons other than retirement. Employees who leave at the age of retirement have 90 days (or one year if they satisfy certain requirements) within which to exercise their vested stock options. The exercise price of options equals the market value of U.S. Cellular Common Shares on the date of grant.

U.S. Cellular estimated the fair value of stock options granted during 2011, 2010, and 2009 using the Black-Scholes valuation model and the assumptions shown in the table below.

	2011	2010	2009
Expected life	4.3 years	0.9-8.0 years	3.9 years
Expected volatility	43.4%-44.8%	26.9%-43.9%	40.3%-44.2%
Dividend yield	0%	0%	0%
Risk-free interest rate	0.7%-2.0%	0.4%-3.1%	1.2%-2.2%
Estimated annual forfeiture rate	0.0%-7.8%	0.0%-8.4%	6.9%

The fair value of options is recognized as compensation cost using an accelerated attribution method over the requisite service periods of the awards, which is generally the vesting period.

A summary of U.S. Cellular stock options outstanding (total and portion exercisable) and changes during the three years ended December 31, 2011, is presented in the table below:

					Weighted
					Average
		Weighted	Weighted		Remaining
		Average	Average	Aggregate	Contractual
	Number of	Exercise	Grant Date	Intrinsic	Life
	Options	Price	Fair Value	Value	(in years)

Outstanding at December 31, 2008	1,626,000	$57.15
(624,000 exercisable)		51.56
Granted	748,000	34.21	$11.75
Exercised	(181,000)	34.01		$821,000
Forfeited	(130,000)	47.98
Expired	(34,000)	56.84
Outstanding at December 31, 2009	2,029,000	$51.37
(1,046,000 exercisable)		54.40
Granted	831,000	41.98	$13.75
Exercised	(317,000)	38.60		$1,555,000
Forfeited	(88,000)	44.28
Expired	(193,000)	61.50
Outstanding at December 31, 2010	2,262,000	$49.12
(1,151,000 exercisable)		$54.64
Granted	595,000	51.70	$19.42
Exercised	(173,000)	37.50		$2,099,000
Forfeited	(72,000)	45.97
Expired	(175,000)	57.05
Outstanding at December 31, 2011	2,437,000	$50.10		$4,423,000	6.9
(1,321,000 exercisable)		$53.68		$2,361,000	5.5

The aggregate intrinsic value in the table above represents the total pre-tax intrinsic value (the difference between U.S. Cellular's closing stock price and the exercise price multiplied by the number of in-the-money options) that was received by the option holders upon exercise or that would have been received by option holders had all options been exercised on December 31, 2011.

Long-Term Incentive Plan—Restricted Stock Units—U.S. Cellular grants restricted stock unit awards, which generally vest after three years, to key employees.

U.S. Cellular estimates the fair value of restricted stock units based on the closing market price of U.S. Cellular shares on the date of grant. The fair value is then recognized as compensation cost on a straight-line basis over the requisite service periods of the awards, which is generally the vesting period.

A summary of U.S. Cellular nonvested restricted stock units at December 31, 2011 and changes during the year then ended is presented in the table below:

	Number	Weighted Average Grant Date Fair Value
Nonvested at December 31, 2010	752,000	$42.69
Granted	346,000	49.35
Vested	(189,000)	55.93
Forfeited	(64,000)	42.48
Nonvested at December 31, 2011	845,000	$42.48

The total fair value of restricted stock units that vested during 2011, 2010 and 2009 was $9.5 million, $4.7 million and $4.2 million, respectively, as of the respective vesting dates. The weighted average grant date fair value of restricted stock units granted in 2011, 2010 and 2009 was $49.35, $42.21 and $33.00, respectively.

Long-Term Incentive Plan—Deferred Compensation Stock Units—Certain U.S. Cellular employees may elect to defer receipt of all or a portion of their annual bonuses and to receive a company matching contribution on the amount deferred. All bonus compensation that is deferred by employees electing to participate is immediately vested and is deemed to be invested in U.S. Cellular Common Share stock units. The amount of U.S. Cellular's matching contribution depends on the portion of the annual bonus that is deferred. Participants receive a 25% match for amounts deferred up to 50% of their total annual bonus and a 33% match for amounts that exceed 50% of their total annual bonus; such matching contributions also are deemed to be invested in U.S. Cellular Common Share stock units.

The total fair value of deferred compensation stock units that vested during 2011 was less than $0.1 million. The fair value of units vested during 2010 and 2009 was $0.4 million and $0.1 million, respectively. The weighted average grant date fair value of deferred compensation stock units granted in 2011, 2010 and 2009 was $48.72, $40.76 and $33.58, respectively. As of December 31, 2011, there were 3,000 vested but unissued deferred compensation stock units valued at $0.1 million.

Employee Stock Purchase Plan—The U.S. Cellular 2009 Employee Stock Purchase Plan became effective January 1, 2009. All remaining shares reserved under this plan were issued and the plan was terminated in the fourth quarter of 2011, in advance of its original termination date of December 31, 2013. Under this plan, eligible employees of U.S. Cellular and its subsidiaries could purchase a limited number of U.S. Cellular Common Shares on a quarterly basis. U.S. Cellular employees were also eligible to participate in the TDS Employee Stock Purchase Plan before this was terminated in the fourth quarter of 2011.

Under these plans, the per share cost to participants was 85% of the market value of the U.S. Cellular Common Shares or TDS Special Common Shares as of the issuance date. The employee stock purchase plans were considered compensatory plans; therefore, recognition of compensation cost for stock issued under these plans was required. Compensation cost was measured as the difference between the cost of the shares to plan participants and the market value of the shares on the date of issuance.

Compensation of Non-Employee Directors—U.S. Cellular issued 6,600, 9,000, and 5,200 Common Shares in 2011, 2010 and 2009, respectively, under its Non-Employee Director compensation plan.

Business Segment Information	12 Months Ended
Dec. 31, 2011
Disclosure Text Block
Business Segment Information

NOTE 18 BUSINESS SEGMENT INFORMATION

U.S. Cellular and TDS Telecom are billed for all services they receive from TDS, consisting primarily of information processing and general management services. Such billings are based on expenses specifically identified to U.S. Cellular and TDS Telecom and on allocations of common expenses.

Management believes the method used to allocate common expenses is reasonable and that all expenses and costs applicable to U.S. Cellular and TDS Telecom are reflected in the accompanying business segment information on a basis that is representative of what they would have been if U.S. Cellular and TDS Telecom operated on a stand-alone basis.

Financial data for TDS' business segments for 2011, 2010 and 2009 is as follows.

Year Ended or at December 31, 2011
		TDS Telecom				Non-	Other
	U.S.			ILEC/CLEC	TDS Telecom	Reportable	Reconciling
	Cellular	ILEC	CLEC	Eliminations	Total	Segment (1)	Items (2)	Total
(Dollars in thousands)
Operating revenues	$4,343,346	$644,991	$180,332	$(9,935)	$815,388	$45,133	$(23,396)	$5,180,471
Cost of services and products (excluding Depreciation, amortization and accretion reported below)	1,711,679	215,093	91,348	(8,238)	298,203	32,952	(1,692)	2,041,142
Selling, general and administrative expense	1,779,203	173,949	64,509	(1,697)	236,761	8,609	(12,712)	2,011,861
Adjusted OIBDA (3)	852,464	255,949	24,475	―	280,424	3,572	(8,992)	1,127,468
Depreciation, amortization and accretion expense	573,557	158,554	21,976	―	180,530	3,021	8,668	765,776
Loss on impairment of intangible assets	―	―	―	―	―	―	―	―
(Gain) loss on asset disposals and exchanges, net	(1,873)	1,158	85	―	1,243	(197)	17	(810)
Operating income (loss)	280,780	96,237	2,414	―	98,651	748	(17,677)	362,502
Significant non-operating items:
Equity in earnings of unconsolidated entities	83,566	8	―	―	8	―	(1,036)	82,538
Gain on investment	11,373	―	―	―	―	―	12,730	24,103
Investments in unconsolidated entities	138,096	3,808	―	―	3,808	―	31,806	173,710
Total assets	6,327,976	1,585,240	118,231	―	1,703,471	68,870	100,688	8,201,005
Capital expenditures	$782,526	$168,801	$22,361	$ ―	$191,162	$3,206	$10,324	$987,218

Year Ended or at December 31, 2010
		TDS Telecom				Non-	Other
	U.S.			ILEC/CLEC	TDS Telecom	Reportable	Reconciling
	Cellular	ILEC	CLEC	Eliminations	Total	Segment (1)	Items (2)	Total
(Dollars in thousands)
Operating revenues	$4,177,681	$617,394	$187,984	$(9,536)	$795,842	$40,167	$(26,861)	$4,986,829
Cost of services and products (excluding Depreciation, amortization and accretion reported below)	1,597,912	196,298	96,934	(8,848)	284,384	31,019	(1,761)	1,911,554
Selling, general and administrative expense	1,796,624	173,020	64,107	(688)	236,439	6,307	(27,598)	2,011,772
Adjusted OIBDA (3)	783,145	248,076	26,943	―	275,019	2,841	2,498	1,063,503
Depreciation, amortization and accretion expense	570,955	149,375	24,679	―	174,054	1,888	8,752	755,649
Loss on impairment of intangible assets	―	―	―	―	―	―	―	―
(Gain) loss on asset disposals and exchanges, net	10,717	769	362	―	1,131	(76)	(9)	11,763
Operating income (loss)	201,473	97,932	1,902	―	99,834	1,029	(6,245)	296,091
Significant non-operating items:
Equity in earnings of unconsolidated entities	97,318	13	―	―	13	―	743	98,074
Investments in unconsolidated entities	160,847	3,806	―	―	3,806	―	33,269	197,922
Total assets (4)	5,875,549	1,478,085	123,762	―	1,601,847	22,709	196,012	7,696,117
Capital expenditures	$583,134	$137,002	$20,303	$ ―	$157,305	$1,029	$13,564	$755,032

Year Ended or at December 31, 2009
		TDS Telecom				Non-	Other
	U.S.			ILEC/CLEC	TDS Telecom	Reportable	Reconciling
	Cellular	ILEC	CLEC	Eliminations	Total	Segment (1)	Items (2)	Total
(Dollars in thousands)
Operating revenues	$4,213,880	$599,527	$199,375	$(9,050)	$789,852	$46,714	$(30,503)	$5,019,943
Cost of services and products (excluding Depreciation, amortization and accretion reported below)	1,545,847	194,030	104,057	(7,979)	290,108	36,573	(1,865)	1,870,663
Selling, general and administrative expense	1,747,404	170,505	67,108	(1,071)	236,542	7,126	(26,641)	1,964,431
Adjusted OIBDA (3)	920,629	234,992	28,210	―	263,202	3,015	(1,997)	1,184,849
Depreciation, amortization and accretion expense	564,935	142,913	24,403	―	167,316	2,542	9,454	744,247
Loss on impairment of intangible assets	14,000	―	―	―	―	―	―	14,000
(Gain) loss on asset disposals and exchanges, net	16,169	1,949	452	―	2,401	100	88	18,758
Operating income (loss)	325,525	90,130	3,355	―	93,485	373	(11,539)	407,844
Significant non-operating items:
Equity in earnings of unconsolidated entities	96,800	17	―	―	17	―	(6,085)	90,732
Investments in unconsolidated entities	161,481	3,660	―	―	3,660	―	38,658	203,799
Total assets (4)	5,716,848	1,463,275	125,508	―	1,588,783	24,372	245,309	7,575,312
Capital expenditures	$546,758	$98,297	$22,240	―	120,537	$346	$3,524	$671,165

  Represents Suttle-Straus and, as of September 23, 2011, Airadigm. See Note 8—Acquisitions, Divestitures and Exchanges for additional information related to Airadigm.

  Consists of corporate operations and inter-segment eliminations.

  Adjusted OIBDA is defined as operating income excluding the effects of: depreciation, amortization and accretion (OIBDA); the net gain or loss on asset disposals and exchanges (if any); and the loss on impairment of assets (if any). Adjusted OIBDA is a segment measure reported to the chief operating decision maker for purposes of making decisions about allocating resources to the segments and assessing their performance. This amount may also be commonly referred to by management as operating cash flow. This amount should not be confused with Cash flows from operating activities, which is a component of the Consolidated Statement of Cash Flows. Adjusted OIBDA excludes the net gain or loss on asset disposals and exchanges and loss on impairment of assets (if any), in order to show operating results on a more comparable basis from period to period. TDS does not intend to imply that any of such amounts that are excluded are non-recurring, infrequent or unusual. Accordingly you should be aware that TDS may incur such amounts in the future.

  In preparing its Consolidated Statement of Cash Flows for the year ended December 31, 2011, TDS discovered certain errors related to the classification of outstanding checks with the right of offset. This error resulted in the misstatement of Cash and Total assets for the years ended December 31, 2010 and 2009. The amounts herein have been revised to reflect the proper amounts. See Note 2 ― Revision of Prior Period Amounts for additional information.

Supplemental Cash Flow Disclosures	12 Months Ended
Dec. 31, 2011
Disclosure Text Block
Supplemental Cash Flow Disclosures

NOTE 19 SUPPLEMENTAL CASH FLOW DISCLOSURES

Following are supplemental cash flow disclosures regarding interest paid and income taxes paid.

Year Ended December 31,	2011	2010	2009
(Dollars in thousands)
Interest paid	$96,203	$114,996	$123,805
Income taxes paid (refunded)	(66,994)	87,139	53,009

Following are supplemental cash flow disclosures regarding transactions related to stock-based compensation awards:

TDS:

Year Ended December 31,	2011	2010	2009
(Dollars in thousands)
Special Common Shares withheld (1)	65,638	43,580	26,999

Aggregate value of Special Common Shares withheld	$1,537	$1,348	$811

Cash receipts upon exercise of stock options	1,463	1,657	1,630
Cash disbursements for payment of taxes (2)	(1,431)	(1,348)	(811)
Net cash receipts from exercise of stock
options and vesting of other stock awards	$32	$309	$819

U.S. Cellular:

Year Ended December 31,	2011	2010	2009
(Dollars in thousands)
Common Shares withheld (1)	120,250	310,388	200,025

Aggregate value of Common Shares withheld	$5,952	$13,527	$7,622

Cash receipts upon exercise of stock options	5,447	3,574	1,572
Cash disbursements for payment of taxes (2)	(3,512)	(3,065)	(1,654)
Net cash receipts (disbursements) from exercise of stock
options and vesting of other stock awards	$1,935	$509	$(82)

  Such shares were withheld to cover the exercise price of stock options, if applicable, and required tax withholdings.

  In certain situations, TDS and U.S. Cellular withhold shares that are issuable upon the exercise of stock options or the vesting of restricted shares to cover, and with a value equivalent to, the exercise price and/or the amount of taxes required to be withheld from the stock award holder at the time of the exercise or vesting. TDS and U.S. Cellular then pay the amount of the required tax withholdings to the taxing authorities in cash.

On September 23, 2011, pursuant to a plan of reorganization, TDS acquired 63% of Airadigm. See Note 8 – Acquisitions, Divestitures and Exchanges for additional information. At the acquisition date Airadigm owed $32.7 million to the FCC. This obligation was paid in September 2011.

Certain Relationships And Related Transactions	12 Months Ended
Dec. 31, 2011
Disclosure Text Block
Certain Relationships and Related Transactions

NOTE 20 CERTAIN RELATIONSHIPS AND RELATED TRANSACTIONS

The following persons are partners of Sidley Austin LLP, the principal law firm of TDS and its subsidiaries: Walter C.D. Carlson, a trustee and beneficiary of a voting trust that controls TDS, the non-executive Chairman of the Board and member of the Board of Directors of TDS and a director of U.S. Cellular, a subsidiary of TDS; William S. DeCarlo, the General Counsel of TDS and an Assistant Secretary of TDS and certain subsidiaries of TDS; and Stephen P. Fitzell, the General Counsel of U.S. Cellular and TDS Telecommunications Corporation and an Assistant Secretary of certain subsidiaries of TDS. Walter C.D. Carlson does not provide legal services to TDS or its subsidiaries. TDS, U.S. Cellular and their subsidiaries incurred legal costs from Sidley Austin LLP of $13.7 million in 2011, $14.0 million in 2010 and $13.8 million in 2009.

On September 29, 2010, TDS repurchased 272,323 Special Common Shares at the then current market price on the NYSE for a total price of $7.7 million, or an average of $28.24 per Special Common Share including broker fees, from an affiliate of Southeastern Asset Management, Inc. (“SEAM”).

On May 29, 2009, TDS repurchased 1,730,200 Special Common Shares at the then current market price on the New York Stock Exchange (“NYSE”) for a total price of $48.2 million, or an average of $27.89 per Special Common Share including broker fees, from an affiliate of SEAM.  In addition, on July 20, 2009, TDS repurchased 405,000 Special Common Shares from SEAM at a price below the then current market price on the NYSE for a total price of $10.5 million, or an average of $25.87 per Special Common Share including broker fees.

At the time of each 2009 TDS repurchase, SEAM was a shareholder of more than 5% of TDS Special Common Shares and Common Shares. At the time of the 2010 TDS repurchase, SEAM was a shareholder of more than 5% of TDS Special Common Shares.

These transactions were not solicited by TDS and TDS did not enter into any agreements with SEAM.  The September 29, 2010 and May 29, 2009 transactions were effected by TDS' broker pursuant to TDS' existing institutional brokerage account agreement on the NYSE pursuant to Rule 10b-18 under the Securities Exchange Act of 1934, as amended (“Exchange Act”). The July 20, 2009 transaction was made by TDS' broker pursuant to an agreement entered into pursuant to Rule 10b5-1 under the Exchange Act and was effected on the NYSE in compliance with Rule 10b-18. The repurchases were made under TDS' share repurchase authorizations that were in effect at the time of such repurchases.

See “Security Ownership by Certain Beneficial Owners” in TDS' Notice of Annual Meeting and Proxy Statement dated April 14, 2011 for further information about SEAM and its interest in TDS.

The Audit Committee of the Board of Directors is responsible for the review and evaluation of all related-party transactions; as such term is defined by the rules of the New York Stock Exchange.

Subsequent Events	12 Months Ended
Dec. 31, 2011
Disclosure Text Block
Subsequent Events

NOTE 21 SUBSEQUENT EVENTS

On January 13, 2012, TDS shareholders approved certain amendments to the Restated Certificate of Incorporation of TDS (“Charter Amendments”).

These approved Charter Amendments include (a) a Share Consolidation Amendment to reclassify (i) each Special Common Share as one Common Share, (ii) each Common Share as 1.087 Common Shares, and (iii) each Series A Common Share as 1.087 Series A Common Shares, (b) a Vote Amendment to fix the percentage voting power in certain matters and (c) amendments to eliminate obsolete and inoperative provisions as more fully described in TDS' Current Report on Form 8-K dated January 24, 2012.

These approved Charter Amendments were effected on January 24, 2012 at which time each outstanding Special Common Share was reclassified as one Common Share and the Special Common Shares ceased to be outstanding and consequently ceased trading on the New York Stock Exchange under the symbol “TDS.S.”

As of January 24, 2012, immediately prior to the reclassification, there were outstanding 6,549,000 Series A Common Shares, 49,980,000 Common Shares, 47,012,000 Special Common Shares and 8,300 Preferred Shares. As of January 24, 2012 immediately following the reclassification, there were outstanding 7,119,000 Series A Common Shares, 101,340,000 Common Shares and 8,300 Preferred Shares.

As a result of the share reclassification, shares outstanding at December 31, 2011, as well as average basic and diluted shares outstanding used to calculate earnings per share, as of the beginning of all periods presented in this Form 10-K have been retroactively restated to reflect the impact of the increased shares outstanding.

TDS Consolidated Balance Sheet as of December 31, 2011 has also been retroactively adjusted to reflect the incremental shares issued to Common and Series A shareholders based on the closing price of TDS Common Shares as of December 31, 2011. As a result of the reclassification, an increase in Common Shares, Series A Common Shares and Capital in Excess of Par was offset by a corresponding decrease in Retained Earnings with no change to the overall amount of shareholders' equity.

Summary of Significant Accounting Policies and Recent Accounting Pronouncements (Significant Accounting Policies)	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
Nature of Operations

Telephone and Data Systems, Inc. (“TDS”) is a diversified telecommunications company providing high-quality telecommunications services to approximately 5.9 million wireless customers and 1.1 million wireline equivalent access lines at December 31, 2011. TDS conducts substantially all of its wireless operations through its 84%-owned subsidiary, United States Cellular Corporation (“U.S. Cellular”) and its majority-owned subsidiary, Airadigm Communications, Inc. (“Airadigm”), and provides wireline services through its incumbent local exchange carrier (“ILEC”) and competitive local exchange carrier (“CLEC”) operations under its wholly-owned subsidiary, TDS Telecommunications Corporation (“TDS Telecom”). TDS conducts printing and distribution services through its majority-owned subsidiary, Suttle-Straus, Inc. (“Suttle-Straus”), which represents a small portion of TDS' operations.

TDS has three reportable segments: (i) U.S. Cellular's wireless operations; (ii) TDS Telecom's ILEC wireline operations and (iii) TDS Telecom's CLEC wireline operations. TDS does not have any foreign operations. See Note 18—Business Segment Information, for summary financial information on each business segment.

Principles of Consolidation

The accounting policies of TDS conform to accounting principles generally accepted in the United States of America (“GAAP”) as set forth in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”). Unless otherwise specified, references to accounting provisions and GAAP in these notes refer to the requirements of the FASB ASC. The consolidated financial statements include the accounts of TDS, its majority-owned subsidiaries, general partnerships in which it has a majority partnership interest and variable interest entities (“VIEs”) in which TDS is the primary beneficiary. Both VIE and primary beneficiary represent terms defined by GAAP. Prior to January 1, 2010, the primary beneficiary of a VIE was the entity that recognized a majority of a VIE's expected gains or losses, as determined based on a quantitative model.  Effective January 1, 2010, new provisions under GAAP related to accounting for VIEs provide for a more qualitative assessment in determining the primary beneficiary of a VIE. The revised consolidation guidance related to VIEs effective January 1, 2010 did not change TDS' consolidated reporting entities.

All material intercompany accounts and transactions have been eliminated.

Reclassifications

Certain prior year amounts have been reclassified to conform to the 2011 financial statement presentation. These reclassifications did not affect consolidated net income attributable to TDS shareholders, cash flows, assets, liabilities or equity for the years presented.

Business Combinations

TDS accounts for business combinations at fair value in accordance with the acquisition method. This method requires that the acquirer recognize 100% of the acquiree's assets and liabilities at their fair values on the acquisition date for all acquisitions, whether full or partial. In addition, transaction costs related to acquisitions are expensed.

Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (a) the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and (b) the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates. Significant estimates are involved in accounting for Goodwill and indefinite-lived intangible assets, Depreciation, amortization and accretion, allowance for doubtful accounts, loyalty reward points, and income taxes.

Cash and Cash Equivalents	Cash and cash equivalents include cash and short-term, highly liquid investments with original maturities of three months or less.
Short-Term and Long-Term Investments

At December 31, 2011 and 2010, TDS had $246.3 million and $402.9 million in Short-term investments and $45.1 million and $102.2 million in Long-term investments, respectively. Short-term and Long-term investments consist of certificates of deposit (short-term only), U.S. treasuries and corporate notes, all of which are designated as held-to-maturity investments, and are recorded at amortized cost in the Consolidated Balance Sheet. The corporate notes are guaranteed by the Federal Deposit Insurance Corporation. For these investments, TDS' objective is to earn a higher rate of return on funds that are not anticipated to be required to meet liquidity needs in the near term, while maintaining a low level of investment risk. See Note 4—Fair Value Measurements for additional details on Short-term and Long-term investments.

Accounts Receivable

U.S. Cellular's accounts receivable primarily consist of amounts owed by customers pursuant to service contracts and for equipment sales, by agents for sales of equipment to them and by other wireless carriers whose customers have used U.S. Cellular's wireless systems.

TDS Telecom's accounts receivable primarily consist of amounts owed by customers for services provided, by connecting companies for interstate and intrastate long-distance traffic on its network, and by interstate and intrastate revenue pools that distribute access charges.

Allowance for Doubtful Accounts	The allowance for doubtful accounts is the best estimate of the amount of probable credit losses related to existing accounts receivable. The allowance is estimated based on historical experience and other factors that could affect collectability. Accounts receivable balances are reviewed on either an aggregate or individual basis for collectability depending on the type of receivable. When it is probable that an account balance will not be collected, the account balance is charged against the allowance for doubtful accounts. TDS does not have any off-balance sheet credit exposure related to its customers.
Inventory

Inventory primarily consists of wireless devices stated at the lower of cost or market, with cost determined using the first-in, first-out method and market determined by replacement costs or estimated net realizable value. TDS Telecom's materials and supplies are stated at average cost.

Fair Value Measurements

Under the provisions of GAAP, fair value is a market-based measurement and not an entity-specific measurement, based on an exchange transaction in which the entity sells an asset or transfers a liability (exit price). The provisions also establish a fair value hierarchy that contains three levels for inputs used in fair value measurements. Level 1 inputs include quoted market prices for identical assets or liabilities in active markets. Level 2 inputs include quoted market prices for similar assets and liabilities in active markets or quoted market prices for identical assets and liabilities in inactive markets. Level 3 inputs are unobservable.

Licenses, Goodwill and Goodwill and Licenses Impairment Assessment

Licenses

Licenses consist of costs incurred in acquiring Federal Communications Commission (“FCC”) licenses to provide wireless service. These costs include amounts paid to license applicants and owners of interests in entities awarded licenses and all direct and incremental costs related to acquiring the licenses.

TDS has determined that wireless licenses are indefinite-lived intangible assets and, therefore, not subject to amortization based on the following factors:

  Radio spectrum is not a depleting asset.

  The ability to use radio spectrum is not limited to any one technology.

  TDS and its subsidiaries are licensed to use radio spectrum through the FCC licensing process, which enables licensees to utilize specified portions of the spectrum for the provision of wireless service.

  TDS and its subsidiaries are required to renew their FCC licenses every ten years or, in some cases, every fifteen years. To date, all of TDS' license renewal applications have been granted by the FCC. Generally, license renewal applications filed by licensees otherwise in compliance with FCC regulations are routinely granted. If, however, a license renewal application is challenged either by a competing applicant for the license or by a petition to deny the renewal application, the license will be renewed if the licensee can demonstrate its entitlement to a “renewal expectancy.” Licensees are entitled to such an expectancy if they can demonstrate to the FCC that they have provided “substantial service” during their license term and have “substantially complied” with FCC rules and policies. TDS believes that it is probable that future license renewal applications will be granted.

Goodwill

TDS has goodwill as a result of its acquisitions of wireless businesses, the acquisition of operating telephone companies, Hosted and Managed Services companies and, prior to 2009, step acquisitions related to U.S. Cellular's repurchase of its common shares. Such goodwill represents the excess of the total purchase price over the fair value of net assets acquired in these transactions.

Goodwill and Licenses Impairment Assessment

Goodwill and licenses must be assessed for impairment annually or more frequently if events or changes in circumstances indicate that such assets might be impaired. TDS performs its annual impairment assessment of goodwill and licenses as of November 1 of each year.

The impairment test for goodwill is a two-step process. The first step compares the fair value of the reporting unit to its carrying value. If the carrying amount exceeds the fair value, the second step of the test is performed to measure the amount of impairment loss, if any. The second step compares the implied fair value of reporting unit goodwill with the carrying amount of that goodwill. To calculate the implied fair value of goodwill in this second step, an enterprise allocates the fair value of the reporting unit to all of the assets and liabilities of that reporting unit (including any unrecognized intangible assets) as if the reporting unit had been acquired in a business combination and the fair value was the price paid to acquire the reporting unit. The excess of the fair value of the reporting unit over the amount assigned to the assets and liabilities of the reporting unit is the implied fair value of goodwill. If the carrying amount of goodwill exceeds the implied fair value of goodwill, an impairment loss is recognized for that difference.

The impairment test for an indefinite-lived intangible asset other than goodwill consists of comparing the fair value of the intangible asset to its carrying amount. If the carrying amount exceeds the fair value, an impairment loss is recognized for the difference.

Quoted market prices in active markets are the best evidence of fair value of an intangible asset or reporting unit and are used when available. If quoted market prices are not available, the estimate of fair value is based on the best information available, including prices for similar assets and the use of other valuation techniques. Other valuation techniques include present value analysis, multiples of earnings or revenues, or similar performance measures. The use of these techniques involve assumptions by management about factors that are uncertain including future cash flows, the appropriate discount rate, and other inputs. Different assumptions for these inputs could create materially different results.

U.S. Cellular tests goodwill for impairment at the level of reporting referred to as a reporting unit. For purposes of its impairment testing of goodwill in 2011 and 2010, U.S. Cellular identified five reporting units. The five reporting units represent five geographic groupings of FCC licenses, representing five geographic service areas.

A discounted cash flow approach was used to value each reporting unit for purposes of the goodwill impairment review by using value drivers and risks specific to the current industry and economic markets. The cash flow estimates incorporated assumptions that market participants would use in their estimates of fair value. Key assumptions made in this process were the discount rate, estimated expected revenue growth rate, projected capital expenditures and the terminal growth rate.

U.S. Cellular tests licenses for impairment at the level of reporting referred to as a unit of accounting. For purposes of its 2011 impairment testing of licenses, U.S. Cellular separated its FCC licenses into twelve units of accounting based on geographic service areas. Seven of these twelve units of accounting represented geographic groupings of licenses which, because they were not being utilized and, therefore, were not expected to generate cash flows from operating activities in the foreseeable future, were considered separate units of accounting for purposes of impairment testing. For purposes of its 2010 impairment testing of licenses, U.S. Cellular separated its FCC licenses into eighteen units of accounting based on geographic service areas. Thirteen of these eighteen units of accounting represented geographic groupings of licenses which, because they were not being utilized and, therefore, were not expected to generate cash flows from operating activities in the foreseeable future, were considered separate units of accounting for purposes of impairment testing. The change in units of accounting between 2011 and 2010 reflects additional network build-out.

U.S. Cellular estimates the fair value of built licenses for purposes of impairment testing using the build-out method. The build-out method estimates the fair value of licenses by calculating future cash flows from a hypothetical start-up wireless company and assuming that the only assets available upon formation are the underlying licenses. To apply this method, a hypothetical build-out of the company's wireless network, infrastructure, and related costs are projected based on market participant information. Calculated cash flows, along with a terminal value, are discounted to the present and summed to determine the estimated fair value.

For units of accounting which consist of unbuilt licenses, U.S. Cellular prepares estimates of fair value by reference to prices paid in recent auctions and market transactions where available. If such information is not available, the fair value of the unbuilt licenses is assumed to change by the same percentage, and in the same direction, that the fair value of built licenses measured using the build-out method changed during the period.

TDS Telecom has recorded goodwill as a result of the acquisition of operating telephone companies and other service businesses and has assigned this goodwill to its ILEC reporting unit. For the purposes of impairment testing, the publicly-traded guideline company method and the recent transaction method were utilized. The publicly-traded guideline company method develops an indication of value by calculating market pricing multiples for selected publicly-traded companies. The recent transaction method calculates market pricing multiples based upon recent actual acquisitions of similar businesses. In both methods, the developed multiples are applied to the appropriate financial measure of TDS Telecom's ILEC reporting unit to determine the reporting unit's fair value.

Investments in Unconsolidated Entities

Investments in unconsolidated entities consist of amounts invested in wireless and wireline entities in which TDS holds a noncontrolling interest. TDS follows the equity method of accounting for such investments in which its ownership interest equals or exceeds 20% for corporations and equals or exceeds 3% for partnerships and limited liability companies. The cost method of accounting is followed for such investments in which TDS' ownership interest is less than 20% for corporations and is less than 3% for partnerships and limited liability companies, and for investments for which TDS does not have the ability to exercise significant influence.

For its equity method investments for which financial information is readily available, TDS records its equity in the earnings of the entity in the current period. For its equity method investments for which financial information is not readily available, TDS records its equity in the earnings of the entity on a one quarter lag basis.

Property, Plant and Equipment

Property, plant and equipment is stated at the original cost of construction or purchase including capitalized costs of certain taxes, payroll-related expenses, interest and estimated costs to remove the assets.

Expenditures that enhance the productive capacity of assets in service or extend their useful lives are capitalized and depreciated. Expenditures for maintenance and repairs of assets in service are charged to Cost of services and products or Selling, general and administrative expense, as applicable. Retirements and disposals of assets are recorded by removing the original cost of the asset (along with the related accumulated depreciation) from plant in service and charging it, together with removal cost less any salvage realized, to (Gain) loss on asset disposals and exchanges, net.

Costs of developing new information systems are capitalized and amortized over their expected economic useful lives.

Depreciation	Depreciation is provided using the straight-line method over the estimated useful life of the assets. TDS depreciates leasehold improvement assets associated with leased properties over periods ranging from one to thirty years; such periods approximate the shorter of the assets' economic lives or the specific lease terms. Useful lives of specific assets are reviewed throughout the year to determine if changes in technology or other business changes would warrant accelerating the depreciation of those specific assets. U.S. Cellular and TDS Telecom did not materially change the useful lives of their property, plant and equipment in 2011, 2010 or 2009.
Impairment of Long-lived Assets

TDS reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the assets might be impaired. The impairment test for tangible long-lived assets is a two-step process. The first step compares the carrying value of the asset (or asset group) with the estimated undiscounted cash flows over the remaining asset (or asset group) life. If the carrying value of the asset (or asset group) is greater than the undiscounted cash flows, the second step of the test is performed to measure the amount of impairment loss. The second step compares the carrying value of the asset to its estimated fair value. If the carrying value exceeds the estimated fair value (less cost to sell), an impairment loss is recognized for the difference.

Quoted market prices in active markets are the best evidence of fair value of a tangible long-lived asset and are used when available. If quoted market prices are not available, the estimate of fair value is based on the best information available, including prices for similar assets and the use of other valuation techniques. A present value analysis of cash flow scenarios is often the best available valuation technique. The use of this technique involves assumptions by management about factors that are uncertain including future cash flows, the appropriate discount rate, and other inputs. Different assumptions for these inputs could create materially different results.

Agent Liabilities

U.S. Cellular has relationships with agents, which are independent businesses that obtain customers for U.S. Cellular. At December 31, 2011 and 2010, U.S. Cellular had accrued $75.3 million and $71.3 million, respectively, for amounts due to agents. This amount is included in Other current liabilities in the Consolidated Balance Sheet.

Other Assets and Deferred Charges

Other assets and deferred charges include legal and other charges related to various borrowing instruments, and are amortized over the respective term of each instrument. The amounts for deferred charges included in the Consolidated Balance Sheet at December 31, 2011 and 2010 are shown net of accumulated amortization of $25.2 million and $26.0 million, respectively.

Asset Retirement Obligations

U.S. Cellular operates cell sites, retail stores and office spaces in its operating markets. A majority of these sites, stores and office spaces are leased. Most of these leases contain terms which require or may require U.S. Cellular to return the leased property to its original condition at the lease expiration date.

TDS Telecom owns poles, wires, and cables and certain buildings and leases data center and office space and property used for housing central office switching equipment and fiber cable. These assets and leases often have removal or remediation requirements associated with them. For example, TDS Telecom's poles, wires, and cables are often located on property that is not owned by TDS Telecom and are often subject to the provisions of easements, permits, or leasing arrangements. Pursuant to the terms of the permits, easements, or leasing arrangements, TDS Telecom is often required to remove these assets and return the property to its original condition at some defined date in the future.

TDS accounts for asset retirement obligations related to the provisions of the arrangements described above by recording the fair value of a liability for legal obligations associated with an asset retirement in the period in which the obligations are incurred. At the time the liability is incurred, TDS records a liability equal to the net present value of the estimated cost of the asset retirement obligation and increases the carrying amount of the related long-lived asset by an equal amount. The liability is accreted to its present value over a period ending with the estimated settlement date of the respective asset retirement obligation. The carrying amount of the long-lived asset is depreciated over the useful life of the asset. Upon settlement of the obligation, any difference between the cost to retire the asset and the recorded liability (including accretion of discount) is recognized in the Consolidated Statement of Operations.

Treasury Shares	Common Shares and Special Common Shares repurchased by TDS are recorded at cost as treasury shares and result in a reduction of equity. Treasury shares are reissued as part of TDS’ stock-based compensation programs. When treasury shares are reissued, TDS determines the cost using the first-in, first-out cost method. The difference between the cost of the treasury shares and reissuance price is included in Capital in excess of par value or Retained earnings. On January 13, 2012, TDS shareholders approved a Share Consolidation Amendment to the Restated Certificate of Incorporate of TDS whereby each Special Common Share was reclassified as one Common Share on a one-for-one basis and each Common Share was reclassified as 1.087 Common Shares. See Note 21—Subsequent Events for additional information.
Revenue Recognition

U.S. Cellular

Revenues from wireless operations consist primarily of:

  Charges for access, airtime, roaming, long distance, data and other value added services provided to U.S. Cellular's retail customers and to end users through third-party resellers;
  Charges to carriers whose customers use U.S. Cellular's systems when roaming;
  Sales of equipment and accessories;
  Amounts received from the Universal Service Fund (“USF”) in states where U.S. Cellular has been designated an Eligible Telecommunications Carrier (“ETC”); and
  Redemptions of loyalty reward points for products or services.

Revenues related to wireless services and other value added services are recognized as services are rendered. Revenues billed in advance or in arrears of the services being provided are estimated and deferred or accrued, as appropriate.

Revenues from sales of equipment and accessories are recognized when title and risk of loss passes to the agent or end-user customer.

In October 2009, the FASB issued Accounting Standards Update No. 2009-13, Multiple Deliverable Revenue Arrangements—a consensus of FASB Emerging Issues Task Force ("ASU 2009-13"). ASU 2009-13 provides for less restrictive separation criteria that must be met for a deliverable to be considered a separate unit of accounting. Additionally, under this Standard, there is a hierarchy for determining the selling price of a unit of accounting and consideration must be allocated using a relative-selling price method. U.S. Cellular was required to adopt the provisions of ASU 2009-13 on January 1, 2011, however elected to adopt the provisions as of October 1, 2010 on a retroactive basis to January 1, 2010. The adoption of ASU 2009-13 on October 1, 2010 had no impact on any previously reported financial statement amounts for 2010 interim periods.

U.S. Cellular allocates revenue to each element of these service offerings accounted for under ASU 2009-13 using the relative selling price method. Under this method, arrangement consideration, which consists of the amounts billed to the customer net of any cash-based discounts, are allocated to each element on the basis of their relative selling price, on a stand-alone basis. Such stand-alone selling price is determined in accordance with the following hierarchy:

  U.S. Cellular-specific objective evidence of stand-alone selling price, if available; otherwise
  Third-party evidence of selling price, if it is determinable; otherwise
  A best estimate of stand-alone selling price.

U.S. Cellular estimates stand-alone selling prices of the elements of its service offerings as follows:

  Wireless services – Based on the actual selling price U.S. Cellular offers when such plan is sold on a stand-alone basis, or if the plan is not sold on a stand-alone basis, U.S. Cellular's estimate of the price of such plan based on similar plans that are sold on a stand-alone basis.
  Wireless devices – Based on the selling price of the respective wireless device when it is sold on a stand-alone basis.
  Phone Replacement – Based on U.S. Cellular's estimate of the price of this service if it were sold on a stand-alone basis, which was calculated by estimating the cost of this program plus a reasonable margin.
  Loyalty reward points – By estimating the retail price of the products and services for which points may be redeemed and dividing such amount by the number of loyalty points required to receive such products and services. This is calculated on a weighted average basis and requires U.S. Cellular to estimate the percentage of loyalty points that will be redeemed for each product or service.

U.S. Cellular follows the deferred revenue method of accounting for its loyalty reward program. Under this method, revenue allocated to loyalty reward points is fully deferred as U.S. Cellular does not have sufficient historical data in which to estimate any portion of loyalty reward points that will not be redeemed. Revenue is recognized at the time of customer redemption or when such points have been depleted via a maintenance charge. U.S. Cellular periodically reviews and will revise the redemption and depletion rates as appropriate based on history and related future expectations.

The adoption of ASU 2009-13 required U.S. Cellular to defer the recognition of revenue related to amounts billed to customers that are attributed to loyalty reward points, and therefore impacted the timing of revenue recognition related to such service offerings. As of December 31, 2011 and 2010, $38.9 million and $7.1 million of revenue are deferred, respectively, related to loyalty reward points outstanding as of these dates. These amounts are recorded in Customer deposits and deferred revenues (a current liability account) in the Consolidated Balance Sheet, as customers may redeem their reward points within the current period.

Cash-based discounts and incentives, including discounts to customers who pay their bills through the use of on-line bill payment methods, are recognized as a reduction of Operating revenues concurrently with the associated revenue, and are allocated to the various products and services in the bundled offering based on their respective relative selling price.

In order to provide better control over wireless device quality, U.S. Cellular sells wireless devices to agents. U.S. Cellular pays rebates to agents at the time an agent activates a new customer or retains an existing customer in a transaction involving a wireless device. U.S. Cellular accounts for these rebates by reducing revenues at the time of the wireless device sale to the agent rather than at the time the agent activates a new customer or retains a current customer. Similarly, U.S. Cellular offers certain wireless device sales rebates and incentives to its retail customers and records the revenue net of the corresponding rebate or incentive. The total potential rebates and incentives are reduced by U.S. Cellular's estimate of rebates that will not be redeemed by customers based on historical experience of such redemptions.

Activation fees charged with the sale of service only, where U.S. Cellular does not also sell a wireless device to the customer, are deferred and recognized over the average customer life. U.S. Cellular defers recognition of a portion of commission expenses related to these activations in the amount of deferred activation fee revenues. This method of accounting provides for matching of revenues and direct incremental costs associated with such activations within each reporting period. GAAP requires that activation fees charged with the sale of equipment and service to be allocated to the equipment and service based upon the relative selling prices of each item. This generally results in the recognition of the activation fee as additional wireless device revenue at the time of sale.

ETC revenues recognized in the reporting period represent the amounts which U.S. Cellular is entitled to receive for such period, as determined and approved in connection with U.S. Cellular's designation as an ETC in various states.

TDS Telecom

Revenue from wireline operations consist primarily of charges for:

  The provision of local telephone exchange service;
  Compensation for carrying interstate and intrastate long-distance voice and data traffic on TDS Telecom's local telephone networks, including compensation from Universal Service Funds;
  Leasing, selling, installing and maintaining customer premise equipment;
  Providing broadband services;
  Providing hosted voice over internet protocol (“VoIP”) solutions and other hosted services to business;
  Reselling long-distance services;
  Providing Hosted and Managed Services; and
  Selling digital broadcast satellite and terrestrial video service.

Revenues are recognized as services are rendered. Activation fees charged are deferred and recognized over the average customer's service period.

TDS Telecom offers some products and services that are provided by third-party vendors, primarily satellite television service. TDS records satellite television service revenue on a net basis.

TDS Telecom offers discounts and incentives to customers who receive certain groupings of products and services (bundled arrangements).  These discounts are recognized concurrently with the associated revenue and are allocated to the various products and services in the bundled offering based on their relative selling prices.

Discounts and cash incentives offered by TDS Telecom that are given directly to customers are recorded in the financial statements as a reduction of Operating revenues.

TDS Telecom's ILECs participate in revenue pools with other telephone companies for interstate revenue and for certain intrastate revenue. Such pools are funded by long distance revenue and/or access charges within state jurisdictions and by access charges in the interstate market. Revenues earned through the various pooling processes are recorded based on estimates following the National Exchange Carrier Association's rules as approved by the FCC.

Amounts Collected from Customers and Remitted to Governmental Authorities

TDS records amounts collected from customers and remitted to governmental authorities net within a tax liability account if the tax is assessed upon the customer and TDS merely acts as an agent in collecting the tax on behalf of the imposing governmental authority. If the tax is assessed upon TDS, then amounts collected from customers as recovery of the tax are recorded in Operating revenues and amounts remitted to governmental authorities are recorded in Selling, general and administrative expenses in the Consolidated Statement of Operations. The amounts recorded gross in revenues that are billed to customers and remitted to governmental authorities totaled $141.3 million, $154.0 million and $124.3 million for 2011, 2010 and 2009, respectively.

Advertising Costs	TDS expenses advertising costs as incurred. Advertising costs totaled $267.7 million, $273.0 million and $265.2 million in 2011, 2010 and 2009, respectively.
Income Taxes

TDS files a consolidated federal income tax return. Deferred taxes are computed using the liability method, whereby deferred tax assets are recognized for future deductible temporary differences and operating loss carryforwards, and deferred tax liabilities are recognized for future taxable temporary differences. Both deferred tax assets and liabilities are measured using the tax rates anticipated to be in effect when the temporary differences reverse. Temporary differences are the differences between the reported amounts of assets and liabilities and their tax bases. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment. Deferred tax assets are reduced by a valuation allowance when it is more likely than not that some portion or all of the deferred tax assets will not be realized. TDS evaluates income tax uncertainties, assesses the probability of the ultimate settlement with the applicable taxing authority and records an amount based on that assessment.

Stock-Based Compensation

TDS has established long-term incentive plans, dividend reinvestment plans, a Non-Employee Director compensation plan, and previously had an employee stock purchase plan before this was terminated in the fourth quarter of 2011. See Note 17—Stock-based Compensation for additional information. These plans are considered compensatory plans; therefore, recognition of compensation costs for grants made under these plans is required. The dividend reinvestment plan of TDS is not considered a compensatory plan and, therefore, recognition of compensation costs for grants made under this plan is not required.

TDS values its share-based payment transactions using a Black-Scholes valuation model. Stock-based compensation cost recognized during the period is based on the portion of the share-based payment awards that are ultimately expected to vest. Accordingly, stock-based compensation cost recognized has been reduced for estimated forfeitures. Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Pre-vesting forfeitures and expected life are estimated based on historical experience related to similar awards, giving consideration to the contractual terms of the stock-based awards, vesting schedules and expectations of future employee behavior. TDS believes that its historical experience provides the best estimates of future pre-vesting forfeitures and future expected life. The expected volatility assumption is based on the historical volatility of TDS' common stock over a period commensurate with the expected life. The dividend yield assumption is equal to the dividends declared in the most recent year as a percentage of the share price on the date of grant. The risk-free interest rate assumption is determined using the implied yield for zero-coupon U.S. government issues with a remaining term that approximates the expected life of the stock options.

Compensation cost for stock option awards is recognized over the respective requisite service period of the awards, which is generally the vesting period, on a straight-line basis for each separate vesting portion of the awards as if the awards were, in-substance, multiple awards (graded vesting attribution method).

Operating Leases

TDS is a party to various lease agreements for office space, retail sites, cell sites and equipment that are accounted for as operating leases. Certain leases have renewal options and/or fixed rental increases. Renewal options that are reasonably assured of exercise are included in determining the lease term. TDS accounts for certain operating leases that contain rent abatements, lease incentives and/or fixed rental increases by recognizing lease revenue and expense on a straight-line basis over the lease term.

Recent Accounting Pronouncements

On May 12, 2011, the FASB issued Accounting Standards Update (“ASU”) 2011-04, Fair Value Measurement (Topic 820):  Amendments to Achieve Common Fair Value Measurement and Disclosure.  Although TDS does not currently have any financial assets or liabilities that are required to be recorded at fair value in its Consolidated Balance Sheet in accordance with GAAP, certain assets and liabilities are disclosed at fair value (see Note 4—Fair Value Measurements).  Under ASU 2011-04, for these instruments, TDS will be required to disclose, in a tabular format, the level within the fair value hierarchy that each of these assets and liabilities are measured.  TDS is required to adopt the provisions of ASU 2011-04 effective January 1, 2012.  Early adoption is prohibited.  The adoption of ASU 2011-04 is not expected to have a significant impact on TDS' financial position or results of operations.

On June 16, 2011, the FASB issued ASU 2011-05, Comprehensive Income (Topic 220):  Presentation of Comprehensive Income.  ASU 2011-05 amends how Other Comprehensive Income (“OCI”) is presented in the financial statements.  Under this standard, the Statement of Operations and OCI can be presented either continuously in a Statement of Comprehensive Income or in two separate but consecutive statements.  ASU 2011-05 also required entities to present reclassification adjustments by component in both the statement where net income is presented and the statement where OCI is presented. On December 23, 2011, the FASB issued ASU 2011-12, Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05. ASU 2011-12 defers the effective date pertaining to reclassification adjustments out of accumulated other comprehensive income in ASU 2011-05. TDS is required to adopt the revised provisions of ASU 2011-05 effective January 1, 2012. TDS currently provides this information in two separate statements.  The adoption of ASU 2011-05 is not expected to have an impact on TDS' financial position or results of operations.

On September 15, 2011, the FASB issued ASU 2011-08, Intangibles—Goodwill and Other (Topic 350): Testing Goodwill for Impairment. ASU 2011-08 is intended to reduce the cost and complexity of the annual goodwill impairment test by providing entities an option to perform a “qualitative” assessment to determine whether further impairment testing is necessary. TDS is required to adopt the provisions of ASU 2011-08 effective January 1, 2012. Early adoption is permitted. The adoption of ASU 2011-08 is not expected to have a significant impact on TDS' financial position or results of operations.

Variable Interest Entities

From time to time, the FCC conducts auctions through which additional spectrum is made available for the provision of wireless services. U.S. Cellular, TDS' subsidiary, participated in spectrum auctions indirectly through its interests in Aquinas Wireless, King Street Wireless, Barat Wireless and Carroll Wireless, collectively, the “limited partnerships.” Each limited partnership participated in and was awarded spectrum licenses in one of four separate spectrum auctions (FCC Auctions 78, 73, 66 and 58). Each limited partnership qualified as a “designated entity” and thereby was eligible for bidding credits with respect to licenses purchased in accordance with the rules defined by the FCC for each auction. In most cases, the bidding credits resulted in a 25% discount from the gross winning bid.

The power to direct the activities of Aquinas Wireless, King Street Wireless, Barat Wireless and Carroll Wireless that most significantly impact their economic performance is shared. Specifically, the general partner of each of these VIEs has the exclusive right to manage, operate and control the limited partnerships and make all decisions to carry on the business of the partnerships; however, the general partner of each partnership needs consent of the limited partner, a TDS subsidiary, to sell or lease certain licenses, to make certain large expenditures, admit other partners or liquidate the limited partnerships. Although the power to direct the activities of the VIEs is shared, TDS has a disproportionate level of exposure to the variability associated with the economic performance of the VIEs, indicating that TDS is the primary beneficiary of the VIEs in accordance with GAAP. Accordingly, these VIEs are consolidated.

TDS has a variable interest in Airadigm as a result of a secured loan to Airadigm and the equity interest it holds in Airadigm. TDS has the power to direct the activities that most significantly impact Airadigm's economic performance and the obligation to absorb losses or the right to receive benefits that could potentially be significant to Airadigm, indicating that TDS is the primary beneficiary of Airadigm in accordance with GAAP. In addition, TDS has a majority voting interest in Airadigm. Accordingly, Airadigm is consolidated. See Note 8—Acquisitions, Divestitures and Exchanges for additional information about Airadigm.

Legal proceedings

TDS is involved or may be involved from time to time in legal proceedings before the FCC, other regulatory authorities, and/or various state and federal courts. If TDS believes that a loss arising from such legal proceedings is probable and can be reasonably estimated, an amount is accrued in the financial statements for the estimated loss. If only a range of loss can be determined, the best estimate within that range is accrued; if none of the estimates within that range is better than another, the low end of the range is accrued. The assessment of the expected outcomes of legal proceedings is a highly subjective process that requires judgments about future events. The legal proceedings are reviewed at least quarterly to determine the adequacy of accruals and related financial statement disclosures. Although TDS does not believe that the amount of any contingent loss in excess of the amounts accrued would be material, the ultimate outcomes of legal proceedings could differ materially from amounts accrued in the financial statements.

Summary of Significant Accounting Policies and Recent Accounting Pronouncements (Table)	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
Accounts receivable, allowance for doubtful accounts receivable
Year Ended December 31,	2011	2010	2009
(Dollars in thousands)
Beginning balance	$35,007	$37,623	$19,202
Additions, net of recoveries	68,611	83,098	115,989
Deductions	(72,545)	(85,714)	(97,568)
Ending balance	$31,073	$35,007	$37,623

Revision of Prior Period Amounts (Tables)	12 Months Ended
Dec. 31, 2011
Text Block [Abstract]
Revision of prior period amounts
Consolidated Balance Sheet — December 31, 2010
	As previously
(Dollars in thousands)	reported (1)	Adjustment	Revised

Cash and cash equivalents	$368,134	$(26,451)	$341,683
Total current assets	1,596,675	(26,451)	1,570,224
Total assets	7,722,568	(26,451)	7,696,117
Accounts payable	344,355	(26,451)	317,904
Total current liabilities	812,223	(26,451)	785,772
Total liabilities and equity	7,722,568	(26,451)	7,696,117

Consolidated Statement of Cash Flows — Year Ended December 31, 2010

	As previously
(Dollars in thousands)	reported (1)	Adjustment	Revised

Change in Accounts payable	$(4,016)	$(43,743)	$(47,759)
Change in Other assets and liabilities	95,470	(1,995)	93,475
Cash flows from operating activities	1,121,945	(45,738)	1,076,207
Cash used for additions to property, plant and equipment	(755,032)	15,810	(739,222)
Cash flows used in investing activities	(1,223,848)	15,810	(1,208,038)
Net increase (decrease) in cash
and cash equivalents	(302,858)	(29,928)	(332,786)

Consolidated Statement of Cash Flows — Year Ended December 31, 2009

	As previously
(Dollars in thousands)	reported (1)	Adjustment	Revised

Change in Accounts payable	$29,646	$(6,548)	$23,098
Change in Other assets and liabilities	(44,896)	1,308	(43,588)
Cash flows from operating activities	1,102,594	(5,240)	1,097,354
Cash used for additions to property, plant and equipment	(671,165)	13,348	(657,817)
Cash flows used in investing activities	(781,446)	13,348	(768,098)
Net increase (decrease) in cash
and cash equivalents	(106,317)	8,108	(98,209)

  In Current Report on Form 8-K filed on November 16, 2011.

Noncontrolling Interests (Tables)	12 Months Ended
Dec. 31, 2011
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Change Due to Net Income Attributable to Parent and Effects of Changes, Net [Abstract]
Noncontrolling interests
Year Ended December 31,	2011	2010	2009

(Dollars in thousands)
Net income attributable to TDS shareholders	$200,566	$144,849	$191,347
Transfer (to) from the noncontrolling interests
Change in TDS' Capital in excess of par value from
U.S. Cellular's issuance of U.S. Cellular shares	(8,555)	(7,180)	(4,709)
Change in TDS' Capital in excess of par value from
U.S. Cellular's repurchase of U.S. Cellular shares	(7,723)	(2,964)	182
Purchase of ownership in subsidiary from noncontrolling interest	—	(3,510)	(105)
Net transfers (to) from noncontrolling interests	(16,278)	(13,654)	(4,632)
Change from net income attributable to TDS shareholders and
transfers (to) from noncontrolling interests	$184,288	$131,195	$186,715

Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2011
Disclosure Text Block
Fair value measurements
	December 31,		December 31,
	2011		2010
	Book Value	Fair Value	Book Value	Fair Value
(Dollars in thousands)
Cash and cash equivalents (1)	$563,275	$563,275	$341,683	$341,683
Short-term investments (2)(3)
Certificates of deposit	27,444	27,444	97,270	97,270
Government-backed securities (4)	218,829	218,829	305,612	305,612
Long-term investments (2)(5)
Government-backed securities (4)	45,138	45,310	102,185	102,325
Long-term debt (6)	1,525,648	1,586,858	1,495,461	1,482,181

  In preparing its Consolidated Statement of Cash Flows for the year ended December 31, 2011, TDS discovered certain errors related to the classification of outstanding checks with the right of offset. This error resulted in the misstatement of Cash for the year ended December 31, 2010. The amounts herein have been revised to reflect the proper amounts. See Note 2 — Revision of Prior Period Amounts for additional information.

  Designated as held-to-maturity investments and are recorded at amortized cost in the Consolidated Balance Sheet.

  Maturities are less than twelve months from the respective balance sheet dates.

  Includes U.S. treasuries and corporate notes guaranteed under the Federal Deposit Insurance Corporation's Temporary Liquidity Guarantee Program.

  Maturities range between 15 and 21 months from the balance sheet date.

  Excludes capital lease obligations and current portion of Long-term debt.

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income taxes receivable
December 31,	2011	2010
(Dollars in thousands)
Federal income taxes receivable	$77,238	$56,109
State income taxes receivable	8,398	8,876
	$85,636	$64,985

Income tax expense
Year Ended December 31,	2011	2010	2009
(Dollars in thousands)
Current
Federal	$(94,627)	$24,329	$92,303
State	5,583	(5,532)	7,222
Deferred
Federal	214,722	67,466	28,451
State	(12,175)	8,925	7,563
	$113,503	$95,188	$135,539

Income tax reconciliation
Year Ended December 31,	2011		2010		2009
	Amount	Rate	Amount	Rate	Amount	Rate
(Dollars in millions)
Statutory federal income tax expense and rate	$127.3	35.0%	$100.0	35.0%	$134.9	35.0%
State income taxes, net of federal benefit (1)	(20.3)	(5.6)	2.7	1.0	5.8	1.5
Effect of noncontrolling interests	(3.0)	(0.8)	(4.0)	(1.4)	(4.0)	(1.0)
Correction of deferred taxes (2)	5.4	1.5	—	—	—	—
Other differences, net	4.1	1.1	(3.5)	(1.3)	(1.2)	(0.3)
Total income tax expense and rate	$113.5	31.2%	$95.2	33.3%	$135.5	35.2%

  Net state income tax benefit is a result of changes in the valuation allowance. These changes primarily relate to the ability to utilize net operating losses as a result of state income tax law changes.

  TDS recorded an immaterial adjustment to correct deferred tax balances related to a difference in the tax basis in certain partnership investments for errors occurring prior to 2009.

Temporary income tax differences
December 31,	2011	2010
(Dollars in thousands)
Noncurrent deferred tax assets
Net operating loss ("NOL") carryforwards	$103,709	$80,109
Stock-based compensation	46,410	40,777
Other	51,457	63,016
	201,576	183,902
Less valuation allowance	(48,714)	(69,579)
Total noncurrent deferred tax assets	152,862	114,323
Noncurrent deferred tax liabilities
Property, plant and equipment	608,669	426,305
Licenses/intangibles	224,817	194,943
Partnership investments	123,898	74,634
Other	4,191	7,533
Total noncurrent deferred tax liabilities	961,575	703,415
Net noncurrent deferred income tax liability	$808,713	$589,092

Income tax unrecognized benefits summary
	2011	2010	2009
(Dollars in thousands)
Unrecognized tax benefits balance at January 1,	$34,002	$45,034	$39,234
Additions for tax positions of current year	4,369	5,271	5,349
Additions for tax positions of prior years	171	179	4,362
Reductions for tax positions of prior years	(1,973)	(3,517)	(3,855)
Reductions for settlements of tax positions	(976)	(12,549)	—
Reductions for lapses in statutes of limitations	(6,752)	(416)	(56)
Unrecognized tax benefits balance at December 31,	$28,841	$34,002	$45,034

Deferred tax valuation allowance
	2011 (1)	2010	2009
(Dollars in thousands)
Balance at January 1,	$71,014	$63,870	$78,760
Charged to costs and expenses	(28,511)	(293)	(13,762)
Charged to other accounts	7,183	7,437	(1,128)
Balance at December 31,	$49,686	$71,014	$63,870

  As of December 31, 2011, the valuation allowance reduced current deferred tax assets by $1.0 million and noncurrent deferred tax assets by $48.7 million.

Variable Interest Entities VIEs (Tables)	12 Months Ended
Dec. 31, 2011
Variable Interest Entities VIEs
Consolidated VIE assets and liabilities
December 31,	2011	2010
(Dollars in thousands)
Assets
Cash	$13,299	$1,673
Other current assets	3,719	323
Intangible assets	501,829	487,962
Property, plant and equipment	27,642	1,548
Other assets and deferred charges	3,612	—
Total assets	$550,101	$491,506

Liabilities
Current liabilities	$5,944	$95
Deferred liabilities and credits	5,481	—
Total liabilities	$11,425	$95

Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Earnings per share
Year Ended December 31,	2011	2010	2009
(Dollars and shares in thousands, except earnings per share)
Basic earnings per share attributable to TDS shareholders
Net income available to common shareholders
of TDS used in basic earnings per share	$200,516	$144,799	$191,296

Adjustments to compute diluted earnings
Noncontrolling interest adjustment (1)	(795)	(512)	(442)
Preferred dividend adjustment (2)	49	49	49
Net income available to common shareholders of TDS
used in diluted earnings per share	$199,770	$144,336	$190,903

Weighted average number of shares used in
basic earnings per share
Common Shares	101,471	102,947	107,318
Series A Common Shares	7,091	7,069	7,036
Total	108,562	110,016	114,354

Effects of dilutive securities:
Stock options	265	230	39
Restricted stock units	213	195	135
Preferred shares	60	48	44
Weighted average number of shares used in
diluted earnings per share	109,100	110,489	114,572

Basic earnings per share attributable to TDS shareholders	$1.85	$1.32	$1.67

Diluted earnings per share attributable to TDS shareholders	$1.83	$1.31	$1.67

  The noncontrolling interest adjustment reflects the additional noncontrolling share of U.S. Cellular's income computed as if all of U.S. Cellular's issuable securities were outstanding.

  The preferred dividend adjustment reflects the dividend reduction related to preferred securities that were dilutive, and therefore treated as if converted for shares.

Summary of antidilutive shares
(Shares in thousands)	2011	2010	2009

Stock options	3,779	4,076	4,876

Restricted stock units	149	88	105

Convertible preferred shares	—	—	—

Acquisitions Divestitures and Exchanges (Tables)	12 Months Ended
Dec. 31, 2011
Business Acquisition Purchase Price Allocation [Abstract]
Acquisitions, Divestitures and Exchanges
		Allocation of Purchase Price
	Purchase price (1)	Goodwill (2)	Licenses	Intangible assets subject to amortization (3)	Net tangible assets (liabilities)
(Dollars in thousands)

2011
U.S. Cellular licenses	$4,406	$—	$4,406	$—	$—
U.S. Cellular business (4)(5)	24,572	—	15,592	2,252	6,728
TDS Telecom ILEC business	95,865	68,107	—	28,300	(542)
Non-Reportable segment business	983	515	15,220	3,194	(17,946)
Total	$125,826	$68,622	$35,218	$33,746	$(11,760)

2010
U.S. Cellular licenses	$17,101	$—	$17,101	$—	$—
TDS Telecom ILEC businesses	65,709	15,156	—	14,832	35,721
Total	$82,810	$15,156	$17,101	$14,832	$35,721

  Cash amounts paid for acquisitions may differ from the purchase price due to cash acquired in the transactions and the timing and amounts of cash payments related to the respective transactions.

  $0.7 million and $9.8 million of the goodwill was amortizable for income tax purposes in 2011 and 2010, respectively.

  The weighted average amortization period for Intangible assets subject to amortization acquired in 2011 was 8 years.

  Includes only the acquired interest and does not include amounts attributable to U.S. Cellular's pre-existing noncontrolling interest described above in this Note 8.

  Licenses, Intangible assets subject to amortization and a portion of Net tangible assets (liabilities) are included in amounts reported as Assets held for sale in the Consolidated Balance Sheet.

Licenses and Goodwill (Tables)	12 Months Ended
Dec. 31, 2011
Licenses
Licenses
Licenses

	U.S.		Non-Reportable
(Dollars in thousands)	Cellular (1)	TDS Telecom	segment (2)	Total

Balance December 31, 2010	$1,457,326	$2,800	$—	$1,460,126
Acquisitions (3)	4,406	—	15,220	19,626
Exchanges	11,842	—	—	11,842
Other	2,420	—	—	2,420
Balance December 31, 2011	$1,475,994	$2,800	$15,220	$1,494,014

Balance December 31, 2009	$1,440,225	$2,800	$—	$1,443,025
Acquisitions	17,101	—	—	17,101
Balance December 31, 2010	$1,457,326	$2,800	$—	$1,460,126

  Prior to January 1, 2009, TDS accounted for U.S. Cellular's share repurchases as step acquisitions, allocating a portion of the share repurchase value to TDS licenses and goodwill, as required by GAAP in effect at that time. Consequently, U.S. Cellular's licenses, goodwill and accumulated impairment losses reported on a stand-alone basis do not match the TDS consolidated licenses, goodwill and accumulated impairment losses related to U.S. Cellular.

  ''Non-Reportable segment'' consists of amounts related to Suttle-Straus and Airadigm. See Note 8 — Acquisitions, Divestitures and Exchanges for additional information related to Airadigm.

  Does not include amounts reported as Assets held for sale in the Consolidated Balance Sheet.

  Remaining goodwill at TDS Telecom is attributed to the ILEC business segment.

  Amount reclassified from Investments in unconsolidated entities to Goodwill in 2010.

Goodwill
Goodwill
Goodwill

	U.S.	TDS	Non-Reportable
(Dollars in thousands)	Cellular (1)	Telecom (4)	segment (2)	Total

Assigned value at time of acquisition	$622,681	$465,312	$3,802	$1,091,795
Accumulated impairment losses in prior periods	(333,900)	(29,440)	—	(363,340)
Balance December 31, 2010	288,781	435,872	3,802	728,455
Acquisitions	—	68,107	515	68,622
Balance December 31, 2011	$288,781	$503,979	$4,317	$797,077

Assigned value at time of acquisition	$617,222	$450,156	$3,802	$1,071,180
Accumulated impairment losses in prior periods	(333,900)	(29,440)	—	(363,340)
Balance December 31, 2009	283,322	420,716	3,802	707,840
Acquisitions	—	15,156	—	15,156
Other (5)	5,459	—	—	5,459
Balance December 31, 2010	$288,781	$435,872	$3,802	$728,455

  Prior to January 1, 2009, TDS accounted for U.S. Cellular's share repurchases as step acquisitions, allocating a portion of the share repurchase value to TDS licenses and goodwill, as required by GAAP in effect at that time. Consequently, U.S. Cellular's licenses, goodwill and accumulated impairment losses reported on a stand-alone basis do not match the TDS consolidated licenses, goodwill and accumulated impairment losses related to U.S. Cellular.

  ''Non-Reportable segment'' consists of amounts related to Suttle-Straus and Airadigm. See Note 8 — Acquisitions, Divestitures and Exchanges for additional information related to Airadigm.

  Does not include amounts reported as Assets held for sale in the Consolidated Balance Sheet.

  Remaining goodwill at TDS Telecom is attributed to the ILEC business segment.

  Amount reclassified from Investments in unconsolidated entities to Goodwill in 2010.

Investment in Unconsolidated Entities (Tables)	12 Months Ended
Dec. 31, 2011
Equity Method Investment, Summarized Financial Information [Abstract]
Equity and cost method investments
December 31,	2011	2010
(Dollars in thousands)
Equity method investments:
Capital contributions, loans and advances	$25,067	$34,171
Cumulative share of income	958,635	889,039
Cumulative share of distributions	(825,261)	(740,557)
	158,441	182,653
Cost method investments	15,269	15,269
Total investments in unconsolidated entities	$173,710	$197,922

Equity method investments, summarized results of operations
Year Ended December 31,	2011	2010	2009
(Dollars in thousands)
Results of Operations
Revenues	$5,540,220	$4,971,525	$4,815,258
Operating expenses	4,301,758	3,567,131	3,437,201
Operating income	1,238,462	1,404,394	1,378,057
Other income (expense)	960	36,168	41,802
Net income	$1,239,422	$1,440,562	$1,419,859

Equity method investments, summarized financial position
December 31,	2011	2010
(Dollars in thousands)
Assets
Current	$435,732	$424,965
Due from affiliates	199,167	396,201
Property and other	1,988,331	2,015,959
	$2,623,230	$2,837,125
Liabilities and Equity
Current liabilities	$304,742	$278,837
Deferred credits	82,371	73,496
Long-term liabilities	36,056	38,225
Long-term capital lease obligations	234	43,657
Partners’ capital and stockholders’ equity	2,199,827	2,402,910
	$2,623,230	$2,837,125

Property, Plant and Equpment (Tables)	12 Months Ended
Dec. 31, 2011
U.S. Cellular
Property, Plant and Equipment [Line Items]
Property, plant and equipment
	Useful Lives
December 31,	(Years)	2011	2010
(Dollars in thousands)
Land	N/A	$30,807	$26,791
Buildings	20	330,925	317,474
Leasehold and land improvements	1-30	1,129,818	1,048,278
Cell site equipment	6-25	2,874,397	2,676,878
Switching equipment	1-8	1,113,780	991,934
Office furniture and equipment	3-5	570,776	520,756
Other operating assets and equipment	5-25	127,253	120,586
System development	3-7	545,193	471,334
Work in process	N/A	285,500	166,506
		7,008,449	6,340,537
Accumulated depreciation and amortization		(4,218,147)	(3,766,015)
		$2,790,302	$2,574,522

TDS Telecom
Property, Plant and Equipment [Line Items]
Property, plant and equipment
	Useful Lives
December 31,	(Years)	2011	2010
(Dollars in thousands)
Land	N/A	$9,004	$9,603
Buildings	30	135,883	98,664
Cable and wire	15-20	1,410,706	1,375,204
Network electronic equipment	5-12	1,065,504	1,041,891
Office furniture and equipment	5-10	74,547	71,748
Other equipment	10-15	114,788	94,859
System development	3-7	165,812	157,824
Work in process	N/A	88,924	64,834
		3,065,168	2,914,627
Accumulated depreciation and amortization		(2,128,411)	(2,004,676)
		$936,757	$909,951

Corporate and Non-Reportable segment
Property, Plant and Equipment [Line Items]
Property, plant and equipment
December 31,	2011	2010
(Dollars in thousands)
Property, plant and equipment	$123,979	$96,177
Accumulated depreciation and amortization	(66,503)	(62,866)
Total	$57,476	$33,311

Asset Retirement Obligation (Tables)	12 Months Ended
Dec. 31, 2011
Asset Retirement Obligation [Abstract]
Asset retirement obligations
			Non-
	U.S.	TDS	Reportable	TDS
(Dollars in thousands)	Cellular	Telecom	Segment	Consolidated

2011
Beginning Balance	$128,709	$61,036	$—	$189,745
Additional liabilities accrued	2,105	559	—	2,664
Revisions in estimated cash outflows	5,888	—	—	5,888
Acquisitions of assets	—	140	3,751	3,891
Disposition of assets	(1,323)	(929)	—	(2,252)
Accretion expense	8,023	4,403	55	12,481
Ending Balance	$143,402	$65,209	$3,806	$212,417

2010
Beginning Balance	$118,742	$55,343	$—	$174,085
Additional liabilities accrued	4,757	1,931	—	6,688
Revisions in estimated cash outflows	(1,382)	—	—	(1,382)
Acquisitions of assets	—	63	—	63
Disposition of assets	(2,086)	(324)	—	(2,410)
Accretion expense	8,678	4,023	—	12,701
Ending Balance	$128,709	$61,036	$—	$189,745

Debt (Tables)	12 Months Ended
Dec. 31, 2011
Debt Disclosure [Abstract]
Revolving credit facilities
(Dollars in millions)	TDS	U.S. Cellular
Maximum borrowing capacity	$400.0	$300.0
Letters of credit outstanding	$0.2	$0.2
Amount borrowed	$—	$—
Amount available for use	$399.8	$299.8
Fees on borrowing capacity, rate	0.38%	0.41%
Borrowing rate: One-month London Interbank Offered Rate ("LIBOR") plus contractual spread (1)	0.50%	0.50%
LIBOR	0.30%	0.30%
Contractual spread	0.20%	0.20%
Range of commitment fees (2)
Low	0.20%	0.20%
High	0.45%	0.45%
Fees recognized
2011	$1.5	$1.2
2010	$4.8	$3.8
2009	$7.0	$5.9
Agreement date	December 2010	December 2010
Maturity date	December 2015	December 2015

  Borrowings under the revolving credit facilities bear interest at LIBOR plus a contractual spread based on TDS' credit rating or, at TDS' or U.S. Cellular's option, respectively, an alternate “Base Rate” as defined in the revolving credit agreement. TDS may select a borrowing period of either one, two, three or six months (or other period of twelve months or less if requested by TDS and approved by the lenders). If TDS or U.S. Cellular provides notice of intent to borrow less than three business days in advance of a borrowing, interest on borrowing is at the Base Rate plus the contractual spread.

  The revolving credit facilities have commitment fees based on the senior unsecured debt ratings assigned to TDS and U.S. Cellular by certain ratings agencies.

Long term debt
December 31,				2011	2010
(Dollars in thousands)	Issuance date	Maturity date	Call date (1)
TDS:
Unsecured Senior Notes (2)(3)
6.625%	March 2005	March 2045	March 2010	$116,250	$116,250
6.875%	November 2010	November 2059	November 2015	225,000	225,000
7.0%	March 2011	March 2060	March 2016	300,000	—
Series A Notes
7.6% (4)(5)	December 2001	December 2041	December 2006	—	282,500
Purchase contracts averaging 6.0%		Through 2021		1,097	1,097
Total Parent				642,347	624,847
Subsidiaries:
U.S. Cellular -
Unsecured Senior Notes (2)(3)
6.7%	December 2003 and June 2004	December 2033	December 2003	544,000	544,000
Less: 6.7% Unamortized discount				(9,889)	(10,343)
				534,111	533,657
6.95%	May 2011	May 2060	May 2016	342,000	—
7.5% (6)	June 2004	June 2034	June 2009	—	330,000
Obligation on capital leases				4,336	4,385
TDS Telecom -
Rural Utilities Service ("RUS") and other notes				1,976	2,283
Non-Reportable Segment -
Long-term notes, 4.4% to 6.9%		Through 2016		6,478	6,008
Obligation on capital leases				118	393
Total Subsidiaries				889,019	876,726
Total long-term debt				1,531,366	1,501,573
Less: Current portion of long-term debt				1,509	1,711
Total long-term debt, excluding current portion				$1,529,857	$1,499,862

  TDS may redeem callable notes, in whole or in part at any time after the respective call date, at a redemption price equal to 100% of the principal amount redeemed plus accrued and unpaid interest. U.S. Cellular may redeem the 6.95% Senior Notes, in whole or in part at any time after the call date, at a redemption price equal to 100% of the principal amount redeemed plus accrued and unpaid interest. U.S. Cellular may redeem the 6.7% Senior Notes, in whole or in part, at any time prior to maturity at a redemption price equal to the greater of (a) 100% of the principal amount of such notes, plus accrued and unpaid interest, or (b) the sum of the present values of the remaining scheduled payments of principal and interest thereon discounted to the redemption date on a semi-annual basis at the Treasury Rate plus 30 basis points.

  Interest on the notes is payable quarterly on Senior Notes outstanding at December 31, 2011, with the exception of U.S. Cellular's 6.7% note where interest is payable semi-annually.

  Capitalized debt issuance costs totaled $7.6 million, $9.7 million, and $11.0 million for the TDS 6.875% and 7.0% Senior Notes and the U.S. Cellular 6.95% Senior Notes, respectively. These amounts will be amortized over the life of the respective notes. Such issuance costs are included in Other assets and deferred charges.

  On December 27, 2010, TDS used the net proceeds from the issuance of the 6.875% Senior Notes to redeem $217.5 million of its unsecured 7.6% Series A Notes at a redemption price equal to 100% of the principal amount plus accrued and unpaid interest to the redemption date. As a result, $282.5 million of such unsecured 7.6% Series A Notes remained outstanding on December 31, 2010. This redemption required TDS to write-off to interest expense $5.6 million of previously capitalized debt issuance costs related to the 7.6% Series A Notes in 2010. Remaining issuance costs were included in Other assets and deferred charges at December 31, 2010.

  On May 2, 2011, TDS used substantially all of the net proceeds from the issuance of the 7.0% Senior Notes to redeem $282.5 million of its unsecured 7.6% Series A Notes at a redemption price equal to 100% of the principal amount plus accrued and unpaid interest to the redemption date. This represented the entire outstanding amount of the 7.6% Series A Notes. This redemption required TDS to write-off to interest expense $7.2 million of previously capitalized debt issuance costs related to the 7.6% Series A Notes in 2011.

  On June 20, 2011, U.S. Cellular used substantially all of the net proceeds from the issuance of the 6.95% Senior Notes to redeem $330 million (the entire outstanding amount) of its unsecured 7.5% Senior Notes at a redemption price equal to 100% of the principal amount plus accrued and unpaid interest to the redemption date. This redemption required U.S. Cellular to write-off to interest expense $8.2 million of previously capitalized debt issuance costs related to the 7.5% Senior Notes in 2011.

Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2011
Compensation and Retirement Disclosure [Abstract]
Amounts included in Accumulated other comprehensive income, before tax
December 31,	2011	2010
(Dollars in thousands)
Net prior service costs	$26,173	$29,988
Net actuarial loss	(39,117)	(31,426)
	$(12,944)	$(1,438)

Amounts included in comprehensive income
Year Ended December 31, 2011	Before-Tax	Deferred Income Tax Benefit (Expense)	Net-of-Tax
(Dollars in thousands)
Net actuarial gains (losses)	$(9,625)	$4,787	$(4,838)
Amortization of prior service costs	(3,815)	1,897	(1,918)
Amortization of actuarial losses	1,934	(962)	972
Total gains (losses) recognized
in Comprehensive income	$(11,506)	$5,722	$(5,784)

Year Ended December 31, 2010	Before-Tax	Deferred Income Tax Benefit (Expense)	Net-of-Tax
(Dollars in thousands)
Net actuarial gains (losses)	$1,180	$260	$1,440
Amortization of prior service costs	(3,815)	(840)	(4,655)
Amortization of actuarial losses	2,158	475	2,633
Total gains (losses) recognized
in Comprehensive income	$(477)	$(105)	$(582)

Funded status of post-retirement benefit plans
December 31,	2011	2010
(Dollars in thousands)
Change in benefit obligation
Benefit obligation at beginning of year	$44,270	$42,698
Service cost	1,116	1,175
Interest cost	2,368	2,325
Actuarial (gain) loss	5,158	748
Prescription drug subsidy	263	238
Benefits paid	(3,062)	(2,914)
Benefit obligation at end of year	50,113	44,270
Change in plan assets
Fair value of plan assets at beginning of year	45,023	42,407
Actual return (loss) on plan assets	(971)	5,323
Employer contribution	277	207
Benefits paid	(3,062)	(2,914)
Fair value of plan assets at end of year	41,267	45,023
Funded status	$(8,846)	$753

Fair value of plan assets
December 31, 2011
(Dollars in thousands)	Level 1	Level 2	Level 3	Total
Mutual funds
Bond	$10,098	$—	$—	$10,098
International equity	7,304	—	—	7,304
Money market	2,031	—	—	2,031
US large cap	18,100	—	—	18,100
US small cap	3,723	—	—	3,723
Other	—	—	11	11
Total plan assets at fair value	$41,256	$—	$11	$41,267

December 31, 2010
(Dollars in thousands)	Level 1	Level 2	Level 3	Total
Mutual funds
Bond	$11,552	$—	$—	$11,552
International equity	8,701	—	—	8,701
Money market	2,090	—	—	2,090
US large cap	18,619	—	—	18,619
US small cap	4,030	—	—	4,030
Other	—	—	31	31
Total plan assets at fair value	$44,992	$—	$31	$45,023

Plan asset investment allocation
		Allocation of Plan Assets
		At December 31,
Investment	Target Asset
Category	Allocation	2011	2010
U.S. equities	50%	52.9%	50.3%
International equities	20%	17.7%	19.4%
Debt securities	30%	29.4%	30.3%

Net periodic benefit cost
Year Ended December 31,	2011	2010	2009
(Dollars in thousands)
Service cost	$1,116	$1,175	$2,140
Interest cost on accumulated post-retirement benefit obligation	2,368	2,325	3,616
Expected return on plan assets	(3,496)	(3,395)	(2,800)
Amortization of prior service costs (1)	(3,815)	(3,815)	(801)
Amortization of actuarial losses (2)	1,934	2,158	1,806
Net post-retirement cost	$(1,893)	$(1,552)	$3,961

  Based on straight-line amortization over the average time remaining before active employees become fully eligible for plan benefits.

  Based on straight-line amortization over the average time remaining before active employees retire.

Assumptions used to calculate net periodic benefit cost
December 31,	2011	2010
Benefit obligations
Discount rate	4.70%	5.50%

Net periodic benefit cost
Discount rate	5.50%	5.60%
Expected return on plan assets	8.00%	8.25%

Change in health care cost trend rate
	One Percent
	Increase	Decrease
(Dollars in thousands)
Effect on total service and interest cost components	$25	$(24)
Effect on post-retirement benefit obligation	$488	$(466)

Estimated future post-retirement benefit payments
Estimated Future
Post-Retirement
Year	Benefit Payments
(Dollars in thousands)
2012	$2,455
2013	2,445
2014	2,441
2015	2,374
2016	2,398
2017-2021	16,096

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Commitments And Contingencies Disclosure [Abstract]
Lease commitments
	Operating Leases	Operating Leases	Capital Leases
	Future Minimum	Future Minimum	Future Minimum
	Rental Payments	Rental Receipts	Rental Payments
(Dollars in thousands)
2012	$164,882	$37,278	$666
2013	143,959	30,797	564
2014	116,968	25,078	573
2015	93,553	16,456	582
2016	74,264	6,839	594
Thereafter	784,023	5,894	5,305
Total	$1,377,649	$122,342	8,284
Less: Interest expense			(3,830)
Present value of minimum lease payments			4,454
Less: Current portion of obligations under capital leases			(245)
Long-term portion of obligations under capital leases			$4,209

Common Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2011
Stockholders' Equity Note [Abstract]
Schedule of common shares, rollforward
	Common Shares	Special Common Shares	Common Treasury Shares	Special Common Treasury Shares	Series A Common Shares
(Shares in thousands)
Balance December 31, 2008	57,082	63,442	5,435	9,352	6,461
Repurchase of shares	—	—	1,854	4,520	—
Dividend reinvestment, incentive and compensation plans	—	—	(12)	(155)	31
Balance December 31, 2009	57,082	63,442	7,277	13,717	6,492
Repurchase of shares	—	—	—	2,394	—
Conversion of Series A Common Shares	11	—	—	—	(11)
Dividend reinvestment, incentive and compensation plans	—	—	(79)	(200)	29
Balance December 31, 2010	57,093	63,442	7,198	15,911	6,510
Repurchase of shares	—	—	—	748	—
Dividend reinvestment, incentive and compensation plans	—	—	(86)	(226)	39
Reclassification as a result of Share Consolidation Amendment (1)	68,409	(63,442)	17,053	(16,433)	570
Balance December 31, 2011	125,502	—	24,165	—	7,119

  Reflects the impact of the Share Consolidation Amendment to the Restated Certificate of Incorporation of TDS, as approved by the TDS shareholders on January 13, 2012. See Note 21—Subsequent Events for additional information.

Share repurchases
	Number of	Average Cost
Year Ended December 31,	Shares	Per Share	Amount (1)
(Dollars amounts and shares in thousands)
2011
U.S. Cellular Common Shares	1,276	$48.82	$62,294

TDS Common Shares	—	—	—
TDS Special Common Shares	748	28.73	21,500

2010
U.S. Cellular Common Shares	1,235	$42.76	$52,827

TDS Common Shares	—	—	—
TDS Special Common Shares	2,394	28.42	68,053

2009
U.S. Cellular Common Shares	887	$37.86	$33,585

TDS Common Shares	1,854	29.71	55,103
TDS Special Common Shares	4,520	26.88	121,497

  Amounts reported in the Consolidated Statement of Cash Flows may differ from these amounts due to repurchases and subsequent cash settlements occurring in different years.

Accumulated other comprehensive income (loss)
	Year Ended
	December 31,
	2011	2010
(Dollars in thousands)
Equity method investments
Balance, beginning of period	$390	$306
Add (deduct):
Net unrealized gain (loss) on equity investments	138	84
Balance, end of period	$528	$390

Retirement plan
Balance, beginning of period	$(3,598)	$(3,016)
Add (deduct):
Net actuarial gains (losses)	(9,625)	1,180
Amortization of prior service costs	(3,815)	(3,815)
Amortization of actuarial losses	1,934	2,158
	(11,506)	(477)
Deferred income tax benefit (expense)	5,722	(105)
Net change in retirement plan	(5,784)	(582)
Balance, end of period	$(9,382)	$(3,598)

Accumulated other comprehensive income (loss)
Balance, beginning of period	$(3,208)	$(2,710)
Add (deduct):
Net unrealized gain (loss) on equity investments	138	84
Net change in retirement plan	(5,784)	(582)
Balance, end of period	$(8,854)	$(3,208)

Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2011
Stock based compensation
Stock-based compensation
Year Ended December 31,	2011	2010	2009
(Dollars in thousands)
Stock option awards	$20,443	$18,623	$17,075
Restricted stock unit awards	14,905	14,781	13,823
Deferred compensation matching stock unit awards	124	269	281
Employee stock purchase plans	485	566	471
Awards under Non-employee Director compensation plan	880	889	836
Total stock-based compensation, before income taxes	36,837	35,128	32,486
Income tax benefit	(13,862)	(13,288)	(12,228)
Total stock-based compensation expense, net of income taxes	$22,975	$21,840	$20,258

Stock-based compensation, allocation by financial statement line item
December 31,	2011	2010	2009
(Dollars in thousands)
Selling, general and administrative expense	$33,949	$32,838	$30,036
Cost of services and products	2,888	2,290	2,450
Total stock-based compensation	$36,837	$35,128	$32,486

TDS Parent Company | Long-Term Incentive Plans | Stock Options
Stock based compensation
Stock-based compensation, fair value assumptions
	2011	2010	2009
Expected life	5.5 Years	5.3 Years	5.1 Years
Expected annual volatility rate	37.6%	37.8%	43.0%
Dividend yield	1.6%	1.7%	1.6%
Risk-free interest rate	2.1%	2.1%	2.5%
Estimated annual forfeiture rate	3.0%	3.0%	1.9%

TDS Parent Company | Long-Term Incentive Plans | Tandem Options
Stock based compensation
Summary of stock options
					Weighted
					Average
		Weighted	Weighted		Remaining
	Number of	Average	Average	Aggregate	Contractual
	Tandem	Exercise	Grant Date	Intrinsic	Life
Tandem Options	Options	Price	Fair Value	Value	(in years)
Outstanding at December 31, 2008	987,000	$81.03
(987,000 exercisable)		81.03
Exercised	(6,000)	49.84		$50,000
Forfeited	—	—
Expired	(80,000)	75.44
Outstanding at December 31, 2009	901,000	$81.73
(901,000 exercisable)		81.73
Exercised	(2,000)	45.53		$46,000
Forfeited	—	—
Expired	(248,000)	113.56
Outstanding at December 31, 2010	651,000	$69.60
(651,000 exercisable)		69.60
Exercised	(2,000)	53.77		$30,000
Forfeited	—	—
Expired	(78,000)	99.23
Impact of Share Consolidation	(571,000)	65.64		$158,000	2.1
Outstanding at December 31, 2011	—

TDS Parent Company | Common Shares | Long-Term Incentive Plans | Stock Options
Stock based compensation
Summary of stock options
					Weighted
					Average
		Weighted	Weighted		Remaining
		Average	Average	Aggregate	Contractual
	Number of	Exercise	Grant Date	Intrinsic	Life
Common Share Options	Options	Prices	Fair Value	Value	(in years)
Outstanding at December 31, 2010	—	$—
Impact of Share Consolidation
Reclassification of Tandem Options	1,192,000	31.45
Reclassification of Special Common Options	6,024,000	34.38
Outstanding at December 31, 2011	7,216,000	$33.89		$373,000	6.5
(4,865,000 exercisable)		$36.67		$373,000	5.4

TDS Parent Company | Common Shares | Long-Term Incentive Plans | Restricted Stock Units
Stock based compensation
Summary of nonvested restricted stock units
Common Restricted Stock Units	Number	Weighted Average Grant Date Fair Value
Nonvested at December 31, 2010	—	$—
Impact of Share Consolidation	389,000	27.45
Nonvested at December 31, 2011	389,000	$27.45

TDS Parent Company | Special Common Shares | Long-Term Incentive Plans | Stock Options
Stock based compensation
Summary of stock options
					Weighted
					Average
		Weighted	Weighted		Remaining
		Average	Average	Aggregate	Contractual
	Number of	Exercise	Grant Date	Intrinsic	Life
Special Common Share Options	Options	Prices	Fair Value	Value	(in years)
Outstanding at December 31, 2008	2,614,000	$44.77
(1,428,000 exercisable)		52.59
Granted	1,399,000	26.95	$9.60
Exercised	—	—		$—
Forfeited	(68,000)	31.19
Expired	(85,000)	48.81
Outstanding at December 31, 2009	3,860,000	$38.46
(1,732,000 exercisable)		48.91
Granted	1,387,000	26.66	$8.37
Exercised	(5,000)	26.95		$17,000
Forfeited	(105,000)	29.64
Expired	(29,000)	45.16
Outstanding at December 31, 2010	5,108,000	$35.41
(2,506,000 exercisable)		43.14
Granted	1,034,000	29.94	$9.59
Exercised	(5,000)	26.95		$19,000
Forfeited	(34,000)	28.12
Expired	(79,000)	35.00
Impact of Share Consolidation	(6,024,000)	$34.38		$—	7.3
Outstanding at December 31, 2011	—

TDS Parent Company | Special Common Shares | Long-Term Incentive Plans | Restricted Stock Units
Stock based compensation
Summary of nonvested restricted stock units
Special Common Restricted Stock Units	Number	Weighted Average Grant Date Fair Value
Nonvested at December 31, 2010	334,000	$26.28
Granted	236,000	28.73
Vested	(179,000)	26.95
Forfeited	(2,000)	26.92
Impact of Share Consolidation	(389,000)	27.45
Nonvested at December 31, 2011	—	$—

U.S. Cellular | US Cellular Common Shares | 2005 Long-Term Incentive Plan | Stock Options
Stock based compensation
Stock-based compensation, fair value assumptions
	2011	2010	2009
Expected life	4.3 years	0.9-8.0 years	3.9 years
Expected volatility	43.4%-44.8%	26.9%-43.9%	40.3%-44.2%
Dividend yield	0%	0%	0%
Risk-free interest rate	0.7%-2.0%	0.4%-3.1%	1.2%-2.2%
Estimated annual forfeiture rate	0.0%-7.8%	0.0%-8.4%	6.9%

Summary of stock options
					Weighted
					Average
		Weighted	Weighted		Remaining
		Average	Average	Aggregate	Contractual
	Number of	Exercise	Grant Date	Intrinsic	Life
	Options	Price	Fair Value	Value	(in years)

Outstanding at December 31, 2008	1,626,000	$57.15
(624,000 exercisable)		51.56
Granted	748,000	34.21	$11.75
Exercised	(181,000)	34.01		$821,000
Forfeited	(130,000)	47.98
Expired	(34,000)	56.84
Outstanding at December 31, 2009	2,029,000	$51.37
(1,046,000 exercisable)		54.40
Granted	831,000	41.98	$13.75
Exercised	(317,000)	38.60		$1,555,000
Forfeited	(88,000)	44.28
Expired	(193,000)	61.50
Outstanding at December 31, 2010	2,262,000	$49.12
(1,151,000 exercisable)		$54.64
Granted	595,000	51.70	$19.42
Exercised	(173,000)	37.50		$2,099,000
Forfeited	(72,000)	45.97
Expired	(175,000)	57.05
Outstanding at December 31, 2011	2,437,000	$50.10		$4,423,000	6.9
(1,321,000 exercisable)		$53.68		$2,361,000	5.5

U.S. Cellular | US Cellular Common Shares | 2005 Long-Term Incentive Plan | Restricted Stock Units
Stock based compensation
Summary of nonvested deferred stock units
	Number	Weighted Average Grant Date Fair Value
Nonvested at December 31, 2010	752,000	$42.69
Granted	346,000	49.35
Vested	(189,000)	55.93
Forfeited	(64,000)	42.48
Nonvested at December 31, 2011	845,000	$42.48

Business Segment (Tables)	12 Months Ended
Dec. 31, 2011
Segment Reporting [Abstract]
Business segment information
Year Ended or at December 31, 2011
		TDS Telecom				Non-	Other
	U.S.			ILEC/CLEC	TDS Telecom	Reportable	Reconciling
	Cellular	ILEC	CLEC	Eliminations	Total	Segment (1)	Items (2)	Total
(Dollars in thousands)
Operating revenues	$4,343,346	$644,991	$180,332	$(9,935)	$815,388	$45,133	$(23,396)	$5,180,471
Cost of services and products (excluding Depreciation, amortization and accretion reported below)	1,711,679	215,093	91,348	(8,238)	298,203	32,952	(1,692)	2,041,142
Selling, general and administrative expense	1,779,203	173,949	64,509	(1,697)	236,761	8,609	(12,712)	2,011,861
Adjusted OIBDA (3)	852,464	255,949	24,475	―	280,424	3,572	(8,992)	1,127,468
Depreciation, amortization and accretion expense	573,557	158,554	21,976	―	180,530	3,021	8,668	765,776
Loss on impairment of intangible assets	―	―	―	―	―	―	―	―
(Gain) loss on asset disposals and exchanges, net	(1,873)	1,158	85	―	1,243	(197)	17	(810)
Operating income (loss)	280,780	96,237	2,414	―	98,651	748	(17,677)	362,502
Significant non-operating items:
Equity in earnings of unconsolidated entities	83,566	8	―	―	8	―	(1,036)	82,538
Gain on investment	11,373	―	―	―	―	―	12,730	24,103
Investments in unconsolidated entities	138,096	3,808	―	―	3,808	―	31,806	173,710
Total assets	6,327,976	1,585,240	118,231	―	1,703,471	68,870	100,688	8,201,005
Capital expenditures	$782,526	$168,801	$22,361	$ ―	$191,162	$3,206	$10,324	$987,218

Year Ended or at December 31, 2010
		TDS Telecom				Non-	Other
	U.S.			ILEC/CLEC	TDS Telecom	Reportable	Reconciling
	Cellular	ILEC	CLEC	Eliminations	Total	Segment (1)	Items (2)	Total
(Dollars in thousands)
Operating revenues	$4,177,681	$617,394	$187,984	$(9,536)	$795,842	$40,167	$(26,861)	$4,986,829
Cost of services and products (excluding Depreciation, amortization and accretion reported below)	1,597,912	196,298	96,934	(8,848)	284,384	31,019	(1,761)	1,911,554
Selling, general and administrative expense	1,796,624	173,020	64,107	(688)	236,439	6,307	(27,598)	2,011,772
Adjusted OIBDA (3)	783,145	248,076	26,943	―	275,019	2,841	2,498	1,063,503
Depreciation, amortization and accretion expense	570,955	149,375	24,679	―	174,054	1,888	8,752	755,649
Loss on impairment of intangible assets	―	―	―	―	―	―	―	―
(Gain) loss on asset disposals and exchanges, net	10,717	769	362	―	1,131	(76)	(9)	11,763
Operating income (loss)	201,473	97,932	1,902	―	99,834	1,029	(6,245)	296,091
Significant non-operating items:
Equity in earnings of unconsolidated entities	97,318	13	―	―	13	―	743	98,074
Investments in unconsolidated entities	160,847	3,806	―	―	3,806	―	33,269	197,922
Total assets (4)	5,875,549	1,478,085	123,762	―	1,601,847	22,709	196,012	7,696,117
Capital expenditures	$583,134	$137,002	$20,303	$ ―	$157,305	$1,029	$13,564	$755,032

Year Ended or at December 31, 2009
		TDS Telecom				Non-	Other
	U.S.			ILEC/CLEC	TDS Telecom	Reportable	Reconciling
	Cellular	ILEC	CLEC	Eliminations	Total	Segment (1)	Items (2)	Total
(Dollars in thousands)
Operating revenues	$4,213,880	$599,527	$199,375	$(9,050)	$789,852	$46,714	$(30,503)	$5,019,943
Cost of services and products (excluding Depreciation, amortization and accretion reported below)	1,545,847	194,030	104,057	(7,979)	290,108	36,573	(1,865)	1,870,663
Selling, general and administrative expense	1,747,404	170,505	67,108	(1,071)	236,542	7,126	(26,641)	1,964,431
Adjusted OIBDA (3)	920,629	234,992	28,210	―	263,202	3,015	(1,997)	1,184,849
Depreciation, amortization and accretion expense	564,935	142,913	24,403	―	167,316	2,542	9,454	744,247
Loss on impairment of intangible assets	14,000	―	―	―	―	―	―	14,000
(Gain) loss on asset disposals and exchanges, net	16,169	1,949	452	―	2,401	100	88	18,758
Operating income (loss)	325,525	90,130	3,355	―	93,485	373	(11,539)	407,844
Significant non-operating items:
Equity in earnings of unconsolidated entities	96,800	17	―	―	17	―	(6,085)	90,732
Investments in unconsolidated entities	161,481	3,660	―	―	3,660	―	38,658	203,799
Total assets (4)	5,716,848	1,463,275	125,508	―	1,588,783	24,372	245,309	7,575,312
Capital expenditures	$546,758	$98,297	$22,240	―	120,537	$346	$3,524	$671,165

  Represents Suttle-Straus and, as of September 23, 2011, Airadigm. See Note 8—Acquisitions, Divestitures and Exchanges for additional information related to Airadigm.

  Consists of corporate operations and inter-segment eliminations.

  Adjusted OIBDA is defined as operating income excluding the effects of: depreciation, amortization and accretion (OIBDA); the net gain or loss on asset disposals and exchanges (if any); and the loss on impairment of assets (if any). Adjusted OIBDA is a segment measure reported to the chief operating decision maker for purposes of making decisions about allocating resources to the segments and assessing their performance. This amount may also be commonly referred to by management as operating cash flow. This amount should not be confused with Cash flows from operating activities, which is a component of the Consolidated Statement of Cash Flows. Adjusted OIBDA excludes the net gain or loss on asset disposals and exchanges and loss on impairment of assets (if any), in order to show operating results on a more comparable basis from period to period. TDS does not intend to imply that any of such amounts that are excluded are non-recurring, infrequent or unusual. Accordingly you should be aware that TDS may incur such amounts in the future.

  In preparing its Consolidated Statement of Cash Flows for the year ended December 31, 2011, TDS discovered certain errors related to the classification of outstanding checks with the right of offset. This error resulted in the misstatement of Cash and Total assets for the years ended December 31, 2010 and 2009. The amounts herein have been revised to reflect the proper amounts. See Note 2 ― Revision of Prior Period Amounts for additional information.

Supplemental Cash Flow Disclosures (Tables)	12 Months Ended
Dec. 31, 2011
Supplemental cash flow disclosures
Supplemental cash flow disclosures
Year Ended December 31,	2011	2010	2009
(Dollars in thousands)
Interest paid	$96,203	$114,996	$123,805
Income taxes paid (refunded)	(66,994)	87,139	53,009

TDS:

Year Ended December 31,	2011	2010	2009
(Dollars in thousands)
Special Common Shares withheld (1)	65,638	43,580	26,999

Aggregate value of Special Common Shares withheld	$1,537	$1,348	$811

Cash receipts upon exercise of stock options	1,463	1,657	1,630
Cash disbursements for payment of taxes (2)	(1,431)	(1,348)	(811)
Net cash receipts from exercise of stock
options and vesting of other stock awards	$32	$309	$819

U.S. Cellular:

Year Ended December 31,	2011	2010	2009
(Dollars in thousands)
Common Shares withheld (1)	120,250	310,388	200,025

Aggregate value of Common Shares withheld	$5,952	$13,527	$7,622

Cash receipts upon exercise of stock options	5,447	3,574	1,572
Cash disbursements for payment of taxes (2)	(3,512)	(3,065)	(1,654)
Net cash receipts (disbursements) from exercise of stock
options and vesting of other stock awards	$1,935	$509	$(82)

  Such shares were withheld to cover the exercise price of stock options, if applicable, and required tax withholdings.

  In certain situations, TDS and U.S. Cellular withhold shares that are issuable upon the exercise of stock options or the vesting of restricted shares to cover, and with a value equivalent to, the exercise price and/or the amount of taxes required to be withheld from the stock award holder at the time of the exercise or vesting. TDS and U.S. Cellular then pay the amount of the required tax withholdings to the taxing authorities in cash.

Summary of Significant Accounting Policies and Recent Accounting Pronouncements (Details) (USD $)	12 Months Ended											0 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Allowance for doubtful accounts	Dec. 31, 2010 Allowance for doubtful accounts	Dec. 31, 2009 Allowance for doubtful accounts	Dec. 31, 2011 U.S. Cellular number	Dec. 31, 2011 U.S. Cellular Loyalty Rewards Program	Dec. 31, 2010 U.S. Cellular Loyalty Rewards Program	Dec. 31, 2011 TDS Telecom number	Jan. 24, 2012 TDS Parent Company Share Consolidation Special Common Shares	Jan. 13, 2012 TDS Parent Company Share Consolidation Before Share Consolidation	Jan. 24, 2012 TDS Parent Company Share Consolidation After Share Consolidation
Summary of Significant Accounting Policies and Recent Accounting Pronouncements
Number of customers							5,900,000
Equivalent access lines										1,100,000
TDS ownership							84.00%
Short-term investments	$ 246,273,000	$ 402,882,000
Long-term investments	45,138,000	102,185,000
Agent liability	75,300,000	71,300,000
Deferred revenue								38,900,000	7,100,000
Amounts recorded gross in revenues that are billed to customers and remitted to governmental authorities	141,300,000	154,000,000	124,300,000
Advertising costs	267,700,000	273,000,000	265,200,000
Depreciation method used	Depreciation is provided using the straight-line method over the estimated useful life of the assets. TDS depreciates leasehold improvement assets associated with leased properties over periods ranging from one to thirty years; such periods approximate the shorter of the assets' economic lives or the specific lease terms. Useful lives of specific assets are reviewed throughout the year to determine if changes in technology or other business changes would warrant accelerating the depreciation of those specific assets. U.S. Cellular and TDS Telecom did not materially change the useful lives of their property, plant and equipment in 2011, 2010 or 2009.
Accumulated amortization of deferred charges	25,200,000	26,000,000
Accounts receivable
Allowance for doubtful accounts, beginning balance				35,007,000	37,623,000	19,202,000
Additions, net of recoveries				68,611,000	83,098,000	115,989,000
Deductions				(72,545,000)	(85,714,000)	(97,568,000)
Allowance for doubtful accounts, ending balance				$ 31,073,000	$ 35,007,000	$ 37,623,000
Subsequent events
Subsequent event, date												Jan 13, 2012	Jan 24, 2012
Share conversion ratio, Common shares											1

Revision of Prior Period Amounts, Balance Sheet and Cash Flow Statements (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009
Revision of prior period disclosures, reason for revision	In preparing its Consolidated Statement of Cash Flows for the year ended December 31, 2011, TDS discovered certain errors related to the classification of outstanding checks with the right of offset, and related to the classification of Accounts payable for Additions to property, plant and equipment as non-cash investing activities for purposes of preparing the Consolidated Statement of Cash Flows. These errors resulted in the misstatement of Cash and cash equivalents and Accounts payable as of December 31, 2010 and each quarterly period in 2011, and the misstatement of Cash flows from operating activities and Cash flows from investing activities for the years ended December 31, 2010 and 2009 and each of the quarterly periods in 2011 and 2010. In accordance with SEC Staff Accounting Bulletin Nos. 99 and 108 (“SAB 99” and “SAB 108”), TDS evaluated these errors and determined that they were immaterial to each of the reporting periods affected and, therefore, amendment of previously filed reports was not required. However, in order to provide consistency in the Consolidated Statement of Cash Flows and as permitted by SAB 108, revisions for these immaterial amounts to previously reported annual amounts are reflected in the financial information herein and will be reflected in future filings containing such financial information as permitted by SAB 108.
Current assets
Cash and cash equivalents	$ 563,275	$ 341,683		$ 674,469
Total current assets	1,705,680	1,570,224
Total assets	8,201,005	7,696,117		7,575,312
Current liabilities
Accounts payable	364,746	317,904
Total current liabilities	874,133	785,772
Total liabilities and equity	8,201,005	7,696,117
Changes in assets and liabilities from operations
Accounts payable	29,291	(47,759)		23,098
Other assets and liabilities	(4,418)	93,475		(43,588)
Cash flows from operating activities	1,255,711	1,076,207		1,097,354
Cash flows from investing activities
Cash used for additions to property, plant and equipment	(971,759)	(739,222)		(657,817)
Cash flows from investing activities	(866,089)	(1,208,038)		(768,098)
Net increase (decrease) in cash and cash equivalents	221,592	(332,786)		(98,209)
As Previously Reported
Current assets
Cash and cash equivalents		368,134	[1]
Total current assets		1,596,675	[1]
Total assets		7,722,568	[1]
Current liabilities
Accounts payable		344,355	[1]
Total current liabilities		812,223	[1]
Total liabilities and equity		7,722,568	[1]
Changes in assets and liabilities from operations
Accounts payable		(4,016)	[1]	29,646	[1]
Other assets and liabilities		95,470	[1]	(44,896)	[1]
Cash flows from operating activities		1,121,945	[1]	1,102,594	[1]
Cash flows from investing activities
Cash used for additions to property, plant and equipment		(755,032)	[1]	(671,165)	[1]
Cash flows from investing activities		(1,223,848)	[1]	(781,446)	[1]
Net increase (decrease) in cash and cash equivalents		(302,858)	[1]	(106,317)	[1]
Adjustment
Current assets
Cash and cash equivalents		(26,451)
Total current assets		(26,451)
Total assets		(26,451)
Current liabilities
Accounts payable		(26,451)
Total current liabilities		(26,451)
Total liabilities and equity		(26,451)
Changes in assets and liabilities from operations
Accounts payable		(43,743)		(6,548)
Other assets and liabilities		(1,995)		1,308
Cash flows from operating activities		(45,738)		(5,240)
Cash flows from investing activities
Cash used for additions to property, plant and equipment		15,810		13,348
Cash flows from investing activities		15,810		13,348
Net increase (decrease) in cash and cash equivalents		$ (29,928)		$ 8,108

[1]	In Current Report on Form 8-K filed on November 16, 2011.

Noncontrolling Interests (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Change Due to Net Income Attributable to Parent and Effects of Changes, Net [Abstract]
Net income attributable to TDS shareholders	$ 200,566,000	$ 144,849,000	$ 191,347,000
Transfer (to) from the noncontrolling interests
Change in TDS' Capital in excess of par value from U.S. Cellular's issuance of U.S. Cellular shares	(8,555,000)	(7,180,000)	(4,709,000)
Change in TDS' Capital in excess of par value from U.S. Cellular's repurchase of U.S. Cellular shares	(7,723,000)	(2,964,000)	182,000
Purchase of ownership in subsidiaries from noncontrolling interests		(3,510,000)	(105,000)
Net transfers (to) from noncontrolling interests	(16,278,000)	(13,654,000)	(4,632,000)
Change from net income attributable to TDS and transfers (to) from noncontrolling interests	184,288,000	131,195,000	186,715,000
Redeemable noncontrolling interest
Termination dates of mandatorily redeemable noncontrolling interests	2085 to 2107
Settlement value of mandatorily redeemable noncontrolling interests	165,700,000
Carrying value of mandatorily redeemable noncontrolling interests	$ 61,700,000

Fair Value Measurements (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2008
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Cash and cash equivalents	$ 563,275		$ 341,683		$ 674,469	$ 772,678
Short-term investments	246,273		402,882
Long-term investments	45,138		102,185
Long term investment maturities - begin	15 months from December 31, 2011
Long term investment maturities - end	21 months from December 31, 2011
Fair Value
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Cash and cash equivalents	563,275	[1]	341,683	[1]
Long-term debt	1,586,858	[2]	1,482,181	[2]
Fair Value | Certificates Of Deposit
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Short-term investments	27,444	[3],[4]	97,270	[3],[4]
Fair Value | Government Backed Securities
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Short-term investments	218,829	[3],[4],[5]	305,612	[3],[4],[5]
Long-term investments	45,310	[3],[5],[6]	102,325	[3],[5],[6]
Book Value
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Cash and cash equivalents	563,275	[1]	341,683	[1]
Long-term debt	1,525,648	[2]	1,495,461	[2]
Book Value | Certificates Of Deposit
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Short-term investments	27,444	[3],[4]	97,270	[3],[4]
Book Value | Government Backed Securities
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Short-term investments	218,829	[3],[4],[5]	305,612	[3],[4],[5]
Long-term investments	$ 45,138	[3],[5],[6]	$ 102,185	[3],[5],[6]

[1]	In preparing its Consolidated Statement of Cash Flows for the year ended December 31, 2011, TDS discovered certain errors related to the classification of outstanding checks with the right of offset. This error resulted in the misstatement of Cash for the year ended December 31, 2010. The amounts herein have been revised to reflect the proper amounts. See Note 2 — Revision of Prior Period Amounts for additional information.
[2]	Excludes capital lease obligations and current portion of Long-term debt.
[3]	Designated as held-to-maturity investments and are recorded at amortized cost in the Consolidated Balance Sheet.
[4]	Maturities are less than twelve months from the respective balance sheet dates.
[5]	Includes U.S. treasuries and corporate notes guaranteed under the Federal Deposit Insurance Corporation’s Temporary Liquidity Guarantee Program.
[6]	Maturities range between 15 and 21 months from the balance sheet date.

Income Taxes, income taxes receivable (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Income taxes receivable	$ 85,636	$ 64,985
Federal
Income Tax Disclosure [Abstract]
Income taxes receivable	77,238	56,109
State
Income Tax Disclosure [Abstract]
Income taxes receivable	$ 8,398	$ 8,876

Income Taxes, federal and state income tax expense reconciliation (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income tax expense
Current federal income tax expense	$ (94,627)	$ 24,329	$ 92,303
Current state income tax expense	5,583	(5,532)	7,222
Deferred federal income tax expense	214,722	67,466	28,451
Deferred state income tax expense	(12,175)	8,925	7,563
Total income tax expense	$ 113,503	$ 95,188	$ 135,539

Income Taxes, income tax expense reconciliation by item (Details) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Income tax expense reconciliation
Statutory federal income tax expense	$ 127,300,000		$ 100,000,000		$ 134,900,000
State income tax, net of federal benefit	(20,300,000)	[1]	2,700,000	[1]	5,800,000	[1]
Effect of noncontrolling interests	(3,000,000)		(4,000,000)		(4,000,000)
Correction of deferred taxes	5,400,000	[2]
Other differences, net	4,100,000		(3,500,000)		(1,200,000)
Total income tax expense	$ 113,503,000		$ 95,188,000		$ 135,539,000

[1]	Net state income tax benefit is a result of changes in the valuation allowance. These changes primarily relate to the ability to utilize net operating losses as a result of state income tax law changes.
[2]	TDS recorded an immaterial adjustment to correct deferred tax balances related to a difference in the tax basis in certain partnership investments for errors occurring prior to 2009.

Income Taxes, income tax rate reconciliation by item (Details)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Income tax rate reconciliation
Statutory federal income tax rate	35.00%		35.00%		35.00%
Effect of state income tax, net of federal benefit, on income tax rate	(5.60%)	[1]	1.00%	[1]	1.50%	[1]
Effect of noncontrolling interests on income tax rate	(0.80%)		(1.40%)		(1.00%)
Effect of correction of deferred taxes on income tax rate	1.50%	[2]
Other differences effect on income tax rate	1.10%		(1.30%)		(0.30%)
Total income tax rate	31.20%		33.30%		35.20%

[1]	Net state income tax benefit is a result of changes in the valuation allowance. These changes primarily relate to the ability to utilize net operating losses as a result of state income tax law changes.
[2]	Reflects TDS Corporate and TDS Telecom's current year stock-based compensation awards impact on Capital in excess of par value. U.S. Cellular’s amounts are included in Adjust investment in subsidiaries for repurchases, issuances and other compensation plans.

Income Taxes, components of deferred income tax assets and liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Components Of Deferred Tax Assets And Liabilities Abstract
Net current deferred income tax asset	$ 40,898	$ 37,079
Noncurrent deferred income tax assets
Net operating loss ("NOL") carryforwards	103,709	80,109
Stock-based compensation	46,410	40,777
Other	51,457	63,016
Gross	201,576	183,902
Less valuation allowance	(48,714)	(69,579)
Total noncurrent deferred income tax assets	152,862	114,323
Noncurrent deferred income tax liabilities
Property, plant and equipment	608,669	426,305
Partnership investments	123,898	74,634
Licenses	224,817	194,943
Other	4,191	7,533
Total noncurrent deferred income tax liabilities	961,575	703,415
Net noncurrent deferred income tax liability	$ 808,713	$ 589,092

Income Taxes, income tax expense net operating losses (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure
State NOL carryforwards	1,664.6
Deferred income tax asset for State NOL carryforwards	89
Deferred income tax asset for Federal NOL carryforward (entities not on Federal return)	14.7
Federal
Income Tax Disclosure
Expiration of NOL carryforwards	between 2012 and 2031
State
Income Tax Disclosure
Expiration of NOL carryforwards	between 2012 and 2031

Income Taxes, unrecognized income tax benefits (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of unrecognized income tax benefits
Unrecognized tax benefits, beginning balance	$ 34,002,000	$ 45,034,000	$ 39,234,000
Additions for tax positions of current year	4,369,000	5,271,000	5,349,000
Additions for tax positions of prior years	171,000	179,000	4,362,000
Reduction for tax positions of prior years	(1,973,000)	(3,517,000)	(3,855,000)
Reductions for settlements of tax positions	(976,000)	(12,549,000)
Reductions for lapses in statutes of limitations	(6,752,000)	(416,000)	(56,000)
Unrecognized tax benefits, ending balance	28,841,000	34,002,000	45,034,000
Effect of unrecognized tax benefit on income tax expense	$ 18,200,000	$ 22,200,000	$ 27,700,000

Income Taxes, additional income tax expense disclosures (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Tax Disclosure
Range of potential change in unrecognized tax benefits due to closure of state income tax audits and expiration of statutes of limitations within the next year	$ 9.1
Net accrued interest and penalties, total	15	18.2
Accrued interest and penalties related to unrecognized income tax benefits	$ (2.5)	$ 1.8	$ 2.9
Federal
Income Tax Disclosure
Open tax years by major tax jurisdiction	TDS and its subsidiaries file federal and state income tax returns. TDS remains subject to federal income tax audits for the tax years after 2007
State
Income Tax Disclosure
Open tax years by major tax jurisdiction	With only a few exceptions, TDS is no longer subject to state income tax audits for years prior to 2007

Income Taxes, deferred tax valuation allowance (Details) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009
Deferred tax valuation allowance, rollfoward
Reduction of current deferred income tax assets due to valuation allowance	$ 1,000,000
Reduction of noncurrent deferred income tax assets due to valuation allowance	48,700,000
Deferred tax asset valuation allowance
Deferred tax valuation allowance, rollfoward
Balance at beginning of period	71,014,000		63,870,000	78,760,000
Charged to costs and expenses	(28,511,000)		(293,000)	(13,762,000)
Charged to other accounts	7,183,000		7,437,000	(1,128,000)
Balance at end of period	$ 49,686,000	[1]	$ 71,014,000	$ 63,870,000

[1]	As of December 31, 2011, the valuation allowance reduced current deferred tax assets by $1.0 million and noncurrent deferred tax assets by $48.7 million.

Variable Interest Entities VIEs (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Assets
Cash and cash equivalents	$ 563,275,000	$ 341,683,000	$ 674,469,000	$ 772,678,000
Other current assets	16,349,000	17,384,000
Intangible assets	1,494,014,000	1,460,126,000	1,443,025,000
Property, plant and equipment, net	3,784,535,000	3,517,784,000
Other assets and deferred charges	97,398,000	79,623,000
Liabilities
Current liabilities	874,133,000	785,772,000
Capital contributions and advances to VIEs	35,500,000	1,200,000
Noncontrolling interests with redemption features	1,005,000	855,000
Variable Interest Entities (VIE's)
Assets
Cash and cash equivalents	13,299,000	1,673,000
Other current assets	3,719,000	323,000
Intangible assets	501,829,000	487,962,000
Property, plant and equipment, net	27,642,000	1,548,000
Other assets and deferred charges	3,612,000
Total assets	550,101,000	491,506,000
Liabilities
Current liabilities	5,944,000	95,000
Deferred liabilities and credits	5,481,000
Total liabilities	$ 11,425,000	$ 95,000
VIE put options	true
Put option, exercisable dates	The limited partnership agreements also provide the general partner with a put option whereby the general partner may require the limited partner, a subsidiary of U.S. Cellular, to purchase its interest in the limited partnership. The general partner’s put options related to its interests in Carroll Wireless, Barat Wireless, King Street Wireless and Aquinas Wireless will become exercisable in 2013, 2017, 2019 and 2020, respectively. The limited partnership agreements also provide the general partner with a put option whereby the general partner may require the limited partner, a subsidiary of U.S. Cellular, to purchase its interest in the limited partnership. The general partner’s put options related to its interests in Carroll Wireless, Barat Wireless, King Street Wireless and Aquinas Wireless will become exercisable in 2013, 2017, 2019 and 2020, respectively.

Earnings Per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended																	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2011 Stock Options	Dec. 31, 2010 Stock Options	Dec. 31, 2009 Stock Options	Dec. 31, 2011 Restricted Stock Units	Dec. 31, 2010 Restricted Stock Units	Dec. 31, 2009 Restricted Stock Units	Dec. 31, 2011 Common Shares	Dec. 31, 2010 Common Shares	Dec. 31, 2009 Common Shares	Jan. 24, 2012 Common Shares Share Consolidation TDS Parent Company	Jan. 24, 2012 Special Common Shares Share Consolidation TDS Parent Company	Dec. 31, 2011 Series A Common Shares	Dec. 31, 2010 Series A Common Shares	Dec. 31, 2009 Series A Common Shares	Jan. 24, 2012 Series A Common Shares Share Consolidation TDS Parent Company
Earnings per share
Net income available to common shareholders of TDS used in basic earnings per share	$ 200,516		$ 144,799		$ 191,296
Adjustments to compute diluted earnings
Noncontrolling interest adjustment	(795)	[1]	(512)	[1]	(442)	[1]
Preferred dividend adjustment	49	[2]	49	[2]	49	[2]
Net income available to common shareholders of TDS used in diluted earnings per share	$ 199,770		$ 144,336		$ 190,903
Weighted average number of shares used in basic earnings per share
Weighted average number of shares used in basic earnings per share	108,562,000	[3]	110,016,000	[3]	114,354,000	[3]							101,471,000	102,947,000	107,318,000			7,091,000	7,069,000	7,036,000
Effects of dilutive securities:
Stock options	265,000		230,000		39,000
Restricted stock units	213,000		195,000		135,000
Preferred shares	60,000		48,000		44,000
Weighted average number of shares used in diluted earnings per share	109,100,000	[3]	110,489,000	[3]	114,572,000	[3]
Basic earnings per share attributable to TDS shareholders	$ 1.85	[3]	$ 1.32	[3]	$ 1.67	[3]
Diluted earnings per share attributable to TDS shareholders	$ 1.83	[3]	$ 1.31	[3]	$ 1.67	[3]
Antidilutive shares							3,779,000	4,076,000	4,876,000	149,000	88,000	105,000
Subsequent events
Share conversion ratio, Common shares																1.087	1
Share conversion ratio, Series A Common shares																					1.087

[1]	The noncontrolling interest adjustment reflects the additional noncontrolling share of U.S. Cellular's income computed as if all of U.S. Cellular's issuable securities were outstanding.
[2]	The preferred dividend adjustment reflects the dividend reduction related to preferred securities that were dilutive, and therefore treated as if converted for shares.
[3]	On January 13, 2012, TDS shareholders approved a Share Consolidation Amendment to the Restated Certificate of Incorporation of TDS. Shares outstanding at December 31, 2011, as well as average basic and diluted shares outstanding used to calculate earnings per share as of the beginning of all periods presented, have been retroactively restated to reflect the impact of the increased shares outstanding as a result of the Share Consolidation Amendment. See Note 21—Subsequent Events for additional information.

Acquisitions, Divestitures and Exchanges (Details) (USD $)	12 Months Ended				12 Months Ended					12 Months Ended			12 Months Ended				12 Months Ended
	Dec. 31, 2011 Year		Dec. 31, 2010		Dec. 31, 2011 U.S. Cellular	Dec. 31, 2011 U.S. Cellular Licenses		Dec. 31, 2010 U.S. Cellular Licenses		Dec. 31, 2011 U.S. Cellular Businesses		May 08, 2011 U.S. Cellular Businesses	Dec. 31, 2011 TDS Telecom ILEC Businesses		Dec. 31, 2010 TDS Telecom ILEC Businesses		Dec. 31, 2011 Non Reportable Segment Businesses
Acquisitions, divestitures and exchanges
Goodwill	$ 68,622,000	[1]	$ 15,156,000	[1]									$ 68,107,000	[1]	$ 15,156,000	[1]	$ 515,000	[1]
Licenses	35,218,000		17,101,000			4,406,000		17,101,000		15,592,000	[2],[3]						15,220,000
Intangible assets subject to amortization	33,746,000	[4]	14,832,000	[4]						2,252,000	[2],[3],[4]		28,300,000	[4]	14,832,000	[4]	3,194,000	[4]
Net tangible assets (liabilities)	(11,760,000)		35,721,000							6,728,000	[2],[3]		(542,000)		35,721,000		(17,946,000)
Purchase Price	125,826,000	[5]	82,810,000	[5]		4,406,000	[5]	17,101,000	[5]	24,572,000	[2],[3],[5]		95,865,000	[5]	65,709,000	[5]	983,000	[5]
Purchase price allocation and valuation technique										an income approach valuation method							an income approach valuation method
Acquired entity										wireless business			OneNeck IT Services Corporation ("OneNeck")				Airadigm Communications, Inc. ("Airadigm")
Date of acquisition										5/9/2011			7/1/2011				9/23/2011
Voting stock acquired													100.00%				63.00%
Description of acquired entity													provider of hosted application management and managed IT hosting services				wireless service provider
Cash paid to acquire										24,600,000			95,000,000
Working capital adjustment													900,000
Amortizable goodwill acquired	700,000		9,800,000
Weighted average useful life, acquired finite lived intangibles	8
Intercompany note																	15,500,000
Gain on investment, equity investment remeasurement										13,400,000
Gain on investment	24,103,000				11,373,000												12,700,000
Ownership interest in equity method investment												49.00%
Fair value equity investment prior to acquisition												25,700,000
Fair value, noncontrolling interest of acquired entity																	400,000
Valuation technique, noncontrolling interest of acquired entity										an income approach valuation method
Debt assumed from acquisition																	32,700,000
Repayment of short-term debt	$ (32,671,000)

[1]	$0.7 million and $9.8 million of the goodwill was amortizable for income tax purposes in 2011 and 2010, respectively.
[2]	Includes only the acquired interest and does not include amounts attributable to U.S. Cellular’s pre-existing noncontrolling interest described above in this Note 8.
[3]	Licenses, Intangible assets subject to amortization and a portion of Net tangible assets (liabilities) are included in amounts reported as Assets held for sale in the Consolidated Balance Sheet.
[4]	The weighted average amortization period for Intangible assets subject to amortization acquired in 2011 was 8 years.
[5]	Cash amounts paid for acquisitions may differ from the purchase price due to cash acquired in the transactions and the timing and amounts of cash payments related to the respective transactions.

Acquisitions, Divestitures and Exchanges, assets held for sale and asset exchange (Details) (USD $)	12 Months Ended			8 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Assets held for sale	Dec. 31, 2011 U.S. Cellular	Dec. 31, 2010 U.S. Cellular	Dec. 31, 2009 U.S. Cellular	Dec. 31, 2011 U.S. Cellular Spectrum exchange	Dec. 31, 2011 U.S. Cellular Businesses Expected event
Business acquisition, additional information
Operating revenues	$ 5,180,471,000	$ 4,986,829,000	$ 5,019,943,000	$ 20,700,000	$ 4,343,346,000	$ 4,177,681,000	$ 4,213,880,000
Operating income	362,502,000	296,091,000	407,844,000	14,800,000	280,780,000	201,473,000	325,525,000
Assets held for sale	49,647,000
Liabilities held for sale	1,051,000
Assets held for sale - Current assets				4,200,000
Assets held for sale - Investments				36,500,000
Assets held for sale - Property, plant and equipment				8,900,000
Proceeds from sale of business									50,000,000
Agreement date								9/23/2011	11/11/2011
Nonmonetary transactions
Gain on asset exchange								$ 11,800,000
Asset exchange, valuation method								difference between the fair value of the licenses received, calculated using a market approach valuation method, and the carrying value of the licenses surrendered

Licenses and Goodwill (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Licenses
Balance, beginning of period	$ 1,460,126		$ 1,443,025
Acquisitions	19,626	[1]	17,101
Exchanges	11,842
Impairment					(14,000)
Other	2,420
Balance, end of period	1,494,014		1,460,126		1,443,025
Goodwill
Assigned value at time of acquisition			1,091,795		1,071,180
Accumulated impairment losses in prior periods			(363,340)		(363,340)
Balance, beginning of period	728,455		707,840
Acquisitions	68,622		15,156
Other			5,459	[2]
Balance, end of period	797,077		728,455		707,840
U.S. Cellular
Licenses
Balance, beginning of period	1,457,326	[3]	1,440,225	[3]
Acquisitions	4,406	[1]	17,101
Exchanges	11,842
Impairment					(14,000)
Other	2,420
Balance, end of period	1,475,994	[3]	1,457,326	[3]	1,440,225	[3]
Goodwill
Assigned value at time of acquisition			622,681	[3]	617,222	[3]
Accumulated impairment losses in prior periods			(333,900)	[3]	(333,900)	[3]
Balance, beginning of period	288,781	[3]	283,322	[3]
Other			5,459	[2]
Balance, end of period	288,781	[3]	288,781	[3]	283,322	[3]
TDS Telecom
Licenses
Balance, beginning of period	2,800		2,800
Balance, end of period	2,800		2,800
Goodwill
Assigned value at time of acquisition			465,312		450,156
Accumulated impairment losses in prior periods			(29,440)		(29,440)
Balance, beginning of period	435,872	[4]	420,716	[4]
Acquisitions	68,107		15,156
Balance, end of period	503,979	[4]	435,872	[4]
Non Reportable Segment
Licenses
Acquisitions	15,220	[5]
Balance, end of period	15,220	[5]
Goodwill
Assigned value at time of acquisition			3,802	[5]	3,802	[5]
Balance, beginning of period	3,802	[5]
Acquisitions	515	[5]
Balance, end of period	$ 4,317	[5]			$ 3,802	[5]

[1]	Does not include amounts reported as Assets held for sale in the Consolidated Balance Sheet.
[2]	Amount reclassified from Investments in unconsolidated entities to Goodwill in 2010.
[3]	Prior to January 1, 2009, TDS accounted for U.S. Cellular’s share repurchases as step acquisitions, allocating a portion of the share repurchase value to TDS licenses and goodwill, as required by GAAP in effect at that time. Consequently, U.S. Cellular’s licenses, goodwill and accumulated impairment losses reported on a stand-alone basis do not match the TDS consolidated licenses, goodwill and accumulated impairment losses related to U.S. Cellular.
[4]	Remaining goodwill at TDS Telecom is attributed to the ILEC business segment.
[5]	‘‘Non-Reportable segment’’ consists of amounts related to Suttle-Straus and Airadigm. See Note 8 — Acquisitions, Divestitures and Exchanges for additional information related to Airadigm.

Investment in Unconsolidated Entities (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Equity and cost method investments
Capital contributions, loans and advances	$ 25,067	$ 34,171
Cumulative share of income	958,635	889,039
Cumulative share of distributions	(825,261)	(740,557)
Equity method investments	158,441	182,653
Cost method investments	15,269	15,269
Investments in unconsolidated entities	173,710	197,922	203,799
Equity in earnings of unconsolidated entities	82,538	98,074	90,732
Los Angeles SMSA Limited Partnership
Equity and cost method investments
Ownership interest in equity method investment	5.50%	5.50%	5.50%
Equity in earnings of unconsolidated entities	55,300	64,800	64,700
Aggregate equity method investments
Equity investments, combined assets
Current	435,732	424,965
Due from affiliates	199,167	396,201
Property and other	1,988,331	2,015,959
Total assets	2,623,230	2,837,125
Equity investments, combined liabilities and equity
Current liabilities	304,742	278,837
Deferred credits	82,371	73,496
Long-term liabilities	36,056	38,225
Long-term capital lease obligations	234	43,657
Partners' capital and stockholders' equity	2,199,827	2,402,910
Total liabilities and equity	2,623,230	2,837,125
Equity investments, combined income statements
Revenues	5,540,220	4,971,525	4,815,258
Operating expenses	4,301,758	3,567,131	3,437,201
Operating income (loss)	1,238,462	1,404,394	1,378,057
Other income (expense)	960	36,168	41,802
Net income	$ 1,239,422	$ 1,440,562	$ 1,419,859

Property, Plant and Equipment (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Property, Plant and Equipment [Line Items]
Property, plant and equpment, gross	$ 10,197,596,000	$ 9,351,341,000
Accumulated depreciation and amortization	(6,413,061,000)	(5,833,557,000)
Property, plant and equipment, net	3,784,535,000	3,517,784,000
Loss on asset disposals, net	11,000,000	11,800,000	18,800,000
U.S. Cellular
Property, Plant and Equipment [Line Items]
Land	30,807,000	26,791,000
Buildings	330,925,000	317,474,000
Leasehold and land improvements	1,129,818,000	1,048,278,000
Cell site equipment	2,874,397,000	2,676,878,000
Switching equipment	1,113,780,000	991,934,000
Office furniture and equipment	570,776,000	520,756,000
Other operating assets and equipment	127,253,000	120,586,000
System development	545,193,000	471,334,000
Work in process	285,500,000	166,506,000
Property, plant and equpment, gross	7,008,449,000	6,340,537,000
Accumulated depreciation and amortization	(4,218,147,000)	(3,766,015,000)
Property, plant and equipment, net	2,790,302,000	2,574,522,000
Depreciation and amortization expense	565,100,000	559,000,000	551,700,000
U.S. Cellular | Buildings
Property, Plant and Equipment [Line Items]
Useful life	20
U.S. Cellular | Leasehold and land improvements
Property, Plant and Equipment [Line Items]
Useful life - range maximum	30
Useful life - range minimum	1
U.S. Cellular | Cell site equipment
Property, Plant and Equipment [Line Items]
Useful life - range maximum	25
Useful life - range minimum	6
U.S. Cellular | Switching equipment
Property, Plant and Equipment [Line Items]
Useful life - range maximum	8
Useful life - range minimum	1
U.S. Cellular | Office furniture and equipment
Property, Plant and Equipment [Line Items]
Useful life - range maximum	5
Useful life - range minimum	3
U.S. Cellular | Other operating assets and equipment
Property, Plant and Equipment [Line Items]
Useful life - range maximum	25
Useful life - range minimum	5
U.S. Cellular | System development
Property, Plant and Equipment [Line Items]
Useful life - range maximum	7
Useful life - range minimum	3
TDS Telecom
Property, Plant and Equipment [Line Items]
Land	9,004,000	9,603,000
Buildings	135,883,000	98,664,000
Cable and wire	1,410,706,000	1,375,204,000
Network electronic equipment	1,065,504,000	1,041,891,000
Office furniture and equipment	74,547,000	71,748,000
Other operating assets and equipment	114,788,000	94,859,000
System development	165,812,000	157,824,000
Work in process	88,924,000	64,834,000
Property, plant and equpment, gross	3,065,168,000	2,914,627,000
Accumulated depreciation and amortization	(2,128,411,000)	(2,004,676,000)
Property, plant and equipment, net	936,757,000	909,951,000
Depreciation and amortization expense	168,200,000	165,900,000	161,400,000
TDS Telecom | Buildings
Property, Plant and Equipment [Line Items]
Useful life	30
TDS Telecom | Cable and wire
Property, Plant and Equipment [Line Items]
Useful life - range maximum	20
Useful life - range minimum	15
TDS Telecom | Network electronic equipment
Property, Plant and Equipment [Line Items]
Useful life - range maximum	12
Useful life - range minimum	5
TDS Telecom | Office furniture and equipment
Property, Plant and Equipment [Line Items]
Useful life - range maximum	10
Useful life - range minimum	5
TDS Telecom | Other equipment
Property, Plant and Equipment [Line Items]
Useful life - range maximum	15
Useful life - range minimum	10
TDS Telecom | System development
Property, Plant and Equipment [Line Items]
Useful life - range maximum	7
Useful life - range minimum	3
Corporate and Non-Reportable segment
Property, Plant and Equipment [Line Items]
Property, plant and equpment, gross	123,979,000	96,177,000
Accumulated depreciation and amortization	(66,503,000)	(62,866,000)
Property, plant and equipment, net	57,476,000	33,311,000
Depreciation and amortization expense	$ 8,300,000	$ 7,300,000	$ 7,800,000
TDS Telecom ILEC
Property, Plant and Equipment [Line Items]
Depreciation as a percent of depreciable property	5.70%	5.80%	5.80%

Asset Retirement Obligation (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Asset retirement obligation
Asset retirement obligation - beginning balance	$ 189,745	$ 174,085
Additional liabilities accrued	2,664	6,688
Revisions in estimated cash outflows	5,888	(1,382)
Acquisitions of assets	3,891	63
Disposition of assets	(2,252)	(2,410)
Accretion expense	12,481	12,701
Asset retirement obligation - ending balance	212,417	189,745
U.S. Cellular
Asset retirement obligation
Asset retirement obligation - beginning balance	128,709	118,742
Additional liabilities accrued	2,105	4,757
Revisions in estimated cash outflows	5,888	(1,382)
Disposition of assets	(1,323)	(2,086)
Accretion expense	8,023	8,678
Asset retirement obligation - ending balance	143,402	128,709
TDS Telecom
Asset retirement obligation
Asset retirement obligation - beginning balance	61,036	55,343
Additional liabilities accrued	559	1,931
Acquisitions of assets	140	63
Disposition of assets	(929)	(324)
Accretion expense	4,403	4,023
Asset retirement obligation - ending balance	65,209	61,036
Non Reportable Segment
Asset retirement obligation
Acquisitions of assets	3,751
Accretion expense	55
Asset retirement obligation - ending balance	$ 3,806

Debt, revolving credit facilities (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009
Revolving credit
Borrowing rate, description	Borrowings under the revolving credit facilities bear interest at LIBOR plus a contractual spread based on TDS’ credit rating or, at TDS’ or U.S. Cellular’s option, respectively, an alternate “Base Rate” as defined in the revolving credit agreement. TDS may select a borrowing period of either one, two, three or six months (or other period of twelve months or less if requested by TDS and approved by the lenders). If TDS or U.S. Cellular provides notice of intent to borrow less than three business days in advance of a borrowing, interest on borrowing is at the Base Rate plus the contractual spread.
TDS Parent Company
Revolving credit
Maximum borrowing capacity	$ 400
Letters of credit outstanding	0.2
Amount available for use	399.8
Fees on borrowing capacity, rate	0.38%
LIBOR	0.30%
Contracutal spread	0.20%
Borrowing rate: One-month London InterBank Offered Rate ("LIBOR") plus contractual spread	0.50%	[1]
Range of commitment fees - low	0.20%	[2]
Range of commitment fees - high	0.45%	[2]
Fees recognized	1.5		4.8	7
Agreement date	December 2010
Maturity date	December 2015
U.S. Cellular
Revolving credit
Maximum borrowing capacity	300
Letters of credit outstanding	0.2
Amount available for use	299.8
Fees on borrowing capacity, rate	0.41%
LIBOR	0.30%
Contracutal spread	0.20%
Borrowing rate: One-month London InterBank Offered Rate ("LIBOR") plus contractual spread	0.50%	[1]
Range of commitment fees - low	0.20%	[2]
Range of commitment fees - high	0.45%	[2]
Fees recognized	1.2		3.8	5.9
Agreement date	December 2010
Maturity date	December 2015
Revolving credit facility | TDS Parent Company
Revolving credit
Debt issuance cost	$ 8.6

[1]	Borrowings under the revolving credit facilities bear interest at LIBOR plus a contractual spread based on TDS’ credit rating or, at TDS’ or U.S. Cellular’s option, respectively, an alternate “Base Rate” as defined in the revolving credit agreement. TDS may select a borrowing period of either one, two, three or six months (or other period of twelve months or less if requested by TDS and approved by the lenders). If TDS or U.S. Cellular provides notice of intent to borrow less than three business days in advance of a borrowing, interest on borrowing is at the Base Rate plus the contractual spread.
[2]	The revolving credit facilities have commitment fees based on the senior unsecured debt ratings assigned to TDS and U.S. Cellular by certain ratings agencies.

Debt, long-term debt (Details) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
Long term debt
Obligation on capital leases	$ 4,454,000
Total long-term debt	1,531,366,000		1,501,573,000
Less: Current portion of long-term debt	1,509,000		1,711,000
Total long-term debt excluding current portion	1,529,857,000		1,499,862,000
TDS Parent Company
Long term debt
Purchase contracts	1,097,000		1,097,000
Total long-term debt	642,347,000		624,847,000
Long term debt maturities
Scheduled principal payments 2012	1,500,000
Scheduled principal payments 2013	1,200,000
Scheduled principal payments 2014	1,500,000
Scheduled principal payments 2015	2,200,000
Scheduled principal payments 2016	3,100,000
TDS Parent Company | 7% Senior Notes
Long term debt
Interest rate on debt	7.00%	[1],[2]
Date of debt issuance	March 2011
Maturity date of debt issued	Mar 1, 2060
Call date of debt issued	Mar 1, 2016	[3]
Long term debt	300,000,000	[1],[2]
Debt issuance cost	9,700,000
TDS Parent Company | 7.6% Series A Notes
Long term debt
Interest rate on debt	7.60%	[4],[5]
Date of debt issuance	December 2001
Maturity date of debt issued	Dec 1, 2041
Call date of debt issued	Dec 1, 2006	[3]
Long term debt			282,500,000	[4],[5]
Amount of debt redeemed	282,500,000		217,500,000
Date of debt redemption	May 2, 2011		December 27, 2010
Previously capitalized debt issuance cost recognized to interest expense	7,200,000		5,600,000
TDS Parent Company | 6.625% Senior Notes
Long term debt
Interest rate on debt	6.63%	[2]
Date of debt issuance	March 2005
Maturity date of debt issued	Mar 1, 2045
Call date of debt issued	Mar 1, 2010	[3]
Long term debt	116,250,000	[2]	116,250,000	[2]
TDS Parent Company | 6.875% Senior Notes
Long term debt
Interest rate on debt	6.88%	[1],[2]
Date of debt issuance	November 2010
Maturity date of debt issued	Nov 1, 2059
Call date of debt issued	Nov 1, 2015	[3]
Long term debt	225,000,000	[1],[2]	225,000,000	[1],[2]
Debt issuance cost	7,600,000
U.S. Cellular
Long term debt
Obligation on capital leases	4,336,000		4,385,000
U.S. Cellular | 6.95% Senior Notes
Long term debt
Interest rate on debt	6.95%	[1],[2]
Date of debt issuance	May 2011
Maturity date of debt issued	May 1, 2060
Call date of debt issued	May 1, 2016	[3]
Long term debt	342,000,000	[1],[2]
Debt issuance cost	11,000,000
U.S. Cellular | 7.5% Senior Notes
Long term debt
Interest rate on debt	7.50%	[6]
Date of debt issuance	June 2004
Maturity date of debt issued	Jun 1, 2034
Call date of debt issued	Jun 1, 2009	[3]
Long term debt			330,000,000	[6]
Amount of debt redeemed	330,000,000
Date of debt redemption	June 20, 2011
Previously capitalized debt issuance cost recognized to interest expense	8,200,000
U.S. Cellular | 6.7% Senior Notes
Long term debt
Interest rate on debt	6.70%	[2]
Date of debt issuance	December 2003 and June 2004
Maturity date of debt issued	Dec 1, 2033
Call date of debt issued	Dec 1, 2003
Long term debt, face value	544,000,000		544,000,000
Unamortized discount	(9,889,000)		(10,343,000)
Long term debt	534,111,000	[2]	533,657,000	[2]
TDS Telecom | Rural Utility Service and other notes
Long term debt
Long term debt	1,976,000		2,283,000
Non Reportable Segment
Long term debt
Obligation on capital leases	118,000		393,000
Non Reportable Segment | Long term notes
Long term debt
Long term debt	6,478,000		6,008,000
Total Subsidiaries
Long term debt
Total long-term debt	$ 889,019,000		$ 876,726,000

[1]	Capitalized debt issuance costs totaled $7.6 million, $9.7 million, and $11.0 million for the TDS 6.875% and 7.0% Senior Notes and the U.S. Cellular 6.95% Senior Notes, respectively. These amounts will be amortized over the life of the respective notes. Such issuance costs are included in Other assets and deferred charges.
[2]	Interest on the notes is payable quarterly on Senior Notes outstanding at December 31, 2011, with the exception of U.S. Cellular's 6.7% note where interest is payable semi-annually.
[3]	TDS may redeem callable notes, in whole or in part at any time after the respective call date, at a redemption price equal to 100% of the principal amount redeemed plus accrued and unpaid interest. U.S. Cellular may redeem the 6.95% Senior Notes, in whole or in part at any time after the call date, at a redemption price equal to 100% of the principal amount redeemed plus accrued and unpaid interest. U.S. Cellular may redeem the 6.7% Senior Notes, in whole or in part, at any time prior to maturity at a redemption price equal to the greater of (a) 100% of the principal amount of such notes, plus accrued and unpaid interest, or (b) the sum of the present values of the remaining scheduled payments of principal and interest thereon discounted to the redemption date on a semi-annual basis at the Treasury Rate plus 30 basis points.
[4]	On December 27, 2010, TDS used the net proceeds from the issuance of the 6.875% Senior Notes to redeem $217.5 million of its unsecured 7.6% Series A Notes at a redemption price equal to 100% of the principal amount plus accrued and unpaid interest to the redemption date. As a result, $282.5 million of such unsecured 7.6% Series A Notes remained outstanding on December 31, 2010. This redemption required TDS to write-off to interest expense $5.6 million of previously capitalized debt issuance costs related to the 7.6% Series A Notes in 2010. Remaining issuance costs were included in Other assets and deferred charges at December 31, 2010.
[5]	On May 2, 2011, TDS used substantially all of the net proceeds from the issuance of the 7.0% Senior Notes to redeem $282.5 million of its unsecured 7.6% Series A Notes at a redemption price equal to 100% of the principal amount plus accrued and unpaid interest to the redemption date. This represented the entire outstanding amount of the 7.6% Series A Notes. This redemption required TDS to write-off to interest expense $7.2 million of previously capitalized debt issuance costs related to the 7.6% Series A Notes in 2011.
[6]	On June 20, 2011, U.S. Cellular used substantially all of the net proceeds from the issuance of the 6.95% Senior Notes to redeem $330 million (the entire outstanding amount) of its unsecured 7.5% Senior Notes at a redemption price equal to 100% of the principal amount plus accrued and unpaid interest to the redemption date. This redemption required U.S. Cellular to write-off to interest expense $8.2 million of previously capitalized debt issuance costs related to the 7.5% Senior Notes in 2011.

Employee Benefit Plans, defined Contribution Plan (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Contribution Pension and Other Postretirement Plans Disclosure [Abstract]
Description of defined contribution plan	Defined Contribution Plans TDS sponsors a qualified noncontributory defined contribution pension plan. The plan provides benefits for the employees of TDS Corporate, TDS Telecom and U.S. Cellular. Under this plan, pension costs are calculated separately for each participant and are funded annually. Total pension costs were $17.5 million, $17.5 million and $18.8 million in 2011, 2010 and 2009, respectively. In addition, TDS sponsors a defined contribution retirement savings plan (“401(k)”) plan. Total costs incurred from TDS’ contributions to the 401(k) plan were $22.1 million, $21.6 million and $20.9 million in 2011, 2010 and 2009, respectively. TDS also sponsors an unfunded nonqualified deferred supplemental executive retirement plan for certain employees to offset the reduction of benefits caused by the limitation on annual employee compensation under the tax laws.
401(k)
Defined Contribution Pension and Other Postretirement Plans Disclosure [Abstract]
Defined contribution cost	$ 22.1	$ 21.6	$ 20.9
Pension
Defined Contribution Pension and Other Postretirement Plans Disclosure [Abstract]
Defined contribution cost	$ 17.5	$ 17.5	$ 18.8

Employee Benefit Plans, other Post-Retirement Benefits (Details) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Amounts included in the Consolidated Statement of Comprehensive Income
Total gains (losses) recognized in Comprehensive Income net of income tax benefit (expense)	$ (5,784,000)		$ (582,000)		$ 10,983,000
Net periodic benefit cost assumptions
Discount rate assumptions	The discount rate for 2011 was determined using a hypothetical Aa spot yield curve represented by a series of annualized individual spot discount rates from six months to 99 years. The spot rate curve was derived from a direct calculation of the implied forward rate curve based on the included bond cash flows. The discount rate for 2010 was determined using a hypothetical Aa spot yield curve represented by a series of annualized individual discount rates from six months to thirty years. Each discount rate in the curve was derived by using a hypothetical zero coupon bond from an equal weighting of the bonds in distinct maturity groups. Only those bonds with yields to maturity in the top half of each maturity group were used to construct the yield curve. This yield curve, when populated with projected cash flows that represent the expected timing and amount of TDS plan benefit payments, produces a single effective interest discount rate that is used to measure the plan’s liabilities. The measurement date for actuarial determination was December 31, 2011. For measurement purposes, the annual rate of increase in the per capita cost of covered health care benefits was assumed for 2011 to be 7.9% for plan participants aged 65 and above, and 8.0% for participants under age 65. For all participants the 2011 annual rate of increase is expected to decrease to 5.0% by 2020. The 2010 expected rate of increase was 8.0% for plan participants aged 65 and above, and 7.5% for participants under age 65, decreasing to 5.0% for all participants by 2020. A 1% increase or decrease in assumed health care cost trend rates would have the following effects:
Level 1
Change in plan assets
Fair value of plan assets at end of year	41,256,000		44,992,000
Level 3
Change in plan assets
Fair value of plan assets at end of year	11,000		31,000
Bond Mutual Funds
Change in plan assets
Fair value of plan assets at beginning of year	11,552,000
Fair value of plan assets at end of year	10,098,000
Benefit plan, investment and asset allocation
Investment strategy of mutual fund	The funds seek to achieve a maximum total return, consistent with preservation of capital and prudent investment management by investing in a wide spectrum of fixed income instruments including bonds, debt securities and other similar instruments issued by government and private-sector entities.
Debt securities target asset allocation	30.00%
Debt securities actual asset allocation	29.40%		30.30%
Bond Mutual Funds | Level 1
Change in plan assets
Fair value of plan assets at end of year	10,098,000		11,552,000
Money Market Mutual Funds
Change in plan assets
Fair value of plan assets at beginning of year	2,090,000
Fair value of plan assets at end of year	2,031,000
Benefit plan, investment and asset allocation
Investment strategy of mutual fund	The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity by investing in a diversified portfolio of high-quality, dollar-denominated short-term debt securities.
Money Market Mutual Funds | Level 1
Change in plan assets
Fair value of plan assets at end of year	2,031,000		2,090,000
Equity Mutual Funds | U.S. Small Cap
Change in plan assets
Fair value of plan assets at beginning of year	4,030,000
Fair value of plan assets at end of year	3,723,000
Benefit plan, investment and asset allocation
Investment strategy of mutual fund	The fund seeks to track the performance of a benchmark index that measures the investment return of small-capitalization stocks. The fund attempts to replicate the index by investing substantially all of its assets in the stocks that make up the index in approximately the same proportion as the weighting in the index.
Equity Mutual Funds | U.S. Small Cap | Level 1
Change in plan assets
Fair value of plan assets at end of year	3,723,000		4,030,000
Equity Mutual Funds | U.S. Large Cap
Change in plan assets
Fair value of plan assets at beginning of year	18,619,000
Fair value of plan assets at end of year	18,100,000
Benefit plan, investment and asset allocation
Investment strategy of mutual fund	The funds seek to track the performance of several benchmark indices that measure the investment return of large-capitalization stocks. The funds attempt to replicate the indices by investing substantially all of their assets in the stocks that make up the various indices in approximately the same proportion as the weighting in the indices.
Equity Mutual Funds | U.S. Large Cap | Level 1
Change in plan assets
Fair value of plan assets at end of year	18,100,000		18,619,000
Equity Mutual Funds | International
Change in plan assets
Fair value of plan assets at beginning of year	8,701,000
Fair value of plan assets at end of year	7,304,000
Benefit plan, investment and asset allocation
Investment strategy of mutual fund	The funds seek to provide long-term capital appreciation by investing in the stocks of companies located outside the United States that are considered to have the potential for above-average capital appreciation.
Equity securities target asset allocation	20.00%
Equity securities actual asset allocation	17.70%		19.40%
Equity Mutual Funds | International | Level 1
Change in plan assets
Fair value of plan assets at end of year	7,304,000		8,701,000
Equity Mutual Funds | United States
Benefit plan, investment and asset allocation
Equity securities target asset allocation	50.00%
Equity securities actual asset allocation	52.90%		50.30%
Other
Change in plan assets
Fair value of plan assets at end of year	11,000		31,000
Other | Level 3
Change in plan assets
Fair value of plan assets at end of year	11,000		31,000
Post Retirement Medical Benefits
Amounts included in the Consolidated Balance Sheet, before tax
Net prior service costs	26,173,000		29,988,000
Net actuarial loss	(39,117,000)		(31,426,000)
Sum net prior service cost and net actuarial loss	(12,944,000)		(1,438,000)
Amounts to be amortized to net benefit cost
Estimated net actuarial loss amortized from accumulated other comprehensive loss into net periodic benefit cost next year	2,500,000
Estimated prior service cost gain amortized from accumulated other comprehensive loss into net periodic benefit cost next year	3,700,000
Amounts included in the Consolidated Statement of Comprehensive Income
Net actuarial gains (losses) before income tax benefit (expense)	(9,625,000)		1,180,000
Net actuarial gains (losses) deferred income tax benefit (expense)	4,787,000		260,000
Net actuarial gains (losses) net of income tax benefit (expense)	(4,838,000)		1,440,000
Amortization of prior service costs before income tax benefit (expense)	(3,815,000)		(3,815,000)
Amortization of prior service costs deferred income tax (expense) benefit	1,897,000		(840,000)
Amortization of prior service costs net of income tax benefit (expense)	(1,918,000)		(4,655,000)
Amortization of actuarial losses before income tax benefit (expense)	1,934,000		2,158,000
Amortization of actuarial losses deferred income tax benefit (expense)	(962,000)		475,000
Amortization of actuarial losses net of income tax benefit (expense)	972,000		2,633,000
Total gains (losses) recognized in Comprehensive Income before income tax benefit (expense)	(11,506,000)		(477,000)
Total gains (losses) recognized in Comprehensive Income deferred tax benefit (expense)	(5,722,000)		105,000
Total gains (losses) recognized in Comprehensive Income net of income tax benefit (expense)	(5,784,000)		(582,000)
Change in benefit obligation
Benefit obligation at beginning of year	44,270,000		42,698,000
Service cost	1,116,000		1,175,000		2,140,000
Interest cost	2,368,000		2,325,000		3,616,000
Actuarial (gain) loss	5,158,000		748,000
Prescription drug subsidy	263,000		238,000
Benefits paid	(3,062,000)		(2,914,000)
Benefit obligation at end of year	50,113,000		44,270,000		42,698,000
Change in plan assets
Fair value of plan assets at beginning of year	45,023,000		42,407,000
Actual return (loss) on plan assets	(971,000)		5,323,000
Employer contribution	277,000		207,000
Fair value of plan assets at end of year	41,267,000		45,023,000		42,407,000
Funded status	(8,846,000)		753,000
Benefit plan, investment and asset allocation
Three year return	12.45%
Five year return	2.12%
Net periodic benefit cost
Service cost	1,116,000		1,175,000		2,140,000
Interest cost	2,368,000		2,325,000		3,616,000
Expected return on plan assets	(3,496,000)		(3,395,000)		(2,800,000)
Amortization of prior service cost	(3,815,000)		(3,815,000)		(801,000)	[1]
Amortization of unrecognized net loss	(1,934,000)	[2]	(2,158,000)	[2]	(1,806,000)	[2]
Net post-retirement cost	(1,893,000)		(1,552,000)		3,961,000
Benefit obligations
Discount rate	4.70%		5.50%
Net periodic benefit cost assumptions
Discount rate	5.50%		5.60%
Expected return on plan assets	8.00%		8.25%
Health care trend rates
Ultimate health care cost trend rate	5.00%		5.00%
One percent increase effect on total service and interest cost components	25,000
One percent decrease effect on total service and interest cost components	(24,000)
One percent increase effect on post-retirement benefit obligation	488,000
One percent decrease effect on post-retirement benefit obligation	(466,000)
Estimated future post-retirement benefit payments
Estimated future post-retirement benefit payments - next twelve months	2,455,000
Estimated future post-retirement benefit payments - 2 years	2,445,000
Estimated future post-retirement benefit payments - 3 years	2,441,000
Estimated future post-retirement benefit payments - 4 years	2,374,000
Estimated future post-retirement benefit payments - 5 years	2,398,000
Estimated future post-retirement benefit payments - 6-10 years	$ 16,096,000
Post Retirement Medical Benefits | 65 and older
Health care trend rates
Health care cost trend rate	7.90%
Ultimate health care cost trend rate	8.00%
Post Retirement Medical Benefits | Under 65
Health care trend rates
Health care cost trend rate	8.00%
Ultimate health care cost trend rate	7.50%

[1]	Based on straight-line amortization over the average time remaining before active employees become fully eligible for plan benefits.
[2]	Based on straight-line amortization over the average time remaining before active employees retire.

Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Commitments And Contingencies Disclosure [Abstract]
Operating leases	TDS and its subsidiaries have leases for certain plant facilities, office space, retail store sites, cell sites and data-processing equipment which are accounted for as operating leases. Certain leases have renewal options and/or fixed rental increases. Renewal options that are reasonably assured of exercise are included in determining the lease term. Any rent abatements or lease incentives, in addition to fixed rental increases, are included in the calculation of rent expense and calculated on a straight-line basis over the defined lease term.
Capital leases	TDS accounts for certain lease agreements as capital leases. The short- and long-term portions of capital lease obligations totaled $0.2 million and $4.2 million, respectively, as of December 31, 2011 and $0.4 million and $4.4 million, respectively, as of December 31, 2010. The short- and long-term portions of capital lease obligations are included in Current portion of long-term debt and Long-term debt in the Consolidated Balance Sheet.
Short-term capital lease obligation	$ 245
Long-term capital lease obligation	$ 4,209

Commitments and Contingencies, minimum lease obligations (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Operating Leases Future Minimum Payments Due Abstract
Operating Leases - Future Minimum Rental Payments 2012	$ 164,882
Operating Leases - Future Minimum Rental Payments 2013	143,959
Operating Leases - Future Minimum Rental Payments 2014	116,968
Operating Leases - Future Minimum Rental Payments 2015	93,553
Operating Leases - Future Minimum Rental Payments 2016	74,264
Operating Leases - Future Minimum Rental Payments After 2016	784,023
Operating Leases - Future Minimum Rental Payments Total	1,377,649
Operating Leases Future Minimum Payments Receivable Abstract
Operating Leases - Future Minimum Rental Receipts 2012	37,278
Operating Leases - Future Minimum Rental Receipts 2013	30,797
Operating Leases - Future Minimum Rental Receipts 2014	25,078
Operating Leases - Future Minimum Rental Receipts 2015	16,456
Operating Leases - Future Minimum Rental Receipts 2016	6,839
Operating Leases - Future Minimum Rental Receipts After 2016	5,894
Operating Leases - Future Minimum Rental Receipts Total	122,342
Capital Leases Future Minimum Payments Due Abstract
Capital Leases - Future Minimum Rental Payments 2012	666
Capital Leases - Future Minimum Rental Payments 2013	564
Capital Leases - Future Minimum Rental Payments 2014	573
Capital Leases - Future Minimum Rental Payments 2015	582
Capital Leases - Future Minimum Rental Payments 2016	594
Capital Leases - Future Minimum Rental Payments After 2017	5,305
Capital Leases - Future Minimum Rental Payments Total	8,284
Less: Interest expense	(3,830)
Present value of minimum lease payments	4,454
Less: Current portion of obligations under capital leases	(245)
Long-term portion of obligations under capital leases	$ 4,209

Commitments and Contingencies, additional lease information (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Commitments And Contingencies Disclosure [Abstract]
Rent expense, noncancellable long-term operating lease	$ 187.4	$ 178.1	$ 169
Rent expense, cancellable short-term operating lease	9	10.9	11.5
Rent revenue	$ 39.2	$ 35.4	$ 31.8

Commitments and Contingencies, legal accruals and unasserted claims (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Loss Contingency Estimate Abstract
Accrual for legal proceedings and unasserted claims	$ 1.9	$ 7.8

Common Stockholders' Equity, Equity Rollforward (Details)	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2011 TDS Parent Company Before Share Consolidation	Dec. 31, 2011 TDS Parent Company After Share Consolidation	Dec. 31, 2011 Common Shares		Dec. 31, 2010 Common Shares		Dec. 31, 2011 Common Shares TDS Parent Company		Dec. 31, 2010 Common Shares TDS Parent Company	Dec. 31, 2008 Common Shares TDS Parent Company	Dec. 31, 2011 Common Shares TDS Parent Company Before Share Consolidation	Jan. 24, 2012 Common Shares TDS Parent Company After Share Consolidation	Dec. 31, 2011 Common Shares TDS Parent Company After Share Consolidation	Dec. 31, 2011 Common Shares TDS Parent Company Treasury Shares		Dec. 31, 2010 Common Shares TDS Parent Company Treasury Shares	Dec. 31, 2009 Common Shares TDS Parent Company Treasury Shares	Dec. 31, 2011 Common Shares TDS Parent Company 401(k) Before Share Consolidation	Jan. 24, 2012 Common Shares TDS Parent Company 401(k) After Share Consolidation	Dec. 31, 2010 Special Common Shares		Dec. 31, 2011 Special Common Shares TDS Parent Company		Dec. 31, 2009 Special Common Shares TDS Parent Company	Dec. 31, 2008 Special Common Shares TDS Parent Company	Dec. 31, 2011 Special Common Shares TDS Parent Company Before Share Consolidation	Dec. 31, 2011 Special Common Shares TDS Parent Company Treasury Shares		Dec. 31, 2010 Special Common Shares TDS Parent Company Treasury Shares	Dec. 31, 2009 Special Common Shares TDS Parent Company Treasury Shares	Dec. 31, 2011 Special Common Shares TDS Parent Company 401(k) Before Share Consolidation	Dec. 31, 2011 Series A Common Shares		Dec. 31, 2010 Series A Common Shares		Dec. 31, 2011 Series A Common Shares TDS Parent Company		Dec. 31, 2010 Series A Common Shares TDS Parent Company	Dec. 31, 2009 Series A Common Shares TDS Parent Company	Jan. 24, 2012 Series A Common Shares TDS Parent Company After Share Consolidation
Common stockholders' equity, other disclosures
Shares reserved															6,549,000		7,119,000					45,000	90,000							6,730,000					45,000
Voting rights					As of December 31, 2011, the holders of Common Shares and Special Common Shares were entitled to one vote per share. The holders of Common Shares had full voting rights; the holders of Special Common Shares had limited voting rights. Other than the election of directors, the Special Common Shares had no votes except as otherwise required by law. The holders of Series A Common Shares were entitled to ten votes per share.	The Series A Common Shares continue to have ten votes per share in such matters and the vote per share of the Common Shares floats and is determined each time there is a vote on matters other than the election of directors.										43.3%																												56.7%
Common stockholders' equity, share rollforward
Common stock, shares issued beginning balance	132,621,000	[1]	127,045,000	[1]			125,502,000	[1]	57,093,000	[1]	57,093,000		57,082,000	57,082,000										63,442,000	[1]	63,442,000		63,442,000	63,442,000							7,119,000	[1]	6,510,000	[1]	6,510,000		6,492,000	6,461,000
Treasury shares, beginning balance	24,165,000	[1]	23,109,000	[1]			24,165,000	[1]	7,198,000	[1]								7,198,000		7,277,000	5,435,000			15,911,000	[1]						15,911,000		13,717,000	9,352,000
Repurchase of shares																					1,854,000										748,000		2,394,000	4,520,000
Conversion of Series A Common Shares													11,000																													(11,000)
Dividend reinvestment, incentive and compensation plans																		(86,000)		(79,000)	(12,000)										(226,000)		(200,000)	(155,000)						39,000		29,000	31,000
Reclassification as a result of Share Consolidation Amendment											68,409,000	[2]						17,053,000	[2]							(63,442,000)	[2]				(16,433,000)	[2]								570,000	[2]
Common stock, shares issued ending balance	132,621,000	[1]	127,045,000	[1]			125,502,000	[1]	57,093,000	[1]	125,502,000		57,093,000	57,082,000										63,442,000	[1]			63,442,000	63,442,000							7,119,000	[1]	6,510,000	[1]	7,119,000		6,510,000	6,492,000
Treasury shares, ending balance	24,165,000	[1]	23,109,000	[1]			24,165,000	[1]	7,198,000	[1]								24,165,000		7,198,000	7,277,000			15,911,000	[1]								15,911,000	13,717,000

[1]	The December 31, 2011 amounts reflect the impact of the Share Consolidation Amendment to the Restated Certificate of Incorporation of TDS, as approved by the TDS shareholders on January 13, 2012. See Note 21—Subsequent Events for additional information.
[2]	Reflects the impact of the Share Consolidation Amendment to the Restated Certificate of Incorporation of TDS, as approved by the TDS shareholders on January 13, 2012. See Note 21—Subsequent Events for additional information.

Common Stockholders' Equity, Equity Repurchase (Details) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Class of Stock [Line Items]
Amount	$ 21,500,000		$ 68,056,000		$ 176,625,000
Treasury Shares
Class of Stock [Line Items]
Amount	21,500,000		68,053,000		176,601,000
TDS Parent Company
Class of Stock [Line Items]
Common share repurchase authorization	On November 19, 2009, the Board of Directors of TDS authorized a $250 million stock repurchase program for both TDS Common and Special Common Shares from time to time pursuant to open market purchases, block transactions, private purchases or otherwise, depending on market conditions.
Repurchase authorization, dollar value	250,000,000
Repurchase expiration	November 19, 2012
Common Shares | TDS Parent Company | Treasury Shares
Class of Stock [Line Items]
Number of shares acquired					1,854,000
Average cost per share					$ 29.71
Amount					55,103,000	[1]
Special Common Shares | TDS Parent Company | Treasury Shares
Class of Stock [Line Items]
Number of shares acquired	748,000		2,394,000		4,520,000
Average cost per share	$ 28.73		$ 28.42		$ 26.88
Amount	21,500,000	[1]	68,053,000	[1]	121,497,000	[1]
US Cellular Common Shares | U.S. Cellular
Class of Stock [Line Items]
Common share repurchase authorization	On November 17, 2009, the Board of Directors of U.S. Cellular authorized the repurchase of up to 1,300,000 Common Shares on an annual basis beginning in 2009 and continuing each year thereafter, on a cumulative basis. These purchases will be made pursuant to open market purchases, block purchases, private purchases, or otherwise, depending on market prices and other conditions.
The increase in number of shares allowed to be repurchased	1,300,000
Repurchase expiration	This authorization does not have an expiration date.
US Cellular Common Shares | U.S. Cellular | Treasury Shares
Class of Stock [Line Items]
Number of shares acquired	1,276,000		1,235,000		887,000
Average cost per share	$ 48.82		$ 42.76		$ 37.86
Amount	$ 62,294,000	[1]	$ 52,827,000	[1]	$ 33,585,000	[1]

[1]	Amounts reported in the Consolidated Statement of Cash Flows may differ from these amounts due to repurchases and subsequent cash settlements occurring in different years.

Common Stockholders' Equity, Accumulated Other Comprehensive Income (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Balance, beginning of period	$ (3,208)
Add (deduct)
Net unrealized gain (loss) on equity investments	138	84	(302)
Net change related to retirement plan	(5,784)	(582)	10,983
Balance, end of period	(8,854)	(3,208)
Equity Method Investments
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Balance, beginning of period	390	306
Add (deduct)
Net unrealized gain (loss) on equity investments	138	84
Balance, end of period	528	390
Retirement Plans
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Balance, beginning of period	(3,598)	(3,016)
Add (deduct)
Net actuarial gains (losses) before income tax benefit (expense)	(9,625)	1,180
Amortization of prior service costs before income tax benefit (expense)	(3,815)	(3,815)
Amortization of actuarial losses	1,934	2,158
Total gains (losses) recognized in Comprehensive Income before income tax benefit (expense)	(11,506)	(477)
Deferred income tax benefit (expense)	5,722	(105)
Net change related to retirement plan	(5,784)	(582)
Balance, end of period	(9,382)	(3,598)
Accumulated Other Comprehensive Income (Loss)
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Balance, beginning of period	(3,208)	(2,710)
Add (deduct)
Net unrealized gain (loss) on equity investments	138	84	(302)
Net change related to retirement plan	(5,784)	(582)	10,983
Balance, end of period	$ (8,854)	$ (3,208)	$ (2,710)

Stock-Based Compensation, TDS Consolidated (Details) (USD $)	12 Months Ended																								0 Months Ended			6 Months Ended									12 Months Ended
	Dec. 31, 2011 Year	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Cost of services and products	Dec. 31, 2010 Cost of services and products	Dec. 31, 2009 Cost of services and products	Dec. 31, 2011 Selling, general and administrative expense	Dec. 31, 2010 Selling, general and administrative expense	Dec. 31, 2009 Selling, general and administrative expense	Dec. 31, 2011 Long-Term Incentive Plans Stock Options	Dec. 31, 2010 Long-Term Incentive Plans Stock Options	Dec. 31, 2009 Long-Term Incentive Plans Stock Options	Dec. 31, 2011 Long-Term Incentive Plans Restricted Stock Units	Dec. 31, 2010 Long-Term Incentive Plans Restricted Stock Units	Dec. 31, 2009 Long-Term Incentive Plans Restricted Stock Units	Dec. 31, 2011 Long-Term Incentive Plans Deferred Compensation Stock Units	Dec. 31, 2010 Long-Term Incentive Plans Deferred Compensation Stock Units	Dec. 31, 2009 Long-Term Incentive Plans Deferred Compensation Stock Units	Dec. 31, 2011 Employee Stock Purchase Plan	Dec. 31, 2010 Employee Stock Purchase Plan	Dec. 31, 2009 Employee Stock Purchase Plan	Dec. 31, 2011 Non-Employee Directors' Plan	Dec. 31, 2010 Non-Employee Directors' Plan	Dec. 31, 2009 Non-Employee Directors' Plan	Jan. 13, 2012 TDS Parent Company Share Consolidation Before Share Consolidation	Jan. 24, 2012 TDS Parent Company Share Consolidation After Share Consolidation	Jan. 24, 2012 TDS Parent Company Tandem Options	Jun. 30, 2011 TDS Parent Company Long-Term Incentive Plans	Jun. 30, 2011 TDS Parent Company Long-Term Incentive Plans Stock Options	Jun. 30, 2011 TDS Parent Company Long-Term Incentive Plans Restricted Stock Units	Jun. 30, 2011 TDS Parent Company Long-Term Incentive Plans Deferred Compensation Stock Units	Jun. 30, 2011 TDS Parent Company Employee Stock Purchase Plan	Jan. 24, 2012 TDS Parent Company Common Shares Share Consolidation	Dec. 31, 2011 TDS Parent Company Common Shares 2011 Long-Term Incentive Plan After Share Consolidation	Dec. 31, 2011 TDS Parent Company Common Shares 2004 Long-Term Incentive Plan	Dec. 31, 2011 TDS Parent Company Common Shares 2004 Long-Term Incentive Plan Before Share Consolidation	Dec. 31, 2011 TDS Parent Company Common Shares 2004 Long-Term Incentive Plan After Share Consolidation	Dec. 31, 2011 TDS Parent Company Common Shares Non-Employee Directors' Plan After Share Consolidation	Dec. 31, 2011 TDS Parent Company Common Shares Automatic Dividend Reinvestment and Stock Purchase Plans Before Share Consolidation	Jan. 24, 2012 TDS Parent Company Special Common Shares Share Consolidation	Dec. 31, 2011 TDS Parent Company Special Common Shares 2004 Long-Term Incentive Plan Before Share Consolidation	Dec. 31, 2011 TDS Parent Company Special Common Shares Non-Employee Directors' Plan Before Share Consolidation	Dec. 31, 2011 TDS Parent Company Special Common Shares Automatic Dividend Reinvestment and Stock Purchase Plans Before Share Consolidation	Jan. 24, 2012 TDS Parent Company Series A Common Shares Share Consolidation	Dec. 31, 2011 TDS Parent Company Series A Common Shares Series A Common Share Automatic Dividend Reinvestment Plan Before Share Consolidation
Stock-based compensation, overview
Terms of award																												Under the TDS 2004 Long-Term Incentive Plan, TDS granted fixed and performance based incentive and non-qualified stock options, restricted stock, restricted stock units, and deferred compensation stock unit awards to key employees. On January 13, 2012, TDS shareholders approved Amendments to the Restated Certificate of Incorporation of TDS which included both; a Share Consolidation Amendment, and adoption of the TDS 2011 Long-Term Incentive Plan, which replaced the TDS 2004 Long-Term Incentive Plan for grants going forward. Under the TDS 2011 Long-Term Incentive Plan, TDS may grant fixed and performance based incentive and non-qualified stock options, restricted stock, restricted stock units, and deferred compensation stock unit awards to key employees.	Stock options granted to key employees are exercisable over a specified period not in excess of ten years. Stock options generally vest over periods up to three years from the date of grant. Stock options outstanding at December 31, 2011 expire between 2012 and 2021. However, vested stock options typically expire 30 days after the effective date of an employee’s termination of employment for reasons other than retirement. Employees who leave at the age of retirement have 90 days (or one year if they satisfy certain requirements) within which to exercise their vested stock options. The exercise price of options equals the market value of TDS common stock on the date of grant.	TDS also grants restricted stock unit awards to key employees. As of December 31, 2011, each restricted stock unit outstanding was convertible into one Special Common Share upon the vesting of such restricted stock units. As a result of the Share Consolidation Amendment each outstanding restricted stock unit was reclassified and became convertible into one Common Share Award. The restricted stock unit awards currently outstanding were granted in 2010 and 2011 and will vest in December 2012 and 2013, respectively.	Certain TDS employees may elect to defer receipt of all or a portion of their annual bonuses and to receive a company matching contribution on the amount deferred. All bonus compensation that is deferred by employees electing to participate is immediately vested and is deemed to be invested in TDS Common Share units or TDS Special Common Share units. The amount of TDS’ matching contribution depends on the portion of the annual bonus that is deferred. Participants receive a 25% stock unit match for amounts deferred up to 50% of their total annual bonus and a 33% match for amounts that exceed 50% of their total annual bonus; such matching contributions also are deemed to be invested in TDS Common Share units or TDS Special Common Share units.	The TDS 2009 Employee Stock Purchase Plan became effective January 1, 2009. All remaining shares reserved under this plan were issued and the plan was terminated in the fourth quarter of 2011, in advance of its original termination date of December 31, 2013. Under this plan, eligible employees of TDS and its subsidiaries could purchase a limited number of TDS Special Common Shares on a quarterly basis.
Shares reserved for equity awards granted and to be granted																																		6,000,000		1,955,000	8,055,000	55,000	282,000		8,999,000	55,000	242,000		70,000
Shares reserved, impact of share consolidation																																					100,000
Shares reserved for expected equity awards granted and expected to be granted																																			7,895,000
Stock based compensation
Stock-based compensation expense	$ 36,837,000	$ 35,128,000	$ 32,486,000	$ 2,888,000	$ 2,290,000	$ 2,450,000	$ 33,949,000	$ 32,838,000	$ 30,036,000	$ 20,443,000	$ 18,623,000	$ 17,075,000	$ 14,905,000	$ 14,781,000	$ 13,823,000	$ 124,000	$ 269,000	$ 281,000	$ 485,000	$ 566,000	$ 471,000	$ 880,000	$ 889,000	$ 836,000
Income tax benefit	(13,862,000)	(13,288,000)	(12,228,000)
Total stock-based compensation expense, net of income taxes	22,975,000	21,840,000	20,258,000
Unrecognized compensation cost for all stock-based compensation awards	$ 37,800,000
Weighted average period for recognition of unrecognized compensation cost for all stock-based compensation awards	1.8
Subsequent events
Subsequent event, date																									Jan 13, 2012	Jan 24, 2012
Share conversion ratio, Common shares																																	1.087							1
Share conversion ratio, Series A Common shares																																												1.087
Share conversion ratio, Tandem Options																											2.087

Stock-Based Compensation, TDS excluding U.S. Cellular, Valuation model (Details) (TDS Parent Company, 2004 Long-Term Incentive Plan, Stock Options)	12 Months Ended
	Dec. 31, 2011 Year	Dec. 31, 2010 Year	Dec. 31, 2009 Year
TDS Parent Company | 2004 Long-Term Incentive Plan | Stock Options
Black Scholes valuation model assumptions
Expected life	5.5	5.3	5.1
Expected annual volatility rate	37.60%	37.80%	43.00%
Dividend yield	1.60%	1.70%	1.60%
Risk-free interest rate	2.10%	2.10%	2.50%
Estimated annual forfeiture rate	3.00%	3.00%	1.90%

Stock-Based Compensation, TDS excluding U.S. Cellular, Stock option rollforward schedules (Details) (TDS Parent Company, 2004 Long-Term Incentive Plan, USD $)	12 Months Ended
	Dec. 31, 2011 Year	Dec. 31, 2010	Dec. 31, 2009
Tandem Options
Stock compensation, stock option rollforward schedule, number of shares
Outstanding, begin of period	651,000	901,000	987,000
Exercisable options, begin of period	651,000	901,000	987,000
Exercised options	(2,000)	(2,000)	(6,000)
Expired options	(78,000)	(248,000)	(80,000)
Reclassification of Tandem Options	(571,000)
Outstanding, end of period		651,000	901,000
Exercisable options, end of period		651,000	901,000
Stock compensation, stock option rollforward schedule, other information
Options outstanding, begin of period - weighted average exercise price	$ 69.6	$ 81.73	$ 81.03
Options exercisable, begin of period - weighted average exercise price	$ 69.6	$ 81.73	$ 81.03
Options exercised, weighted average exercise price	$ 53.77	$ 45.53	$ 49.84
Options expired, weighted average exercise price	$ 99.23	$ 113.56	$ 75.44
Options, impact of Share Consolidation, weighted average exercise price	$ 65.64
Options outstanding, end of period - weighted average exercise price		$ 69.6	$ 81.73
Options exercisable, end of period - weighted average exercise price		$ 69.6	$ 81.73
Aggregate intrinsic value, options exercised	$ 30,000	$ 46,000	$ 50,000
Aggregate intrinsic value, impact of Share Consolidation	158,000
Weighted average remaining contractual life, impact of Share Consolidation	2.1
Common Shares | Stock Options
Stock compensation, stock option rollforward schedule, number of shares
Reclassification of Tandem Options	1,192,000
Reclassification of Special Common Options	6,024,000
Outstanding, end of period	7,216,000
Exercisable options, end of period	4,865,000
Stock compensation, stock option rollforward schedule, other information
Options, reclassification of Tandem Options, weighted average exercise price	$ 31.45
Options, reclassification of Special Common Options, weighted average exercise price	$ 34.38
Options outstanding, end of period - weighted average exercise price	$ 33.89
Options exercisable, end of period - weighted average exercise price	$ 36.67
Aggregate intrinsic value, options outstanding	373,000
Aggregate intrinsic value, options exercisable	373,000
Weighted average remaining contractual life, outstanding	6.5
Weighted average remaining contractual life, exercisable	5.4
Special Common Shares | Stock Options
Stock compensation, stock option rollforward schedule, number of shares
Outstanding, begin of period	5,108,000	3,860,000	2,614,000
Exercisable options, begin of period	2,506,000	1,732,000	1,428,000
Granted options	1,034,000	1,387,000	1,399,000
Exercised options	(5,000)	(5,000)
Forfeited options	(34,000)	(105,000)	(68,000)
Expired options	(79,000)	(29,000)	(85,000)
Reclassification of Special Common Options	(6,024,000)
Outstanding, end of period		5,108,000	3,860,000
Exercisable options, end of period		2,506,000	1,732,000
Stock compensation, stock option rollforward schedule, other information
Options outstanding, begin of period - weighted average exercise price	$ 35.41	$ 38.46	$ 44.77
Options exercisable, begin of period - weighted average exercise price	$ 43.14	$ 48.91	$ 52.59
Options granted, weighted average exercise price	$ 29.94	$ 26.66	$ 26.95
Options exercised, weighted average exercise price	$ 26.95	$ 26.95
Options forfeited, weighted average exercise price	$ 28.12	$ 29.64	$ 31.19
Options expired, weighted average exercise price	$ 35	$ 45.16	$ 48.81
Options, impact of Share Consolidation, weighted average exercise price	$ 34.38
Options outstanding, end of period - weighted average exercise price		$ 35.41	$ 38.46
Options exercisable, end of period - weighted average exercise price		$ 43.14	$ 48.91
Options granted, weighted average grant date fair value	$ 9.59	$ 8.37	$ 9.6
Aggregate intrinsic value, options exercised	$ 19,000	$ 17,000
Weighted average remaining contractual life, impact of Share Consolidation	7.3

Stock-Based Compensation, TDS excluding U.S. Cellular, Nonvested shares and other stock compensation disclosures (Details) (TDS Parent Company, USD $)
In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Deferred Compensation Stock Units
Stock based compensation, Nonvested shares weighted average grant date fair value
Fair value of vested stock units	$ 0.1	$ 0.1	$ 0.1
Weighted average grant date fair value	$ 28.15	$ 28.72	$ 23.35
Shares issued and granted under stock compensation plans
Vested number of shares, unissued	186,000
Restricted Stock Units
Stock based compensation, Nonvested shares weighted average grant date fair value
Fair value of vested stock units	4.1	4.2	2.6
Weighted average grant date fair value	$ 28.73	$ 25.53	$ 26.95
2004 Long-Term Incentive Plan | Deferred Compensation Stock Units
Shares issued and granted under stock compensation plans
Vested number of shares, unissued, fair value	$ 4.8
Common Shares | Restricted Stock Units
Stock based compensation, Nonvested shares rollforward, number of shares
Impact of Share Consolidation number of shares	389,000
Nonvested stock units, end of period - Number of shares	389,000
Stock based compensation, Nonvested shares weighted average grant date fair value
Impact of Share Consolidation, weighted average grant date fair value	$ 27.45
Nonvested stock units - end of period weighted average grant date fair value	$ 27.45
Special Common Shares | Restricted Stock Units
Stock based compensation, Nonvested shares rollforward, number of shares
Nonvested stock units, begin of period - Number of shares	334,000
Granted number of shares	236,000
Vested number of shares	(179,000)
Forfeited number of shares	(2,000)
Impact of Share Consolidation number of shares	(389,000)
Stock based compensation, Nonvested shares weighted average grant date fair value
Nonvested stock units - begin of period weighted average grant date fair value	$ 26.28
Granted weighted average grant date fair value	$ 28.73
Vested weighted average grant date fair value	$ 26.95
Forfeited weighted average grant date fair value	$ 26.92
Impact of Share Consolidation, weighted average grant date fair value	$ 27.45
Shares issued and granted under stock compensation plans
Granted number of shares	236,000
Special Common Shares | Non-Employee Directors' Plan
Shares issued and granted under stock compensation plans
Shares issued	19,000	19,000	15,000

Stock-Based Compensation, U.S. Cellular, Overview and Valuation model (Details) (U.S. Cellular)	12 Months Ended
	Dec. 31, 2011 Year	Dec. 31, 2010 Year	Dec. 31, 2009 Year
2005 Long-Term Incentive Plan
Stock-based compensation, overview
Terms of award	Under the U.S. Cellular 2005 Long-Term Incentive Plan, U.S. Cellular may grant fixed and performance based incentive and non-qualified stock options, restricted stock, restricted stock units, and deferred compensation stock unit awards to key employees. At December 31, 2011, the only types of awards outstanding are fixed non-qualified stock option awards, restricted stock unit awards, and deferred compensation stock unit awards.
2005 Long-Term Incentive Plan | Stock Options
Stock-based compensation, overview
Terms of award	Stock options granted to key employees are exercisable over a specified period not in excess of ten years. Stock options generally vest over a period of three years from the date of grant. Stock options outstanding at December 31, 2011 expire between 2012 and 2021. However, vested stock options typically expire 30 days after the effective date of an employee’s termination of employment for reasons other than retirement. Employees who leave at the age of retirement have 90 days (or one year if they satisfy certain requirements) within which to exercise their vested stock options. The exercise price of options equals the market value of U.S. Cellular Common Shares on the date of grant. U.S. Cellular uses treasury stock to satisfy requirements for Common Shares issued pursuant to its various stock-based compensation plans.
2005 Long-Term Incentive Plan | Restricted Stock Units
Stock-based compensation, overview
Terms of award	U.S. Cellular estimates the fair value of restricted stock units based on the closing market price of U.S. Cellular shares on the date of grant. The fair value is then recognized as compensation cost on a straight-line basis over the requisite service periods of the awards, which is generally the vesting period. U.S. Cellular grants restricted stock unit awards, which generally vest after three years, to key employees.
2005 Long-Term Incentive Plan | Deferred Compensation Stock Units
Stock-based compensation, overview
Terms of award	Certain U.S. Cellular employees may elect to defer receipt of all or a portion of their annual bonuses and to receive a company matching contribution on the amount deferred. All bonus compensation that is deferred by employees electing to participate is immediately vested and is deemed to be invested in U.S. Cellular Common Share stock units. The amount of U.S. Cellular’s matching contribution depends on the portion of the annual bonus that is deferred. Participants receive a 25% match for amounts deferred up to 50% of their total annual bonus and a 33% match for amounts that exceed 50% of their total annual bonus; such matching contributions also are deemed to be invested in U.S. Cellular Common Share stock units.
2009 Employee Stock Purchase Plan
Stock-based compensation, overview
Terms of award	The U.S. Cellular 2009 Employee Stock Purchase Plan became effective January 1, 2009. All remaining shares reserved under this plan were issued and the plan was terminated in the fourth quarter of 2011, in advance of its original termination date of December 31, 2013. Under this plan, eligible employees of U.S. Cellular and its subsidiaries could purchase a limited number of U.S. Cellular Common Shares on a quarterly basis. U.S. Cellular employees were also eligible to participate in the TDS Employee Stock Purchase Plan before this was terminated in the fourth quarter of 2011.
US Cellular Common Shares | 2005 Long-Term Incentive Plan
Stock-based compensation, overview
Shares reserved for equity awards granted and to be granted	5,836,000
US Cellular Common Shares | 2005 Long-Term Incentive Plan | Stock Options
Black Scholes valuation model assumptions
Expected life	4.3		3.9
Expected life, minimum		0.9
Expected life, maximum		8
Expected annual volatility rate, minimum	43.40%	26.90%	40.30%
Expected annual volatility rate, maximum	44.80%	43.90%	44.20%
Dividend yield	0.00%	0.00%	0.00%
Risk-free interest rate, minimum	0.70%	0.40%	1.20%
Risk-free interest rate, maximum	2.00%	3.10%	2.20%
Estimated annual forfeiture rate			6.90%
Estimated annual forfeiture rate, minimum	0.00%	0.00%
Estimated annual forfeiture rate, maximum	7.80%	8.40%
US Cellular Common Shares | Non-Employee Directors' Plan
Stock-based compensation, overview
Shares reserved for equity awards granted and to be granted	32,000

Stock-Based Compensation, U.S. Cellular, Stock option rollforward schedules (Details) (U.S. Cellular, US Cellular Common Shares, 2005 Long-Term Incentive Plan, Stock Options, USD $)	12 Months Ended
	Dec. 31, 2011 Year	Dec. 31, 2010	Dec. 31, 2009
U.S. Cellular | US Cellular Common Shares | 2005 Long-Term Incentive Plan | Stock Options
Stock compensation, stock option rollforward schedule, number of shares
Outstanding, begin of period	2,262,000	2,029,000	1,626,000
Exercisable options, begin of period	1,151,000	1,046,000	624,000
Granted options	595,000	831,000	748,000
Exercised options	(173,000)	(317,000)	(181,000)
Forfeited options	(72,000)	(88,000)	(130,000)
Expired options	(175,000)	(193,000)	(34,000)
Outstanding, end of period	2,437,000	2,262,000	2,029,000
Exercisable options, end of period	1,321,000	1,151,000	1,046,000
Stock compensation, stock option rollforward schedule, other information
Options outstanding, begin of period - weighted average exercise price	$ 49.12	$ 51.37	$ 57.15
Options exercisable, begin of period - weighted average exercise price	$ 54.64	$ 54.4	$ 51.56
Options granted, weighted average exercise price	$ 51.7	$ 41.98	$ 34.21
Options exercised, weighted average exercise price	$ 37.5	$ 38.6	$ 34.01
Options forfeited, weighted average exercise price	$ 45.97	$ 44.28	$ 47.98
Options expired, weighted average exercise price	$ 57.05	$ 61.5	$ 56.84
Options granted, weighted average grant date fair value	$ 19.42	$ 13.75	$ 11.75
Options outstanding, end of period - weighted average exercise price	$ 50.1	$ 49.12	$ 51.37
Options exercisable, end of period - weighted average exercise price	$ 53.68	$ 54.64	$ 54.4
Aggregate intrinsic value, options exercised	$ 2,099,000	$ 1,555,000	$ 821,000
Aggregate intrinsic value, options outstanding	4,423,000
Aggregate intrinsic value, options exercisable	$ 2,361,000
Weighted average remaining contractual life, outstanding	6.9
Weighted average remaining contractual life, exercisable	5.5

Stock-Based Compensation, U.S. Cellular, Nonvested shares and other stock compensation disclosures (Details) (U.S. Cellular, US Cellular Common Shares, USD $)
In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
2005 Long-Term Incentive Plan | Restricted Stock Units
Stock based compensation, Nonvested shares rollforward, number of shares
Nonvested stock units, begin of period - Number of shares	752,000
Granted number of shares	346,000
Vested number of shares	(189,000)
Forfeited number of shares	(64,000)
Nonvested stock units, end of period - Number of shares	845,000	752,000
Stock based compensation, Nonvested shares weighted average grant date fair value
Nonvested stock units - begin of period weighted average grant date fair value	$ 42.69
Granted weighted average grant date fair value	$ 49.35	$ 42.21	$ 33
Vested weighted average grant date fair value	$ 55.93
Forfeited weighted average grant date fair value	$ 42.48
Nonvested stock units - end of period weighted average grant date fair value	$ 42.48	$ 42.69
Fair value of vested stock units	$ 9.5	$ 4.7	$ 4.2
2005 Long-Term Incentive Plan | Deferred Compensation Stock Units
Stock based compensation, Nonvested shares weighted average grant date fair value
Granted weighted average grant date fair value	$ 48.72	$ 40.76	$ 33.58
Fair value of vested stock units	0.1	0.4	0.1
Shares issued and granted under stock compensation plans
Vested number of shares, unissued	3,000
Vested number of shares, unissued, fair value	$ 0.1
Non-Employee Directors' Plan
Shares issued and granted under stock compensation plans
Shares issued	6,600	9,000	5,200

Business Segment (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Business Segment Information
Operating revenues	$ 5,180,471		$ 4,986,829		$ 5,019,943
Cost of services and products (excluding Depreciation, amortization and accretion expense reported below)	2,041,142		1,911,554		1,870,663
Selling, general and administrative expense	2,011,861		2,011,772		1,964,431
Adjusted OIBDA	1,127,468	[1]	1,063,503	[1]	1,184,849	[1]
Depreciation, amortization and accretion expense	765,776		755,649		744,247
Loss on impairment of intangible assets					14,000
(Gain) loss on asset disposals and exchanges, net	(810)		11,763		18,758
Operating income (loss)	362,502		296,091		407,844
Equity in earnings of unconsolidated entities	82,538		98,074		90,732
Gain on investment	24,103
Investments in unconsolidated entities	173,710		197,922		203,799
Total assets	8,201,005		7,696,117		7,575,312
Capital expenditures	971,759		739,222		657,817
U.S. Cellular
Business Segment Information
Operating revenues	4,343,346		4,177,681		4,213,880
Cost of services and products (excluding Depreciation, amortization and accretion expense reported below)	1,711,679		1,597,912		1,545,847
Selling, general and administrative expense	1,779,203		1,796,624		1,747,404
Adjusted OIBDA	852,464	[1]	783,145	[1]	920,629	[1]
Depreciation, amortization and accretion expense	573,557		570,955		564,935
Loss on impairment of intangible assets					14,000
(Gain) loss on asset disposals and exchanges, net	(1,873)		10,717		16,169
Operating income (loss)	280,780		201,473		325,525
Equity in earnings of unconsolidated entities	83,566		97,318		96,800
Gain on investment	11,373
Investments in unconsolidated entities	138,096		160,847		161,481
Total assets	6,327,976		5,875,549	[2]	5,716,848	[2]
Capital expenditures	782,526		583,134		546,758
TDS Telecom ILEC
Business Segment Information
Operating revenues	644,991		617,394		599,527
Cost of services and products (excluding Depreciation, amortization and accretion expense reported below)	215,093		196,298		194,030
Selling, general and administrative expense	173,949		173,020		170,505
Adjusted OIBDA	255,949	[1]	248,076	[1]	234,992	[1]
Depreciation, amortization and accretion expense	158,554		149,375		142,913
(Gain) loss on asset disposals and exchanges, net	1,158		769		1,949
Operating income (loss)	96,237		97,932		90,130
Equity in earnings of unconsolidated entities	8		13		17
Investments in unconsolidated entities	3,808		3,806		3,660
Total assets	1,585,240		1,478,085		1,463,275
Capital expenditures	168,801		137,002		98,297
TDS Telecom CLEC
Business Segment Information
Operating revenues	180,332		187,984		199,375
Cost of services and products (excluding Depreciation, amortization and accretion expense reported below)	91,348		96,934		104,057
Selling, general and administrative expense	64,509		64,107		67,108
Adjusted OIBDA	24,475	[1]	26,943	[1]	28,210	[1]
Depreciation, amortization and accretion expense	21,976		24,679		24,403
(Gain) loss on asset disposals and exchanges, net	85		362		452
Operating income (loss)	2,414		1,902		3,355
Total assets	118,231		123,762		125,508
Capital expenditures	22,361		20,303		22,240
TDS Telecom ILEC CLEC Eliminations
Business Segment Information
Operating revenues	(9,935)		(9,536)		(9,050)
Cost of services and products (excluding Depreciation, amortization and accretion expense reported below)	(8,238)		(8,848)		(7,979)
Selling, general and administrative expense	(1,697)		(688)		(1,071)
TDS Telecom
Business Segment Information
Operating revenues	815,388		795,842		789,852
Cost of services and products (excluding Depreciation, amortization and accretion expense reported below)	298,203		284,384		290,108
Selling, general and administrative expense	236,761		236,439		236,542
Adjusted OIBDA	280,424	[1]	275,019	[1]	263,202	[1]
Depreciation, amortization and accretion expense	180,530		174,054		167,316
(Gain) loss on asset disposals and exchanges, net	1,243		1,131		2,401
Operating income (loss)	98,651		99,834		93,485
Equity in earnings of unconsolidated entities	8		13		17
Investments in unconsolidated entities	3,808		3,806		3,660
Total assets	1,703,471		1,601,847		1,588,783
Capital expenditures	191,162		157,305		120,537
Non Reportable Segment
Business Segment Information
Operating revenues	45,133	[3]	40,167	[3]	46,714	[3]
Cost of services and products (excluding Depreciation, amortization and accretion expense reported below)	32,952	[3]	31,019	[3]	36,573	[3]
Selling, general and administrative expense	8,609	[3]	6,307	[3]	7,126	[3]
Adjusted OIBDA	3,572	[1],[3]	2,841	[1],[3]	3,015	[1],[3]
Depreciation, amortization and accretion expense	3,021	[3]	1,888	[3]	2,542	[3]
(Gain) loss on asset disposals and exchanges, net	(197)	[3]	(76)	[3]	100	[3]
Operating income (loss)	748	[3]	1,029	[3]	373	[3]
Total assets	68,870	[3]	22,709	[3]	24,372	[3]
Capital expenditures	3,206	[3]	1,029	[3]	346	[3]
Other Reconciling Items
Business Segment Information
Operating revenues	(23,396)	[4]	(26,861)	[4]	(30,503)	[4]
Cost of services and products (excluding Depreciation, amortization and accretion expense reported below)	(1,692)	[4]	(1,761)	[4]	(1,865)	[4]
Selling, general and administrative expense	(12,712)	[4]	(27,598)	[4]	(26,641)	[4]
Adjusted OIBDA	(8,992)	[1],[4]	2,498	[1],[4]	(1,997)	[1],[4]
Depreciation, amortization and accretion expense	8,668	[4]	8,752	[4]	9,454	[4]
(Gain) loss on asset disposals and exchanges, net	17	[4]	(9)	[4]	88	[4]
Operating income (loss)	(17,677)	[4]	(6,245)	[4]	(11,539)	[4]
Equity in earnings of unconsolidated entities	(1,036)	[4]	743	[4]	(6,085)	[4]
Gain on investment	12,730	[4]
Investments in unconsolidated entities	31,806	[4]	33,269	[4]	38,658	[4]
Total assets	100,688	[4]	196,012	[2],[4]	245,309	[2],[4]
Capital expenditures	$ 10,324	[4]	$ 13,564	[4]	$ 3,524	[4]

[1]	Adjusted OIBDA is defined as operating income excluding the effects of: depreciation, amortization and accretion (OIBDA); the net gain or loss on asset disposals and exchanges (if any); and the loss on impairment of assets (if any). Adjusted OIBDA is a segment measure reported to the chief operating decision maker for purposes of making decisions about allocating resources to the segments and assessing their performance. This amount may also be commonly referred to by management as operating cash flow. This amount should not be confused with Cash flows from operating activities, which is a component of the Consolidated Statement of Cash Flows. Adjusted OIBDA excludes the net gain or loss on asset disposals and exchanges and loss on impairment of assets (if any), in order to show operating results on a more comparable basis from period to period. TDS does not intend to imply that any of such amounts that are excluded are non-recurring, infrequent or unusual. Accordingly you should be aware that TDS may incur such amounts in the future.
[2]	In preparing its Consolidated Statement of Cash Flows for the year ended December 31, 2011, TDS discovered certain errors related to the classification of outstanding checks with the right of offset. This error resulted in the misstatement of Cash and Total assets for the years ended December 31, 2010 and 2009. The amounts herein have been revised to reflect the proper amounts. See Note 2 ― Revision of Prior Period Amounts for additional information.
[3]	Represents Suttle-Straus and, as of September 23, 2011, Airadigm. See Note 8—Acquisitions, Divestitures and Exchanges for additional information related to Airadigm.
[4]	Consists of corporate operations and inter-segment eliminations.

Supplemental Cash Flow Disclosures (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Supplemental cash flow disclosures
Interest paid	$ 96,203		$ 114,996		$ 123,805
Income taxes paid (refunded)	(66,994)		87,139		53,009
Repayment of short-term debt	(32,671)
Supplemental cash flows, stock based compensation
Net cash receipts from exercise of stock options and vesting of other stock awards	32		309		819
U.S. Cellular
Supplemental cash flows, stock based compensation
Cash receipts upon exercise of stock options	5,447		3,574		1,572
Cash disbursements for payments of taxes	(3,512)	[1]	(3,065)	[1]	(1,654)	[1]
Net cash receipts from exercise of stock options and vesting of other stock awards	1,935		509		(82)
TDS Parent Company
Supplemental cash flows, stock based compensation
Cash receipts upon exercise of stock options	1,463		1,657		1,630
Cash disbursements for payments of taxes	(1,431)	[1]	(1,348)	[1]	(811)	[1]
Net cash receipts from exercise of stock options and vesting of other stock awards	32		309		819
Special Common Shares | TDS Parent Company
Supplemental cash flows, stock based compensation
Shares withheld	65,638	[2]	43,580	[2]	26,999	[2]
Aggregate value of shares withheld	1,537		1,348		811
US Cellular Common Shares | U.S. Cellular
Supplemental cash flows, stock based compensation
Shares withheld	120,250	[2]	310,388	[2]	200,025	[2]
Aggregate value of shares withheld	$ 5,952		$ 13,527		$ 7,622

[1]	In certain situations, TDS and U.S. Cellular withhold shares that are issuable upon the exercise of stock options or the vesting of restricted shares to cover, and with a value equivalent to, the exercise price and/or the amount of taxes required to be withheld from the stock award holder at the time of the exercise or vesting. TDS and U.S. Cellular then pay the amount of the required tax withholdings to the taxing authorities in cash.
[2]	Such shares were withheld to cover the exercise price of stock options, if applicable, and required tax withholdings.

Certain Relationships and Related Transactions (Details) (USD $)	12 Months Ended						0 Months Ended			12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Sidley Austin LLP	Dec. 31, 2010 Sidley Austin LLP	Dec. 31, 2009 Sidley Austin LLP	Sep. 29, 2010 Special Common Shares TDS Parent Company Southeast Asset Management ("SEAM")	Jul. 20, 2009 Special Common Shares TDS Parent Company Southeast Asset Management ("SEAM")	May 29, 2009 Special Common Shares TDS Parent Company Southeast Asset Management ("SEAM")	Dec. 31, 2011 Special Common Shares TDS Parent Company Southeast Asset Management ("SEAM")
Certain relationships and related transactions
Legal expense				$ 13,700,000	$ 14,000,000	$ 13,800,000
Description of related transaction				The following persons are partners of Sidley Austin LLP, the principal law firm of TDS and its subsidiaries: Walter C.D. Carlson, a trustee and beneficiary of a voting trust that controls TDS, the non-executive Chairman of the Board and member of the Board of Directors of TDS and a director of U.S. Cellular, a subsidiary of TDS; William S. DeCarlo, the General Counsel of TDS and an Assistant Secretary of TDS and certain subsidiaries of TDS; and Stephen P. Fitzell, the General Counsel of U.S. Cellular and TDS Telecommunications Corporation and an Assistant Secretary of certain subsidiaries of TDS. Walter C.D. Carlson does not provide legal services to TDS or its subsidiaries.						At the time of each 2009 TDS repurchase, SEAM was a shareholder of more than 5% of TDS Special Common Shares and Common Shares. At the time of the 2010 TDS repurchase, SEAM was a shareholder of more than 5% of TDS Special Common Shares. These transactions were not solicited by TDS and TDS did not enter into any agreements with SEAM. The September 29, 2010 and May 29, 2009 transactions were effected by TDS’ broker pursuant to TDS’ existing institutional brokerage account agreement on the NYSE pursuant to Rule 10b-18 under the Securities Exchange Act of 1934, as amended (“Exchange Act”). The July 20, 2009 transaction was made by TDS' broker pursuant to an agreement entered into pursuant to Rule 10b5-1 under the Exchange Act and was effected on the NYSE in compliance with Rule 10b-18. The repurchases were made under TDS' share repurchase authorizations that were in effect at the time of such repurchases.
Date							Sep 29, 2010	Jul 20, 2009	May 29, 2009
Number of shares acquired							272,323	405,000	1,730,200
Shares purchased	$ 21,500,000	$ 68,056,000	$ 176,625,000				$ 7,700,000	$ 10,500,000	$ 48,200,000
Average cost per share							$ 28.24	$ 25.87	$ 27.89

Subsequent Events (Details)	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2011 Common Shares		Dec. 31, 2010 Common Shares		Dec. 31, 2010 Special Common Shares		Dec. 31, 2011 Series A Common Shares		Dec. 31, 2010 Series A Common Shares		Jan. 13, 2012 TDS Parent Company Share Consolidation Before Share Consolidation	Jan. 24, 2012 TDS Parent Company Share Consolidation After Share Consolidation	Jan. 24, 2012 TDS Parent Company Common Shares Share Consolidation	Jan. 24, 2012 TDS Parent Company Common Shares Share Consolidation Before Share Consolidation	Jan. 24, 2012 TDS Parent Company Common Shares Share Consolidation After Share Consolidation	Jan. 24, 2012 TDS Parent Company Special Common Shares Share Consolidation	Jan. 24, 2012 TDS Parent Company Special Common Shares Share Consolidation Before Share Consolidation	Jan. 24, 2012 TDS Parent Company Series A Common Shares Share Consolidation	Jan. 24, 2012 TDS Parent Company Series A Common Shares Share Consolidation Before Share Consolidation	Jan. 24, 2012 TDS Parent Company Series A Common Shares Share Consolidation After Share Consolidation	Jan. 24, 2012 TDS Parent Company Preferred Shares Share Consolidation Before Share Consolidation	Jan. 24, 2012 TDS Parent Company Preferred Shares Share Consolidation After Share Consolidation
Subsequent events
Subsequent event, date															Jan 13, 2012	Jan 24, 2012
Subsequent event, description															On January 13, 2012, TDS shareholders approved certain amendments to the Restated Certificate of Incorporation of TDS (“Charter Amendments”).	These approved Charter Amendments were effected on January 24, 2012 at which time each outstanding Special Common Share was reclassified as one Common Share and the Special Common Shares ceased to be outstanding and consequently ceased trading on the New York Stock Exchange under the symbol “TDS.S.”
Share conversion ratio, Common shares																	1.087			1
Share conversion ratio, Series A Common shares																						1.087
Common stock, shares outstanding	108,456,000	[1]	103,936,000	[1]	101,337,000	[1]	49,895,000	[1]	47,531,000	[1]	7,119,000	[1]	6,510,000	[1]				49,980,000	101,340,000		47,012,000		6,549,000	7,119,000
Preferred stock, shares outstanding																									8,300	8,300

[1]	The December 31, 2011 amounts reflect the impact of the Share Consolidation Amendment to the Restated Certificate of Incorporation of TDS, as approved by the TDS shareholders on January 13, 2012. See Note 21—Subsequent Events for additional information.